                                                Registration No. 2-69653
                                                       File No. 811-3104

                   SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, DC 20549

                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 46                                            [X]

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 43                                                           [X]

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                      CENTENNIAL TAX EXEMPT TRUST
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           (Exact Name of Registrant as Specified in Charter)

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           6803 South Tucson Way, Centennial, Colorado 80112
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          (Address of Principal Executive Offices) (Zip Code)

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                             1.303.768.3200
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          (Registrant's Telephone Number, including Area Code)

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                          Robert G. Zack, Esq.
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                         OppenheimerFunds, Inc.
     225 Liberty Street, 11th Floor, New York, New York 10281-1008
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                (Name and Address of Agent for Service)

It  is  proposed   that  this  filing  will  become   effective   (check
appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On October 24, 2008 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

                         Centennial Tax Exempt Trust
                   Supplement dated October 24, 2008 to the
                      Prospectus dated October 24, 2008

This supplement amends the Prospectus of Centennial Tax Exempt Trust (the
"Trust") dated October 24, 2008 by adding the following:

The Trust's Board of Trustees has elected for the Trust to participate in the
Temporary Guarantee Program for Money Market Funds (the "Program")
established by the U.S. Treasury Department. The Treasury Department has
accepted the Trust's application to participate in the Program and has entered into a Guarantee Agreement with the Trust dated as of September 19,
2008.

Under the Program, shareholders of the Trust as of the close of business on
September 19, 2008, may be guaranteed against loss in the event that the
Trust's net asset value falls below $0.995 per share.  The Program applies only to shareholders of record as of the close of business on September 19,
2008. The number of shares covered by the Program will be the lesser of (a)
the number of shares of the Trust owned by the shareholder on September 19,
2008 or (b) the number of shares owned by the shareholder on the date the
Trust's net asset value falls below $0.995. If the number of shares of the
Trust you hold after September 19, 2008, fluctuates during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008, will not be covered.

To be entitled to payments under the Program, an investor must have held shares of the Trust on September 19, 2008, and, if the Trust's net asset value per share were to fall below $0.995 per share during the time period covered by the Program, on that date as well. In addition, the Trust's Board of Trustees must take prompt action to liquidate the Trust and the Trust must comply with other requirements of the Program. Upon liquidation of the Trust, a covered shareholder would receive the liquidation value per share of the
Trust and thereafter would receive a payment for each covered share equal to the shortfall between the liquidation proceeds and $1.00 per share. Guarantee payments to all participants in the Program will not exceed the amount available in the U.S. Government's Exchange Stabilization Fund at the time of such payments. As of the date of this supplement, the Exchange Stabilization
Fund is valued at approximately $50 billion, and there is no commitment by the government to increase that amount if it is depleted by claims.

The Program will exist for an initial three month term from September 19,
2008, through December 18, 2008, and will apply only to claims arising during that period. Following the initial three month term, the Treasury Secretary has the option to renew the Program up to the close of business on September
18, 2009. The Program cannot be extended beyond September 18, 2009. The Trust has paid a fee to participate in the Program's initial term in the amount equal to 0.01% of the Trust's net assets as of the close of business on
September 19, 2008.  Participation in any extension of the Program would require payment of an additional fee. There is no guarantee that the Treasury
Department will extend the Program. If the Program is extended, the Board of the Trust will consider whether the Trust should continue to participate. The
Trust may or may not elect to participate, or be eligible to participate, in any extension of the Program.

Further information about the Program can be obtained at the web site of the
Treasury Department at www.ustreas.gov.

October 24, 2008                                      PS0160.016

Centennial Tax Exempt Trust

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Prospectus dated October 24, 2008

                                         Centennial Tax Exempt Trust is a money
                                         market mutual fund.  It seeks the
                                         maximum short-term interest income
                                         exempt from federal income taxes that
                                         is consistent with low capital risk
                                         and the maintenance of liquidity. The
                                         Trust invests in short-term,
                                         high-quality "money market" securities.

                                         This prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
As with all mutual funds, the            how to buy and sell shares of the
Securities and Exchange Commission has   Trust and other account features.
not approved or disapproved the Trust's  Please read this prospectus carefully
securities nor has it determined that    before you invest and keep it for
this prospectus is accurate or           future reference about your account.
complete.  It is a criminal offense to
represent otherwise.
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CONTENTS

                  A B O U T  T H E  T R U S T

                  The Trust's Investment Objective and Strategies

                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  I N V E S T I N G  I N  T H E  T R U S T S

                  This section applies to the prospectuses of Centennial Money
                  Market Trust, Centennial Tax Exempt Trust and Centennial
                  Government Trust

                  How the Trusts are Managed

                  How to Buy Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Sell Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN? The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the
U.S. government, state governments, domestic and foreign corporations and financial institutions and other entities.  They include, for example, municipal securities, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered "high-quality,"
generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

      The Trust normally invests 100% of its assets in municipal securities. As a fundamental policy, the Trust will invest under normal circumstances at least 80%
of its net assets (plus any borrowings for investment purposes) in securities investments the income from which is exempt from federal income taxes. Securities that generate income that is subject to alternative minimum taxes will not count towards that 80% threshold. The balance of the Trust's assets can be invested in investments the income from which may be taxable.  The Trust will not invest more than 20% of its net assets in municipal securities the income on which may be a tax preference item that would increase an individual investor's alternative minimum tax.

WHO IS THE TRUST DESIGNED FOR? The Trust is designed for investors who are seeking income that is exempt from Federal income taxes at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

      All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks.
There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.
If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation or changes in Federal tax rates, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

      TAXABILITY RISK.  The Trust will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Subsequent to the Trust's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Trust as "exempt-interest dividends" could be adversely affected, subjecting the Trust's shareholders to increased federal income tax liabilities.

      Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Trust held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends. It might also impact the price at which the Trust could sell that bond.

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An investment in the Trust is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the
Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/08 through 9/30/08 the cumulative total return (not annualized) was 1.35%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 0.91% (4th Q '00) and the lowest return for a calendar quarter
(not annualized) was 0.08% (3rd Q '03 & 1st Q `04).

Average Annual Total Returns
for the periods ended December 31,    1 Year         5 Years       10 Years

2007

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                                      ---------------              --------------

Centennial Tax Exempt Trust           3.10%          1.78%         2.08%
(inception 9/8/81)

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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the
Trust. The numbers below are based upon the Trust's expenses during its fiscal year ended June 30, 2008.

SHAREHOLDER FEES.  The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class
A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees                              0.41%

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 Distribution and/or Service (12b-1) Fees     0.20%
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 Other Expenses                               0.05%

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 Total Annual Operating Expenses(1)           0.66%

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Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer
Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to
0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time. For the Trust's fiscal year ended June 30 2008, the transfer agent fees did not exceed the expense limitation described above.

1.  As of September 12, 2008, A.G. Edwards, a division of Wachovia Securities, LLC
("Edwards"), a broker-dealer, held 2,550,649,555 shares of the Trust, representing approximately 98.7% of the issued and outstanding shares of the Trust on that date, for the benefit of its clients' accounts. The shares held by Edwards for the benefit of its clients' accounts represent most of the shares of the Trust.
Edwards has advised the Manager that, as a result of its consolidation with
Wachovia Securities, LLC, Edwards intends to redeem the shares of the Trust held for the benefit of its clients' accounts on or about February 13, 2009.  As a result of the planned redemptions in 2009, the Trust's net assets are expected to decline substantially. It is possible that, as a result of those redemptions, the
Trust's Total Annual Operating Expenses, measured as a percent of average daily net assets, may increase in the current and future fiscal periods over the rate of
0.66% incurred in the Trust's fiscal year ended June 30, 2008, although the occurrence or amount of such possible increase cannot be predicted with certainty at this time. Therefore, in connection with the anticipated redemption by Edwards of those shares in 2009, the Board of Trustees of the Trust is expected to consider whether to take action to liquidate the Trust or combine its remaining assets into another fund (subject in either case to the approval of shareholders of the
Trust).

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

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  1 year              3 years            5 years            10 years
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  $68                 $212               $369               $825

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In evaluating the Fund's expenses, it is important to remember that mutual funds offer you the opportunity to combine your resources with those of many other investors to obtain professional portfolio management, exposure to a larger number of markets or issuers, reliable custody for investment assets, liquidity, and convenient recordkeeping and reporting services. Funds also offer other types of investment benefits to individuals without incurring the expense and inconvenience of buying and selling individual securities on your own. Because a fund is a pooled investment, however, shareholders may bear certain fund operating costs as a result of the activities of other fund investors. Because some investors may use fund services more than others, or may have smaller accounts or more frequent account activity, those activities may increase the Fund's overall expenses, which are indirectly borne by all of the Fund's shareholders.

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act of 1940 ("Investment Company Act").  The
Statement of Additional Information contains more detailed information about the
Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management Corporation
(referred to in this prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates. All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the
      Investment Company Act and the special procedures set by the Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

   o  Municipal Securities.  The Trust buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations.  These are debt obligations issued by the governments of states, the District of Columbia, their political subdivisions (such as cities, towns and counties), or  any commonwealth or territory of the United
      States, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal individual income tax in the opinion of bond counsel to the issuer.  All of these types of debt obligations are referred to as "municipal securities" in this prospectus.

o     Other Money Market Instruments. Up to 20% of the Trust's assets can be invested in investments, the income from which may be taxable.  The Trust's taxable investments include repurchase agreements, municipal securities issued to benefit a private user and certain temporary investments.  These investments are described below under "Other Investment Strategies" or in the
      Statement of Additional Information. Normally, the Trust will not invest more than 20% of its total assets in taxable investments.

   Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

Fixed Income Market Risks. Recent developments relating to subprime mortgages have adversely affected fixed-income securities markets in the United States, Europe and elsewhere. The values of many types of debt securities have been reduced, including debt securities that are not related to mortgage loans. These developments have reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing on attractive terms or at all. In addition, broker-dealers and other market participants have been less willing to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments may also have a negative effect on the broader economy. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The
      Trust can buy only those instruments that meet standards set by the
      Investment Company Act for money market funds and procedures adopted by the
      Board of Trustees.  The Trust's Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:

o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories
      (if only one rating organization has rated the investment), or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks. The Trust must also maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.  Additionally, the remaining maturity of any single portfolio investment may not exceed the maximum time permitted under Rule
2a-7 (currently 397 days).

Can the Trust's Investment Objective and Policies Change?  The Trust's Board can
      change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus.
      Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy.  Some investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of
      Additional Information says that it is.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated
      periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate or benchmark for such investment, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under
      Rule 2a-7 (currently 397 days) from the date of purchase.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of Additional
Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

"When-Issued" and "Delayed-Delivery" Transactions.  The Trust may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Trust does not intend to make such purchases for speculative purposes.  During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Trust if the value of the security declines prior to the settlement date.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The
      Trust can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.
      Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain
      "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.
      Although the obligation may be secured by the leased equipment of facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment.
      Some of these obligations might not have an active trading market and would be subject to the Trust's limits on "illiquid" securities described below.
      From time to time the Trust can invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Trust's Board of Trustees.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Trust's net assets that can be subject to repurchase agreements of seven days or less.  Income earned on repurchase transactions is not tax exempt and accordingly, under normal market conditions, the Trust will limit its investments in repurchase transactions to 20% of its total assets.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  The Trust will not invest more than 10% of its net assets in illiquid securities.  That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

Demand Features and Guarantees.  The Trust can invest a significant percentage of its assets in municipal securities that have demand features, guarantees or similar credit and liquidity enhancements.  A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest.  A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security.
      Demand features and guarantees can effectively:
o     shorten the maturity of a variable or floating rate security,
o     enhance the security's credit quality, and
o     enhance the ability to sell the security.

      The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature.  When the Trust purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because the Trust invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Trust.
Therefore, an investment in the Trust may be riskier than an investment in other types of money market funds.

Temporary Defensive and Interim Investments.  In times of unstable adverse market, political or economic conditions, the Trust can invest up to 100% of its assets in temporary or interim investments that are inconsistent with the
      Trust's principal investment strategies.  These temporary investments can include:
o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities,
o     bankers' acceptances; taxable commercial paper rated in the highest category by a rating organization,
o     short-term taxable debt obligations rated in one of the two highest rating categories of a rating organization,
o     certificates of deposit of domestic banks, and
o     repurchase agreements.

      To the extent the Trust assumes a temporary defensive position; a significant portion of the Trust's distributions may be taxable.

Conflicts of Interest. The investment activities of the Manager and its affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager or its affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager or its affiliates and the Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve gains. The Manager has adopted policies and procedures designed to address potential conflicts of interest identified by the Manager, however such policies and procedures may also limit the Fund's investment activities and affect its performance.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made.  The Trust also discloses its portfolio holdings in their Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission no later than 60 days after the close of their first and third fiscal quarters.  These required filings are publicly available at the Securities and Exchange Commission.  Therefore,
portfolio holdings of the Trust are made publicly available no later than 60 days after the close of the Trust's fiscal quarters.

A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the Trust's Statement of
Additional Information.

I N V E S T I N G  I N  T H E  T R U S T S

The information below applies to Centennial Money Market Trust, Centennial Tax
Exempt Trust and Centennial Government Trust.  Each is referred to as a "Trust" and they are collectively referred to as the "Trusts." Unless otherwise indicated, this information applies to each Trust.

How the Trusts are Managed

THE MANAGER. The investment adviser for the Trusts is the Manager, Centennial Asset
Management Corporation, a wholly owned subsidiary of OppenheimerFunds, Inc.  The
Manager chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to certain policies established by the Trusts' Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1978.  The Manager and its parent company and controlled affiliates managed more than $195 billion in assets as of September 30, 2008, including other Oppenheimer and Centennial funds with more than 6 million shareholder accounts.  The Manager is located at 6803 South
Tucson Way, Centennial, Colorado 80112.

Advisory Fees.  Under each investment advisory agreement, a Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the
      Trust grows.  That fee is computed on the net assets of the respective Trust as of the close of each business day.

o     Centennial Money Market Trust.  The annual management fee rates are: 0.500%
      of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million,
      0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next $500 million, and 0.325% of net assets in excess of $2 billion.  The
      Trust's management fees for its fiscal year ended June 30, 2008 was 0.34% of the Trust's average annual net assets.

o     Centennial Government Trust.  The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million,
      0.400% of the next $250 million, 0.375% of the next $250 million, and 0.350%
      of net assets in excess of $1.5 billion.  The Trust's management fee for its fiscal year ended June 30, 2008 was 0.46% of the Trust's average annual net assets.

o     Centennial Tax Exempt Trust.  The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million,
      0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next $500 million, and 0.325% of net assets in excess of $2 billion.
      Under the agreement, when the value of the Trust's net assets is less than
      $1.5 billion, the annual fee payable to the Manager shall be reduced by
      $100,000 based on average net assets computed daily and paid monthly at the annual rates.  However, the annual fee cannot be less than $0. The Trust's management fees for its fiscal year ended June 30, 2008 was 0.41% of the
      Trust's average annual net assets.

      A discussion of the matters considered by the Trusts' Independent Trustees, in approving the Trust's Investment Advisory Agreement, is included in each Trust's semi-annual report to shareholders for the period ended December 31, 2007.

Portfolio Manager.  Each Trust's portfolio is managed by Carol E. Wolf who is primarily responsible for the day-to-day management of the Trusts'
      investments.  She is an officer and a portfolio manager of each Trust.  Ms.
      Wolf has had the responsibility of portfolio manager since November 1988 for
      Centennial Government Trust, October 1990 for Centennial Money Market Trust
      and June 2008 for Centennial Tax Exempt Trust.  She has been a Vice President of the Manager since August 2004 and a Senior Vice President of
      OppenheimerFunds, Inc. since September 2000. Ms. Wolf is an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment adviser.

      The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts she manages and her ownership of Trust shares.

A B O U T Y O U R A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor
(Centennial Asset Management Corporation) or the Sub-Distributor (OppenheimerFunds
Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the
Sub-Distributor as described below. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

How is a Trust's Net Asset Value Determined?  The net asset value of shares of each
Trust is normally determined twice each day, at 12:00 Noon and at 4:00 p.m., on each day the New York Stock Exchange (the "NYSE") is open for trading (referred to in this prospectus as a "regular business day"). All references to time in this prospectus are to "Eastern time."

      The net asset value per share is determined by dividing the value of a
Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of each Trust offered by this prospectus are considered to be
Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

      If, after the close of the principal market on which a security held by the
Trusts is traded, and before the time the Trusts' securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Trusts' Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.  The minimum investment requirements do not apply to reinvesting distributions from a Trust or other eligible funds (a list of them appears in the Statement of Additional
Information, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption Program.
      You can buy shares of a Trust through a broker/dealer that has a sales agreement with the Trusts' Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's Automatic Purchase and Redemption
      Program. Shares of each Trust are sold mainly to customers of participating broker/dealers that offer the Trusts' shares under these special purchase programs.  If you participate in an Automatic Purchase and Redemption Program established by your broker/dealer, your broker/dealer buys shares of a Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an
      Automatic Purchase and Redemption Program, you can buy shares of a Trust through any broker/dealer that has a selling agreement with the Distributor or Sub-Distributor.  Your broker/dealer will place your order with the
      Distributor on your behalf. A broker/dealer may charge for that service.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trusts' Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names or who purchase shares through a broker/dealer and hold their shares in their own names are referred to as "direct shareholders" in this prospectus.

      The Sub-Distributor may appoint certain servicing agents to accept purchase
      (and redemption) orders, including broker/dealers that have established
      Automatic Purchase and Redemption Programs.  The Distributor or
      Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below.  Your Automatic Purchase and Redemption
Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic Purchase and
Redemption Program to your broker/dealer, because the Trusts' Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the
      Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o     If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 4:00 p.m. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order between 12:00 Noon and 4:00 p.m.
      on a regular business day with the broker/dealer's guarantee that the Trusts'
      custodian bank will receive payment for those shares in Federal Funds by 4:00
      p.m. the next regular business day, the order will be effected at the net asset value determined at 4:00 p.m. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of a
Trust by completing a Centennial Funds new account application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O. Box 5143, Denver,
Colorado 80217.  Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the
Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the selected Trust is appropriate for you.

      Each Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of a Trust by check. Send your check, payable to "OppenheimerFunds Distributor, Inc.,"
      along with your application and other documents to the address listed above.
      Your check must be payable in U.S. dollars and drawn on a U.S. bank.
      Distributions will begin to accrue on the next regular business day after the
      Sub-Distributor accepts your purchase order. The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of a Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the
      Sub-Distributor's Wire Department at 1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the
      Sub-Distributor of the wire, and to receive further instructions.

      Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00
      Noon.  If the Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 p.m. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of a Trust automatically each month by authorizing the Trusts'
      Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment Plan
      Application and the Statement of Additional Information. The minimum monthly purchase is $25.

Service (12b-1) Plans. Each Trust has adopted a service plan.  It reimburses the
      Distributor for a portion of its costs incurred for services provided to accounts that hold shares of a Trust.  Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager, the
Distributor and the Sub-Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's and/or the Sub-Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Trusts.
These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager, the Distributor and the Sub-Distributor.
These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Trust to these financial intermediaries. These payments by the Manager, the Distributor or the
Sub-Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Trust" in this prospectus because they are not paid by the Trusts.

     "Financial intermediaries" are firms that offer and sell Trust shares to their clients, or provide shareholder services to the Trusts, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Trusts' shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Trust shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as
"distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as
"revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Trusts and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Trusts or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's or the Sub-Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Trusts for preferred status with the intermediary receiving the payment or provide representatives of the Distributor or the Sub-Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors.
Additionally, as firm support, the Manager, the Distributor or the Sub-Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the
Financial Industry Regulatory Authority (FINRA), formerly known as the NASD)
designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Trusts or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Trust shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor or the Sub-Distributor to provide educational and training support for the intermediary's sales personnel relating to the Trusts or the Oppenheimer funds, the availability of the Trusts or the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager, Distributor or the Sub-Distributor's
relationship with the intermediary. The Manager, Distributor and the
Sub-Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager,
Distributor or the Sub-Distributor sell more shares of the Trusts or the
Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager, Distributor and the Sub-Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor, the Sub-Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Trust shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

      The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager, Distributor or the
Sub-Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager,
Distributor or the Sub-Distributor and their affiliates, or any other fees or expenses it charges.

RETIREMENT PLANS.  Direct shareholders may buy shares of Centennial Money Market
      Trust or Centennial Government Trust for a retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The Sub-Distributor also offers a number of different retirement plans that individuals and employers can use:

   Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs,
   SIMPLE IRAs, and rollover IRAs.
o     SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
o     403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
o     401(k) Plans.  These are special retirement plans for businesses.
o     Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

      Please call the Sub-Distributor for retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received by the Sub-Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below)
and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the
Trusts or their Transfer Agent directly to redeem shares held in your Program
Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in
"Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by wire, by using a Trust's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal
Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.9310 for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Trusts from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to an account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer Agent
      will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter of instruction to the Transfer Agent that includes:
   o  Your name,
   o  The Trust's name,
   o  Your account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered,
      and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

                                         ----------------------------------------
                                                             ------------------------------------------------------------------------------------
     ------------------------------------------------------- Send courier or express mail

     Use the following address for                           requests to:
     ------------------------------------------------------- Shareholder Services, Inc.
     regular mail:                                           12100 East Iliff Avenue, Suite 300
     Shareholder Services, Inc.                              Aurora, Colorado 80014

     P.O. Box 5143
     Denver, Colorado 80217-5143
                                         ----------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent or its designated agent must receive the request by 4:00 p.m. on that day. You may not redeem shares held under a share certificate or in certain retirement accounts by telephone.  To redeem shares through a service representative, call 1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to
      $100,000 may be redeemed by telephone in any seven-day period.  This service is not available within 30 days of changing the address on an account.

Retirement Plan Accounts.  There are special procedures to sell shares held in a retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Trust shares in your plan account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal
      Reserve wire system.  The minimum redemption you can have sent by wire is
      $2,500. There is a $10 fee for each request.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.  If you hold your shares through your broker/dealer's Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption
Program participants may write checks against an account held under their Program, but must arrange for checkwriting privileges through their broker/dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the Transfer Agent for signature cards.
They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.
Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o  Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trusts' custodian bank.
   o  Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checkwriting privileges are not available for shares that are held in a retirement account.
   o  Checks must be written for at least $250.
   o  Checks cannot be paid if they are written for more than your account value.
   o  You may not write a check that would require the Trusts to redeem shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.
o     Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trusts do not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.  Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another
Centennial Trust or eligible fund.  However,

o     if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o     those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o     you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of a Trust may be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial Money Market Trust,
Centennial Government Trust, Centennial Tax Exempt Trust, Centennial California Tax
Exempt Trust and Centennial New York Tax Exempt Trust (referred to in this prospectus as the "Centennial Trusts"), if available for sale in your state of residence, by contacting your broker/dealer and obtaining a prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of a Trust for Class A shares of certain eligible funds listed in the
Statement of Additional Information. Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.
For example, you can exchange shares of the Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of the Trust. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The selected fund must offer the exchange privilege.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of a Trust is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging.
An exchange may result in a capital gain or loss. Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

      Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

You may pay a sales charge when you exchange shares of a Trust.  Because shares of the Trusts are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from a Trust or other eligible funds, or when you exchange shares of a Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

   o  Written Exchange Requests.  Send a request letter, signed by all owners of the account to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

   o  Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares for which share certificates have been issued may not be exchanged by telephone.

Please refer to "How to Exchange Shares" in the Statement of Additional Information
for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
exchange privilege affords investors the ability to switch their investments among eligible funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of the Trusts' shares may interfere with the Manager's ability to manage the Trusts' investments efficiently, increase the Trusts' transaction and administrative costs and/or affect the Trusts'
performance, depending on various factors, such as the size of the Trusts, the nature of its investments, the amount of the Trusts assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Trusts might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Trusts'
brokerage or administrative expenses might be increased.

Therefore, the Manager and the Trusts' Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or
      "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.  However, the Transfer Agent may delay the reinvestment of proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the
      Oppenheimer or Centennial funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Trust and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
      Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Trusts may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
      send a written warning to direct shareholders that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer
      Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Trusts through a financial intermediary such as a broker/dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan that holds your shares in an account under its name (these are sometimes referred to as omnibus or street name accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Trusts, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Trusts' policies to their customers who invest indirectly in the Trusts, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the omnibus or street name accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as
(a) accounts held in omnibus form in the name of a broker/dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.  If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Trust that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Trusts' Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange all or some of the shares of the selected Trust held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into another fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange.
      The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance
      ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on a Trust's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of any money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days.
      However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers'
      accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the
      Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares of a Trust may be suspended during any period in which a
      Trust's determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in a Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Trusts at any time.  The Trusts will provide you notice whenever they are required to do so by applicable law.  If an account has more than one owner, the Trusts and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the Securities and
      Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Involuntary redemptions of small accounts may be made by the Trusts if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

Federal regulations may require the Trust to obtain your name, your date of birth
      (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or
      other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Trusts or the Transfer Agent may use this information to attempt to verify your identity.  The Trusts may not be able to establish an account if the necessary information is not received.  The Trusts may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Trusts are unable to verify your identity after your account is established, the Trusts may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trusts your correct, certified Social Security Number or
      Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Trusts will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Trusts' privacy policy to shareholders having the same last name and address on the Trusts' records. The consolidation of these mailings, called householding, benefits the Trusts through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the
      Transfer Agent at 1.800.525.9310. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a Trust from the purchase payment for such shares.

CAPITAL GAINS.  Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains annually.  A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase and
      Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

o     Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in the selected Trust.
o     Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the selected Trust while receiving other types of distributions by check or having them sent to your bank account.
o     Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o     Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established, provided that the selected fund is available for exchange.

Under the terms of the Automatic Purchase and Redemption Programs, your broker/dealer can redeem shares to satisfy debit balances arising in your Program
Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES.

Centennial Money Market Trust and Centennial Government Trust.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in Centennial Money Market Trust and
      Centennial Government Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Trust will send you and the Internal Revenue Service a statement showing the amount of each taxable distribution you received in the previous year.  Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

      Each Trust intends each year to qualify as a "regulated investment company"
      under the Internal Revenue Code, but reserves the right not to qualify.  Each
      Trust qualified during its last fiscal year.  The Trusts, as regulated investment companies, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Centennial Tax Exempt Trust.  Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

      Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains and non-tax-exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year your Trust will send you and the Internal Revenue
      Service a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

      If you are neither a lawful permanent resident nor a citizen of the United
      States, or if you are a foreign entity, the Trust's ordinary income dividends
      (which include distributions of net short-term capital gain) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. Dependent upon Congressional action, for the Trust's taxable year beginning June 1, 2008, certain distributions that are designated by the Trust as interest-related dividends or short-term gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Trust's distributions are derived from dividends, they will not be eligible for this exemption.

Remember, There May be Taxes on Transactions.  Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by a Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Trust's independent registered public accounting firm, whose report, along with the Trust's financial statements, are included in the Statement of Additional Information which is available on request.

FINANCIAL HIGHLIGHTS

YEAR ENDED JUNE 30,                                2008         2007      2006      2005      2004
-------------------                               ------       ------    ------    ------    ------
PER SHARE OPERATING DATA
Net asset value, beginning of period              $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00
Income from investment operations--net
   investment income and net realized gain           .02(1)       .03(1)    .02(1)    .01(1)     --(2)
Dividends and/or distributions to shareholders:
Dividends from net investment income                (.02)        (.03)     (.02)     (.01)       --(2)
Distributions from net realized gain                  --(2)        --(2)     --        --        --
Total dividends and/or distributions to
   shareholders                                     (.02)        (.03)     (.02)     (.01)       --(2)
                                                  ------       ------    ------    ------    ------
Net asset value, end of period                    $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                  ======       ======    ======    ======    ======
TOTAL RETURN(3)                                     2.44%        3.09%     2.44%     1.21%     0.35%
                                                  ======       ======    ======    ======    ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $2,515       $1,701    $1,710    $1,701    $1,778
Average net assets (in millions)                  $2,040       $1,764    $1,701    $1,797    $1,851
Ratios to average net assets:(4)
Net investment income                               2.32%        3.04%     2.40%     1.20%     0.35%
Total expenses                                      0.66%        0.67%     0.68%     0.67%     0.67%
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian
   expenses                                         0.66%        0.67%     0.68%     0.65%     0.67%

(1.) Per share amounts calculated based on the average shares outstanding during the period.

(2.) Less than $0.005 per share.

(3.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

(4.) Annualized for periods less than one full year.

INFORMATION AND SERVICES

For More Information on Centennial Tax Exempt Trust

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual
Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Trust's privacy policy and other information about the Trusts or your account:

---------------------------------------------------------------------------------
By Telephone:                            Call Shareholder Services, Inc.
                                         toll-free:
                                         1.800.525.9310
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         Shareholder Services, Inc.
                                         P.O. Box 5143
                                         Denver, Colorado 80217-5143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
On the Internet:                         You can request these documents by
                                         e-mail or through the OppenheimerFunds
                                         website.  You may also read or
                                         download certain documents on the
                                         OppenheimerFunds website at:
                                         www.oppenheimerfunds.com
---------------------------------------------------------------------------------

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public Reference
Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at
1.202.551.8090.  Reports and other information about the Trust are available on the
EDGAR database on the Securities and Exchange Commission's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's e-mail address:
publicinfo@sec.gov or by writing to the Securities and Exchange Commission's Public
Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                             The Trust's shares are distributed by:
The Trust's SEC File No.: 811-3104           Centennial Asset Management Corporation

PR0160.001.1008
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL TAX EXEMPT TRUST

      Graphic material included in prospectus of Centennial Tax Exempt Trust (the
"Trust") under the heading:  "Annual Total Returns (as of December 31 each year)."

      A bar chart will be included in the prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         2.91%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         2.60%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         3.42%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         2.23%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/02                         0.80%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/03                         0.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/04                         0.59%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/05                         1.87%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/06                         2.91%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/07                         3.10%

--------------------------------------------------------------------

------------------------------------------------------------------------------
Centennial Tax Exempt Trust
------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated October 24, 2008

      This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated October 24, 2008.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's
Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents

Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks........
     The Trust's Investment Policies..........................................
     Other Investment Strategies..............................................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings.........................................
How the Trust is Managed......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Trust.......................................
     The Manager..............................................................
Service Plan..................................................................
Payments to Trust Intermediaries..............................................
Performance of the Trust......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Trust........................................

Financial Information About the Trust
Report of Independent Registered Public Accounting Firm.......................
Financial Statements..........................................................

Appendix A: Description of Securities Ratings..............................A-1

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 ABOUT THE TRUST
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Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management
Corporation, (referred to as, the "Manager") will select for the Trust.
Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Trust may be affected by changes in general interest rates and other factors, prior to their maturity. Because the current values of debt securities vary inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value.
Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Trust unless the Trust sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The
Trust does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security.
In that case, the Trust could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the Prospectus under "About the Trust's
Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds.   The Trust has classified long-term municipal
securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including
"private activity" bonds). They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

o     General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities;
and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Private  Activity  Bonds.  The  Tax  Reform  Act  of  1986  amended  and reorganized,  under the Internal  Revenue Code of 1986,  as amended (the
      "Internal  Revenue  Code"),   the  rules  governing   tax-exemption  for
      interest  on certain  types of  municipal  securities  known as "private activity  bonds"  (or,  "industrial  development  bonds"  as  they  were referred  to under  pre-1986  law),  the  proceeds  of which are used to
      finance  various   non-governmental   privately  owned  and/or  operated
      facilities.  Under  the  Internal  Revenue  Code,  interest  on  private activity  bonds is excludable  from gross income for federal  income tax purposes if the financed  activities  fall into one of seven  categories of "qualified  private  activity  bonds,"  consisting of mortgage bonds,
      veterans  mortgage  bonds,  small  issue  bonds,   student  loan  bonds,
      redevelopment  bonds,  exempt  facility bonds and 501(c)(3)  bonds,  and certain  tests are met.  The types of  facilities  that may be  financed with exempt facility bonds include  airports,  docks and wharves,  water
      furnishing   facilities,   sewage   facilities,   solid  waste  disposal
      facilities,  qualified  residential  rental  projects,  hazardous  waste facilities  and high  speed  intercity  rail  facilities.  The  types of facilities that may be financed with 501(c)(3)  bonds include  hospitals and educational  facilities  that are owned by 501(c)(3)  organizations.
      Normally,  the Trust will not invest  more than 20% of its total  assets in private activity municipal securities or other taxable investments.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond)
      depends on whether (i) more than a certain percentage (generally 10%)
      of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of
      5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Moreover, a private activity bond of certain types that would otherwise be a qualified tax-exempt private activity bond will not, under
      Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user"
      of the facilities financed by the bond, or a "related person" of such a substantial user.  A "substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Trust makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Trust should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Trust's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds were held by the Trust, a proportionate share of the exempt-interest dividends paid by the Trust would constitute an item of tax preference to such shareholders.

      |X|   Municipal Notes.  Municipal securities having a maturity (when the security is issued) of one year or less are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

o     Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax Exempt Commercial Paper.  This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Trust's investments in
municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Trust would be limited as described in the prospectus in "Illiquid Securities." From time to time the Trust may invest more than 5% of its net assets in municipal lease obligations that the
Manager has determined to be liquid under guidelines set by the Board of
Trustees. Those guidelines require the Manager to evaluate:

o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      While the Trust holds such securities, the Manger will also evaluate the likelihood of a continuing market for these securities and their credit quality.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.
While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.
The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.
The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are eligible securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

|X|   When-Issued and Delayed Delivery Transactions.  As stated in the
Prospectus, the Trust may invest in municipal securities on a "when-issued"
or "delayed delivery" basis. Payment for and delivery of the securities shall not exceed 120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from this investment.  However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also segregate cash or other liquid high quality Securities equal in value to the commitment for the when-issued securities.  While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.  There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

|X|   Tender Option Bond Programs. The Trust may also invest a significant portion of its assets in tender option bond programs. Tender option bond programs are a type of municipal bond derivative security that provide for tax-free income at a variable rate. In such programs, high quality longer-term municipal bonds are held inside a trust and varying economic interests in the bonds are created and sold to investors. One class of investors earns interest at a rate based on current short-term tax-exempt interest rates and may tender its holdings at par to the program sponsor at agreed upon intervals. This share class is an eligible security for municipal money market fund investments. A second class of investors has a residual income interest (earning any net income produced by the underlying bonds that exceeds the variable income paid to the other class of investors) and bears the risk that the underlying bonds decline in value due to changes in market interest rates. The Funds do not invest in this second class of shares. Under the terms of such programs, both investor classes bear the risk of loss that would result from a default on the underlying bonds as well as from other potential, yet remote, credit or structural events.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.
Under Rule 2a-7 of the Investment Company Act of 1940 ("Investment Company
Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of
Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

o     Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the Securities and
Exchange Commission (the "SEC").  Eligible securities may be "first tier" or
"second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities. A second tier security is any eligible security that is not a first tier security.

         The Trust may also buy second tier "conduit securities."  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

         The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.  These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization.
Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees."

         The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of
Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of
Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

o     Diversification.  The Trust cannot invest more than 5% of its total
assets in securities issued by one issuer.   It cannot invest more than 5% of
its total assets in securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security.  For conduit securities, the Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the
"special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

         The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the security or the demand feature or guarantee is a second tier security, the
Trust may not invest more than 5% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

o     Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess of the maximum permitted maturity under Rule 2a-7 which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

o     Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above.  The Trust considers the person which issues the demand feature as the person to which the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

         The Trust may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The
Trust's purchases of demand features are subject to the provisions of Rule
2a-7 under the Investment Company Act.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.
Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

|X|   Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S.
commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). They must meet credit requirements set by the Manager from time to time.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the SEC, the Trust, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities.  Under the policies and procedures established by the Trust's Board of Trustees, the Manager determines the liquidity of certain of the Trust's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.
A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities
Act of 1933.

      Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

      There are restricted securities that are not illiquid that the Trust can buy.  They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are related to current transactions of the issuer and therefore are exempt from registration as commercial paper.  Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

|X|   Diversification.  For purposes of diversification under the Investment
Company Act, and the Trust's investment restrictions, the identification of the issuer of a Municipal Bond or Note depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.  If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and is to be treated as an issue of such government or other entity. Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The
Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this
Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot make loans, except by purchasing debt obligations in accordance with its investment policies as approved by the Board, or by entering into repurchase agreements, or by lending portfolio securities in accordance with applicable regulations;
o     The Trust cannot borrow money except as a temporary measure for extraordinary or emergency purposes, and then only up to 10% of the value of its assets; no more than 10% of the Trust's net assets may be pledged, mortgaged or assigned to secure a debt; no investments may be made while outstanding borrowings, other than by means of reverse repurchase agreements (which are not
           considered borrowings under this restriction), exceed 5% of its assets;

o     The Trust cannot invest more than 5% of the value of its total assets taken at market value in the securities of any one issuer (not including the U.S. government or its agencies or
           instrumentalities, whose securities may be purchased without limitation for defensive purposes);

o     The Trust cannot purchase more than 10% of the outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control;

o     The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or
           development programs;

o     The Trust cannot invest in real estate; however the Trust may purchase municipal bonds or notes secured by interests in real estate;

o     The Trust cannot make short sales of securities or purchase securities on margin, except for short-term credits necessary for the clearance of purchases and sales of portfolio securities;

o     The Trust cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Trust or its advisor who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

o     The Trust cannot underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter for purposes of the Securities Act of 1933;

o     The Trust cannot invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation or acquisition of assets;

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow
           arrangements are established, to cover the related obligations; or

o     The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

      Except for the fundamental investment restriction regarding the Trust's borrowing policy, unless the Prospectus or this Statement of Additional
Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For the purpose of the Trust's policy not to concentrate its investments as described above, the Trust has adopted classifications of industries and groups or related industries. These classifications are not fundamental.

Disclosure of Portfolio Holdings.  The Trust has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of OppenheimerFunds Inc.,
Distributor, Sub-Distributor and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Trust's investment program or enable third parties to use that information in a manner that is harmful to the Trust.

o     Public Disclosure. The Trust's portfolio holdings are made publicly available no later than 60 days after the close of each of the
         Trust's fiscal quarters in its semi-annual report to shareholders, its annual report to shareholders, or its Statements of Investments on Form N-Q. Those documents are publicly available at the SEC.

      Until publicly disclosed, the Trust's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing the Trust's shareholders with information about their
Trust's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Trust's portfolio holdings information could attempt to use that information to trade ahead of or against the Trust, which could negatively affect the prices the Trust is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Trust's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Trust or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure the
Trust's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Trust's Board shall not be deemed to be "compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Trust.

      A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Trust's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If the Trust's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
      Trust portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
      Portfolio and Legal departments must approve the completed request for release of Trust portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Trust's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Trust's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the
Trust's Board, or as an employee, officer and/or trustee of the Manager,
Distributor, Sub-Distributor or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Trust's Manager, Distributor and Transfer Agent who
      need to have access to such information (as determined by senior officers of such entity),
o     The Trust's independent registered public accounting firm,
o     Members of the Trust's Board and the Board's legal counsel,
o     The Trust's custodian bank,
o     A proxy voting service designated by the Trust and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by the Trust's regular pricing services).

      Portfolio holdings information of the Trust may be provided, under limited circumstances, to brokers and/or dealers with whom the Trust trades and/or entities that provide investment coverage and/or analytical information regarding the Trust's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Trust, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Trust.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
      (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Trust are not priced by the Trust's regular pricing services)
o     Dealers to obtain price quotations where the trust is not identified as the owner

      Portfolio holdings information (which may include information on the
Trust's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, Sub-Distributor or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, Financial
      Industry Regulatory Industry ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Trust's shareholders may, under unusual circumstances (such as a lack of liquidity in the Trust's portfolio to meet redemptions), receive redemption proceeds of their Trust shares paid as pro rata shares of securities held in the Trust's portfolio.  In such circumstances, disclosure of the Trust's portfolio holdings may be made to such shareholders.

      Any permitted release of non-public portfolio holdings information must be in accordance with the Trust's then-current policy on approved methods for communicating confidential information, including but not limited to the
Trust's policy as to use of secure e-mail technology.

      The Chief Compliance Officer of the Trust and the Manager, Distributor,
Sub-Distributor and Transfer Agent (the "CCO") shall oversee the compliance by the Manager, Distributor, Sub-Distributor Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Trust's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Trust has been made during the preceding year pursuant to these policies. The CCO shall report to the Trust's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Trust have entered into ongoing arrangements to make available information about the Trust's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:
ABG Securities               Fixed Income Securities  Nomura Securities
ABN AMRO                     Fortis Securities        Oppenheimer & Co.
AG Edwards                   Fox-Pitt, Kelton         Oscar Gruss
Allen & Co                   Friedman, Billing,       OTA
                             Ramsey
American Technology Research Gabelli                  Pacific Crest Securities
Auerbach Grayson             Garp Research            Piper Jaffray Inc.
Avondale                     Gartner                  Portales Partners
Banc of America Securities   George K Baum & Co.      Punk Ziegel & Co
Barra                        Goldman Sachs            Raymond James
BB&T                         Howard Weil              RBC
Bear Stearns                 HSBC                     Reuters
Belle Haven                  ISI Group                RiskMetrics/ISS
Bloomberg                    ITG                      Robert W. Baird
BMO Capital Markets          Janco                    Roosevelt & Cross
BNP Paribas                  Janney Montgomery        Russell
Brean Murray                 Jefferies                Sandler O'Neil
Brown Brothers               JMP Securities           Sanford C. Bernstein
Buckingham Research Group    JNK Securities           Scotia Capital Markets
Canaccord Adams              Johnson Rice & Co        Sidoti
Caris & Co.                  JP Morgan Securities     Simmons
CIBC World Markets           Kaufman Brothers         Sander Morris Harris
Citigroup Global Markets     Keefe, Bruyette & Woods  Societe Generale
CJS Securities               Keijser Securities       Soleil Securities Group
Cleveland Research           Kempen & Co. USA Inc.    Standard & Poors
Cogent                       Kepler Equities/Julius   Stanford Group
                             Baer Sec
Collins Stewart              KeyBanc Capital Markets  State Street Bank
Cowen & Company              Lazard Freres & Co       Stephens, Inc.
Craig-Hallum Capital Group   Leerink Swan             Stifel Nicolaus
LLC
Credit Agricole Cheuvreux    Lehman Brothers          Stone & Youngberg
N.A. Inc.
Credit Suisse                Loop Capital Markets     Strategas Research
Data Communique              Louise Yamada Tech       Sungard
                             Research
Daiwa Securities             MainFirst Bank AG        Suntrust Robinson
                                                      Humphrey
Davy                         Makinson Cowell US Ltd   SWS Group
Deutsche Bank Securities     McAdmas Wright           Think Equity Partners
Dougherty Markets            Merrill Lynch            Thomas Weisel Partners
Dowling                      Miller Tabak             Thomson Financial
Empirical Research           Mizuho Securities        UBS
Enskilda Securities          Moodys Research          Virtusa Corporation
Exane BNP Paribas            Morgan Stanley           Wachovia Securities
Factset                      Natexis Bleichroeder     Wedbush
Fidelity Capital Markets     Ned Davis Research Group Weeden
First Albany                 Needham & Co             William Blair

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1985, with an unlimited number of authorized shares of beneficial interest.

|X|   Classes  of  Shares.  The Trust  has a single  class of shares of stock.
While  that class has no  designation,  it is deemed to be the  equivalent  of
Class A for purposes of the shareholder  account  policies that apply to Class
A shares of the Oppenheimer funds.

      Shares of the Trust are  freely  transferable.  Each  share has one vote at shareholder  meetings,  with  fractional  shares voting  proportionally  on matters  submitted  to a vote of  shareholders.  There  are no  preemptive  or conversion  rights and shares  participate  equally in the assets of the Trust upon liquidation.

Meetings of Shareholders.  As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Trust, to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment
Company Act.

|X|   Shareholder  and Trustee  Liability.  The Trust's  Declaration  of Trust
contains an express  disclaimer of  shareholder  or Trustee  liability for the
Trust's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Trust's  property for any  shareholder  held personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Trust  shall  assume the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Trust and  shall  satisfy  any judgment  on  that  claim.  Massachusetts  law  permits  a  shareholder  of  a business  trust  (such  as  the  Trust)  to be  held  personally  liable  as a
"partner"  under  certain  circumstances.  However,  the  risk  that  a  Trust shareholder  will incur  financial  loss from being held liable as a "partner"
of the Trust is limited to the relatively  remote  circumstances  in which the
Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its
Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.

      The Audit Committee held 4 meetings during the Trust's fiscal year ended June 30, 2008. The Review Committee held 4 meetings during the Trust's fiscal year ended June 30, 2008. The Governance Committee held 2 meetings during the Trust's fiscal year ended June 30, 2008.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee.  Each committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent
Trustees").  The members of the Audit Committee are George C. Bowen
(Chairman), Robert J. Malone and F. William Marshall, Jr.  The Audit
Committee furnishes the Board with recommendations regarding the selection of the Trust's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to:
(i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust's independent
Auditors regarding the Trust's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department;
(iv) reviewing certain reports from and meet periodically with the Trust's
Chief Compliance Officer; (v) maintaining a separate line of communication between the Trust's independent Auditors and the Trustees; (vi) reviewing the independence of the Trust's independent Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Trust's independent
Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Trust, the Manager and certain affiliates of the
Manager.

      The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Sam Freedman (Chairman), Jon S. Fossel,
George C. Bowen, Richard F. Grabish and Beverly L. Hamilton.   Among other
duties, as set forth in the Review Committee's Charter, the Review Committee
reports and makes recommendations to the Board concerning the fees paid to the Trust's transfer agent and the Manager and the services provided to the
Trust by the transfer agent and the Manager.  The Review Committee also reviews the Trust's investment performance as well as the policies and procedures adopted by the Trust to comply with the Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees.
The members of the Governance Committee are Robert J. Malone (Chairman),
William L. Armstrong, Edward L. Cameron, Beverly L. Hamilton and F. William
Marshall, Jr.    The Governance Committee has adopted a charter setting forth its duties and responsibilities.  Among other duties, the Governance
Committee reviews and oversees the Trust's governance guidelines, the adequacy of the Trust's Code of Ethics and the nomination of Trustees, including Independent Trustees.  The Governance Committee has adopted a process for shareholder submission of nominees for board positions.
Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Trust.
The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent
Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Trust at the address below.

Trustees and Officers of the Trust. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as
"Board II Funds") except for Mr. Grabish, who serves as Trustee for only the following funds: Centennial California Tax Exempt Trust, Centennial
Government Trust, Centennial Money Market Trust, Centennial New York Tax
Exempt Trust, Centennial Tax Exempt Trust, Oppenheimer Core Bond Fund,
Oppenheimer Limited-Term Government Fund, Panorama Series Fund, Inc.,
Oppenheimer Principal Protected Trust, Oppenheimer Principal Protected Trust
II, Oppenheimer Principal Protected Trust III, Oppenheimer Senior Floating
Rate Fund, Oppenheimer Portfolio Series Fixed Income Active Allocation Fund,
Oppenheimer Master Event-Linked Bond Fund, LLC and Oppenheimer Master Loan
Fund, LLC:

                                           Oppenheimer Principal Protected

Oppenheimer Capital Income Fund            Trust

                                           Oppenheimer Principal Protected

Oppenheimer Cash Reserves                  Trust II
                                           Oppenheimer Principal Protected
Oppenheimer Champion Income Fund           Trust III
Oppenheimer   Commodity   Strategy   Total Oppenheimer Senior Floating Rate
Return Fund                                Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.

Oppenheimer Main Street Opportunity Fund

                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Small Cap Fund     Trust
Oppenheimer   Master   Event-Linked   Bond
Fund, LLC                                  Centennial Government Trust
Oppenheimer Master Loan Fund, LLC          Centennial Money Market Trust

                                           Centennial   New  York  Tax  Exempt

Oppenheimer Municipal Fund                 Trust
Oppenheimer  Portfolio Series Fixed Income
Active Allocation Fund                     Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Trust, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Trust and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor. Present or former officers, directors, trustees and employees
(and their eligible family members) of the Trust, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Oppenheimer funds that offer
Class Y shares.

      Messrs. Murphy, Petersen,  Szilagyi, Vandehey, Wixted and Zack, and Mss.
Wolf,  Bloomberg  and  Ives,  who are  officers  of the  Trust,  hold the same offices  with one or more of the other  Board II Funds.  As of October 6, 2008 the  Trustees  and  officers  of the  Trust,  as a group,  owned of  record or beneficially less than 1% of the shares of the Trust. The foregoing  statement does not reflect  ownership  of shares  held of record by an employee  benefit plan for employees of the Manager,  other than the shares  beneficially  owned under that plan by the officers of the Board II Funds.  In  addition,  none of the  Independent  Trustees (nor any of their  immediate  family  members) owns securities of either the Manager,  the Distributor or the  Sub-Distributor  or
of any entity  directly  or  indirectly  controlling,  controlled  by or under common control with the Manager,  the  Distributor or the  Sub-Distributor  of
the Board II Funds.

Biographical Information. The Trustees and officers, their positions with the
Trust, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Trust and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal  Occupation(s)  During  Past  5   Dollar     Aggregate
                                                                           Dollar
                                                                          Range of
                                                                           Shares
                                                              Range of   Beneficially

Position(s) Held                                               Shares     Owned in
with the Trust,    Years;  Other  Trusteeships/Directorships Beneficially    all
Length of Service, Held;   Number  of   Portfolios  in  Fund  Owned in   Supervised
Age                Complex Currently Overseen                 the Trust     Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                             As of December 31, 2007

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.         President, Colorado Christian University  None        Over
Armstrong,         (since 2006); Chairman, Cherry Creek                  $100,000
Chairman of the    Mortgage Company (since 1991), Chairman,
Board since 2003,  Centennial State Mortgage Company (since
Trustee since 2000 1994), Chairman, The El Paso Mortgage
Age: 71            Company (since 1993); Chairman,

                   Ambassador Media Corporation (since

                   1984); Chairman, Broadway Ventures
                   (since 1984); Director of Helmerich &
                   Payne, Inc. (oil and gas
                   drilling/production company) (since
                   1992), Campus Crusade for Christ
                   (non-profit) (since 1991); Former
                   Director, The Lynde and Harry Bradley
                   Foundation, Inc. (non-profit
                   organization) (2002-2006); former
                   Chairman of: Transland Financial
                   Services, Inc. (private mortgage banking
                   company) (1997-2003), Great Frontier
                   Insurance (1995-2000), Frontier Real
                   Estate, Inc. (residential real estate
                   brokerage) (1994-2000) and Frontier
                   Title (title insurance agency)
                   (1995-2000); former Director of the
                   following: UNUMProvident (insurance
                   company) (1991-2004), Storage Technology
                   Corporation (computer equipment company)
                   (1991-2003) and International Family
                   Entertainment (television channel)
                   (1992-1997); U.S. Senator (January
                   1979-January 1991). Oversees 39
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,   Assistant Secretary and Director of the   None        Over
Trustee since 1998 Manager (December 1991-April 1999);                   $100,000
Age: 71            President, Treasurer and Director of
                   Centennial Capital Corporation (June
                   1989-April 1999); Chief Executive
                   Officer and Director of MultiSource
                   Services, Inc. (March 1996-April 1999);
                   Mr. Bowen held several positions with
                   OppenheimerFunds, Inc. and with
                   subsidiary or affiliated companies of
                   OppenheimerFunds, Inc. (September
                   1987-April 1999). Oversees 39 portfolios
                   in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L.          Member of The Life Guard of Mount Vernon  None        Over
Cameron, Trustee   (George Washington historical site)                   $100,000
since 2000         (June 2000 - June 2006); Partner of
Age: 70            PricewaterhouseCoopers LLP (accounting
                   firm) (July 1974-June 1999); Chairman of
                   Price Waterhouse LLP Global Investment
                   Management Industry Services Group
                   (financial services firm) (July
                   1994-June 1998). Oversees 39 portfolios
                   in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,     Director of UNUMProvident (insurance      None        Over
Trustee since 1990 company) (since June 2002); Director of               $100,000
Age: 66            Northwestern Energy Corp. (public
                   utility corporation) (since November
                   2004); Director of P.R. Pharmaceuticals
                   (October 1999-October 2003); Director of
                   Rocky Mountain Elk Foundation
                   (non-profit organization) (February
                   1998-February 2003 and February
                   2005-February 2007); Chairman and
                   Director (until October 1996) and
                   President and Chief Executive Officer
                   (until October 1995) of
                   OppenheimerFunds, Inc.; President, Chief
                   Executive Officer and Director of the
                   following: Oppenheimer Acquisition Corp.
                   ("OAC") (parent holding company of
                   OppenheimerFunds, Inc.), Shareholders
                   Services, Inc. and Shareholder Financial
                   Services, Inc. (until October 1995).
                   Oversees 39 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,      Director of Colorado UpLIFT (charitable   $10,001-$50,Over
Trustee since 1996 organization) (since September 1984).                 $100,000
Age: 67            Mr. Freedman held several positions with

                   OppenheimerFunds, Inc. and with
                   subsidiary or affiliated companies of
                   OppenheimerFunds, Inc. (until October

                   1994). Oversees 39 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

Richard F.         Formerly Senior Vice President and        None        Over
Grabish,           Assistant Director of Sales and                       $100,000
Trustee since 2001 Marketing (March 1997-December 2007),
Age: 60            Director (March 1987-December 2007) and
                   Manager of Private Client Services (June
                   1985-June 2005) of A.G. Edwards & Sons,
                   Inc. (broker/dealer and investment
                   firm); Chairman and Chief Executive
                   Officer of A.G. Edwards Trust Company,
                   FSB (March 2001-December 2007);
                   President and Vice Chairman of A.G.
                   Edwards Trust Company, FSB (investment
                   adviser) (April 1987-March 2001);
                   President of A.G. Edwards Trust Company,
                   FSB (investment adviser) (June
                   2005-December 2007). Oversees 17
                   portfolios in the OppenheimerFunds
                   complex.
Beverly L.         Trustee   of   Monterey   Institute   for None        Over
Hamilton, Trustee  International     Studies    (educational             $100,000
since 2002         organization)   (since   February  2000);
Age: 61            Board   Member  of   Middlebury   College
                   (educational     organization)     (since
                   December    2005);    Director   of   The
                   California    Endowment    (philanthropic
                   organization)    (since    April   2002);
                   Director    (February    2002-2005)   and
                   Chairman of Trustees  (2006-2007)  of the
                   Community     Hospital     of    Monterey
                   Peninsula;  Director (October  1991-2005)
                   and  Vice   Chairman   (since   2006)  of
                   American Funds'  Emerging  Markets Growth
                   Fund,  Inc.  (mutual fund);  President of
                   ARCO   Investment    Management   Company
                   (February  1991-April  2000);  Member  of
                   the   investment    committees   of   The
                   Rockefeller  Foundation  (2001-2006)  and
                   The University of Michigan  (since 2000);
                   Advisor at Credit  Suisse First  Boston's
                   Sprout  venture   capital  unit  (venture
                   capital   fund)   (1994-January    2005);
                   Trustee   of   MassMutual   Institutional
                   Funds  (investment   company)  (1996-June
                   2004);  Trustee of MML Series  Investment
                   Fund    (investment    company)    (April
                   1989-June    2004);    Member    of   the
                   investment    committee    of    Hartford
                   Hospital  (2000-2003);   and  Advisor  to
                   Unilever     (Holland)    pension    fund
                   (2000-2003).  Oversees 39  portfolios  in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

Robert J. Malone,  Board of Directors of Opera Colorado      None        Over
Trustee since 2002 Foundation (non-profit organization)                  $100,000
Age: 64            (since March 2008); Director of Jones
                   Knowledge, Inc. (since 2006); Director
                   of Jones International University
                   (educational organization) (since August
                   2005); Chairman, Chief Executive Officer
                   and Director of Steele Street Bank &
                   Trust (commercial banking) (since August
                   2003); Director of Colorado UpLIFT
                   (charitable organization) (since 1986);
                   Trustee of the Gallagher Family
                   Foundation (non-profit organization)
                   (since 2000); Former Chairman of U.S.
                   Bank-Colorado (subsidiary of U.S.
                   Bancorp and formerly Colorado National
                   Bank) (July 1996-April 1999); Director
                   of Commercial Assets, Inc. (real estate
                   investment trust) (1993-2000); Director
                   of Jones Knowledge, Inc. (2001-July
                   2004); and Director of U.S. Exploration,
                   Inc. (oil and gas exploration)
                   (1997-February 2004). Oversees 39
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William         Trustee of MassMutual Select Funds        None        Over
Marshall, Jr.,     (formerly MassMutual Institutional                    $100,000
Trustee since 2002 Funds) (investment company) (since 1996)
Age: 66            and MML Series Investment Fund
                   (investment company) (since 1996);
                   Trustee of Worcester Polytech Institute
                   (since 1985); Chairman (since 1994) of
                   the Investment Committee of the
                   Worcester Polytech Institute (private
                   university); President and Treasurer of
                   the SIS Funds (private charitable fund)
                   (since January 1999); Chairman of SIS &
                   Family Bank, F.S.B. (formerly SIS Bank)
                   (commercial bank) (January 1999-July
                   1999); and Executive Vice President of
                   Peoples Heritage Financial Group, Inc.
                   (commercial bank) (January 1999-July
                   1999). Oversees 41 portfolios in the
                   OppenheimerFunds complex.*

-------------------------------------------------------------------------------------
*  Includes two open-end investment companies: MassMutual Select Funds and
   MML Series Investment Fund. In accordance with the instructions for SEC
   Form N-1A, for purposes of this section only, MassMutual Select Funds and
   MML Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund
   to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
-------------------------------------------------------------------------------------

Mr. Murphy is an "Interested  Trustee" because he is affiliated with the Manager and OppenheimerFunds  Inc. by virtue of his positions as an officer and director of the Manager and  OppenheimerFunds  Inc.,  and as a shareholder  of its parent company.  The address of Mr. Murphy is Two , World Financial Center, 225 Liberty
Street 11th Floor,  New York,  New York  10281-1008.  , Mr.  Murphy  serves as a
Trustee for an indefinite term, or until his resignation,  retirement,  death or removal  and as an officer for an  indefinite  term,  or until his  resignation, retirement,  death or removal.  Mr. Murphy was elected as a Trustee of the Trust with the  understanding  that in the event he  ceases to be the chief  executive officer of  OppenheimerFunds  Inc., he will resign as a Trustee of the Trust and the other Board II Funds (defined above) for which he is a director or trustee.

  Interested
  Trustee and
    Officer     ,
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                              Range of   Beneficially
Position(s) Held   Years;                                     Shares     Owned in
with Trust,        Other Trusteeships/Directorships Held;     BeneficiallAll
Length of Service, Number of Portfolios in the Fund Complex   Owned in   Supervised
Age                Currently Overseen                         the Trust  Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2007

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and      None       Over
Trustee since      Director of OppenheimerFunds, Inc. (since             $100,000
2003 and           June 2001); President of
President and      OppenheimerFunds, Inc. (September
Principal          2000-February 2007); President and
Executive Officer  director or trustee of other Oppenheimer
since 2001         funds; President and Director of
Age: 59            Oppenheimer Acquisition Corp. ("OAC")
                   (the Manager's parent holding company)
                   and of Oppenheimer Partnership Holdings,
                   Inc. (holding company subsidiary of
                   OppenheimerFunds, Inc.) (since July
                   2001); Director of OppenheimerFunds
                   Distributor, Inc. (subsidiary of
                   OppenheimerFunds, Inc.) November
                   2001-December 2006); Chairman and
                   Director of Shareholder Services, Inc.
                   and of Shareholder Financial Services,
                   Inc. (transfer agent subsidiaries of
                   OppenheimerFunds, Inc.) (since July
                   2001); President and Director of
                   OppenheimerFunds Legacy Program
                   (charitable trust program established by
                   OppenheimerFunds, Inc.) (since July
                   2001); Director of the following
                   investment advisory subsidiaries of
                   OppenheimerFunds, Inc.: the Manager, OFI
                   Institutional Asset Management, Inc.,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc.
                   (since November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive
                   Vice President of Massachusetts Mutual
                   Life Insurance Company (OAC's parent
                   company) (since February 1997); Director
                   of DLB Acquisition Corporation (holding
                   company parent of Babson Capital
                   Management LLC) (since June 1995);
                   Chairman (since October 2007) and Member
                   of the Investment Company Institute's
                   Board of Governors (since October 2003).
                   Oversees 103 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

     The addresses of the officers in the chart below is as follows: for
Messrs. Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty
Street- 11th Floor, New York, New York 10281-1008, for Messrs. Petersen,
Szilagyi, Vandehey, and Wixted and Ms. Ives and Wolf, 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each officer serves for an indefinite term, which would end: (a) upon the request of the Board, (b) if he or she is no longer an officer of the Manager, (c) if a material change in his or her duties occurs that are inconsistent with a position as officer the Fund, or
(d) upon his or her resignation, retirement, or death.

-------------------------------------------------------------------------------------
                            Other Officers of the Trust
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                            Principal Occupation(s) During Past 5 Years
Position(s) Held with the Trust,
Length of Time Served,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Carol E. Wolf,                   Senior Vice President of OppenheimerFunds, Inc.
Senior Vice President and        (since June 2000) and HarborView Asset Management
Portfolio Manager since 2008     Corporation (since June 2003); Vice President of
Age:  56                         the Manager (since August 2004),  an officer of 9

                                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,                Senior Vice President and Chief Compliance Officer
Vice President and Chief         of OppenheimerFunds, Inc. (since March 2004);
Compliance Officer since 2004    Chief Compliance Officer of OppenheimerFunds
Age:  58                         Distributor, Inc., and Shareholder Services, Inc.
                                 (since March 2004); Vice President of the Manager,
                                 OppenheimerFunds Distributor, Inc., and
                                 Shareholder Services, Inc. (since June 1983);
                                 Former Vice President and Director of Internal
                                 Audit of OppenheimerFunds, Inc. (1997-February
                                 2004). An officer of 103 portfolios in the
                                 Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,                 Senior Vice President and Treasurer of
Treasurer and Principal          OppenheimerFunds, Inc. (since March 1999);
Financial & Accounting Officer   Treasurer of the following: Shareholder Services,
since 1999                       Inc., HarbourView Asset Management Corporation,
Age: 48                          Shareholder Financial Services, Inc., Oppenheimer
                                 Real Asset Management, Inc. and Oppenheimer
                                 Partnership Holdings, Inc. (since March 1999), OFI
                                 Private Investments, Inc. (since March 2000),
                                 OppenheimerFunds International Ltd. and
                                 OppenheimerFunds plc (since May 2000), OFI
                                 Institutional Asset Management, Inc. (since
                                 November 2000), and OppenheimerFunds Legacy
                                 Program (charitable trust program established by
                                 the Manager) (since June 2003); Treasurer and
                                 Chief Financial Officer of OFI Trust Company
                                 (trust company subsidiary of OppenheimerFunds,
                                 Inc.) (since May 2000); Assistant Treasurer of OAC
                                 (since March 1999); and Assistant Treasurer of the
                                 Manager and Distributor (March 1999-October 2003)
                                 and OppenheimerFunds Legacy Program (April
                                 2000-June 2003). An officer of 103 portfolios in
                                 the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Petersen,                  Vice President of OppenheimerFunds, Inc. (since

Assistant Treasurer since 2004   February 2007); Assistant Vice President (August
Age: 38                          2002-February 2007); Manager/Financial Product
                                 Accounting of OppenheimerFunds, Inc. (November
                                 1998-July 2002). An officer of 103 portfolios in
                                 the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian C. Szilagyi,               Assistant Vice President of OppenheimerFunds, Inc.

Assistant Treasurer since 2005   (since July 2004); Director of Financial Reporting
Age: 38                          and Compliance of First Data Corporation (April
                                 2003-July 2004); Manager of Compliance of Berger
                                 Financial Group LLC (May 2001-March 2003). An
                                 officer of 103 portfolios in the OppenheimerFunds
                                 complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,                  Executive Vice President (since January 2004) and
Vice President & Secretary       General Counsel (since March 2002) of
since 2001                       OppenheimerFunds, Inc.; General Counsel of the
Age: 60                          Manager and Distributor (since December 2001);
                                 General Counsel and Director of OppenheimerFunds
                                 Distributor, Inc. (since December 2001); Senior
                                 Vice President, General Counsel and Director of
                                 the Transfer Agent, Shareholder Financial
                                 Services, Inc., OFI Private Investments, Inc. and
                                 OFI Trust Company (since November 2001); Senior
                                 Vice President and General Counsel of HarbourView
                                 Asset Management Corporation (since December
                                 2001); Secretary and General Counsel of OAC (since
                                 November 2001); Assistant Secretary (since
                                 September 1997) and Director (since November 2001)
                                 of OppenheimerFunds International Ltd. and
                                 OppenheimerFunds plc; Vice President and Director
                                 of Oppenheimer Partnership Holdings, Inc. (since
                                 December 2002); Director of Oppenheimer Real Asset
                                 Management, Inc. (since November 2001); Vice
                                 President of OppenheimerFunds Legacy Program
                                 (since June 2003); Senior Vice President and
                                 General Counsel of OFI Institutional Asset
                                 Management, Inc. (since November 2001); Director
                                 of OppenheimerFunds (Asia) Limited (since December
                                 2003); Senior Vice President (May 1985-December
                                 2003). An officer of 103 portfolios in the
                                 OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,               Vice President (since May 2004) and Deputy General
Assistant Secretary since 2004   Counsel (since May 2008) of OppenheimerFunds,
Age:  40                         Inc.; Associate Counsel (May 2004-May 2008) of
                                 OppenheimerFunds Inc.; First Vice President (April
                                 2001-April 2004), Associate General Counsel
                                 (December 2000-April 2004) of UBS Financial
                                 Services, Inc. An officer of 103 portfolios in the
                                 OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,                Vice President (since June 1998), Deputy General
Assistant Secretary              Counsel (since May 2008) and Assistant Secretary
since 2001                       (since October 2003); Senior Counsel (October
Age: 42                          2003-May 2008) of OppenheimerFunds, Inc.; Vice
                                 President (since 1999) and Assistant Secretary
                                 (since October 2003) of the Distributor; Assistant
                                 Secretary of the Manager (since October 2003);
                                 Vice President and Assistant Secretary of
                                 Shareholder Services, Inc. (since 1999); Assistant
                                 Secretary of OppenheimerFunds Legacy Program and
                                 Shareholder Financial Services, Inc. (since
                                 December 2001); Senior General Counsel of
                                 OppenheimerFunds, Inc.(October 2003-May 2008). An
                                 officer of 103 portfolios in the OppenheimerFunds
                                 complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

Remuneration of the Officers and Trustees. The officers and the interested
Trustee of the Trust, who are affiliated with the Manager, receive no salary or fee from the Trust.  The Independent Trustees and Mr. Grabish received the compensation shown below from the Trust for serving as a Trustee and member of a committee (if applicable), with respect to the Trust's fiscal year ended
June 30, 2008. The total compensation, including accrued retirement benefits, from the Trust and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the
Trust and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2007.

------------------------------------------------------------------------------
  Name of Trustee and Other             Aggregate        Total Compensation
                                      Compensation       From the Trust and
  Trust Position(s) (as              from Trust((1))      Fund Complex((2))
  applicable)                       Fiscal Year Ended    Year Ended December

                                      June 30, 2008           31, 2007

------------------------------------------------------------------------------
------------------------------------------------------------------------------

 William L. Armstrong                    $2,223               $228,062

  Chairman of the Board and
Governance Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

George C. Bowen                          $1,637               $158,000
 Audit Committee Chairman

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward L. Cameron

  Audit Committee Member and             $1,622               $189,600
Governance Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jon S. Fossel                            $1,469               $161,423

  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Sam Freedman                             $1,704               $178,277

  Review Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Richard Grabish((3))                     $1,482               $158,000

   Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Beverly Hamilton

   Review Committee Member and         $1,482((4))            $158,000
Governance Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert J. Malone

   Governance Committee Chairman         $1,704               $181,700
and Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------
F. William Marshall, Jr.

  Audit Committee Member and             $1,482             $239,664((5))
  Governance Committee Member

------------------------------------------------------------------------------
1.    "Aggregate Compensation from the Trust" includes fees and deferred compensation, if any.

2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the Mass Mutual
   Institutional Funds, the MassMutual Select Funds and the MML Series
   Investment Fund, the investment adviser for which is the indirect parent company of OppenheimerFunds Inc. OppenheimerFunds, Inc. also serves as the
   Sub-Advisor to the following: MassMutual Premier International Equity
   Fund, MassMutual Premier Main Street Fund, MassMutual Premier Strategic
   Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual
   Premier Global Fund. OppenheimerFunds, Inc. does not consider MassMutual
   Institutional Funds, MassMutual Select Funds and MML Series Investment
   Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.    Mr. Grabish serves as Trustee for only the following funds: Centennial
   California Tax Exempt Trust, Centennial Government Trust, Centennial Money
   Market Trust, Centennial New York Tax Exempt Trust and Centennial Tax
   Exempt Trust, Oppenheimer Core Bond Fund, Oppenheimer Limited Term
   Government Fund, Panorama Series Fund, Inc., Oppenheimer Principal
   Protected Trust, Oppenheimer Principal Protected Trust II, Oppenheimer
   Principal Protected Trust III, Oppenheimer Senior Floating Rate Fund,
   Oppenheimer Portfolio Series Fixed Income Active Allocation Fund,
   Oppenheimer Master Event-Linked Bond Fund, LLC and Oppenheimer Master Loan
   Fund, LLC.
4.    Includes $1,482 deferred by Ms. Hamilton under the "Compensation
   Deferral Plan" described below.
5.    Includes $81,664 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|   Compensation Deferral Plan for Trustees.  The Board of Trustees has
adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee.  The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under this plan will not materially affect the Trust's assets, liabilities or net income per share.  The plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the SEC, the Trust may invest in the funds selected by the Trustees under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

      |X|               Major Shareholders.  As of October 6, 2008 the only
person who owned of record or was known by the Trust to own beneficially 5%
or more of any class of the Trust's outstanding shares was:
      A.G. Edwards & Sons, Inc. ("Edwards") for the Sole Benefit of its
Customers, Attn. Money Fund Dept., 1 North Jefferson Avenue, St. Louis,
Missouri 63103, which owned 2,056,225,515 shares of the Trust which was
99.15% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager. The Manager, Centennial Asset Management Corporation, is
wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of
Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      The portfolio managers of the Trust are principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Manager and the Distributor have a Code of
Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers that have access to information that could permit them to compete with or take advantage of the
Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of Ethics since it is a money market fund.

    The Code of Ethics is an exhibit to the Trust's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.551.8090. The Code of Ethics can also be viewed as part of the Trust's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

      |X|               The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the
Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      The Trust pays expenses not expressly assumed by the Manager under the investment advisory agreement.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus. The management fees paid by the
Trust to the Manager during its last three fiscal years were:

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2006                                 $7,265,322
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2007                                 $7,485,819
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

      2008                                 $8,423,806

---------------------------------------------------------------------------------

      Under its agreement with the Trust, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager is reduced by $100,000 based on the average net assets computed daily and paid monthly at the annual rates, but in no event shall the annual fee be less than $0.  This contractual provision did not result in a reduction of the fee which would otherwise have been payable to the Manager during the fiscal years ended  2006, 2007 or 2008.

      In addition, under its agreement with the Trust, the Manager has agreed to assume that Trust's expenses to the extent that the total expenses (as described above) of the Trust exceed the most stringent limits prescribed by any state in which the Trust's shares are offered for sale.  (The payment of the management fee at the end of any month will be reduced so that at no time will there be any accrued but unpaid liabilities under any of these expense assumptions). As a result of changes in federal securities laws which have effectively pre-empted state expense limitations, the contractual commitment relating to such reimbursements is no longer relevant.

    The agreement provides that the Manager assumes no responsibility under the agreement other than that which is imposed by law, and shall not be responsible for any action of the Board of Trustees of the Trust in following or declining to follow any advice or recommendations of the Manager.  The agreement provides that the Manager shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Trust in connection with matters to which the agreement relates, except a loss resulting by reason of the Manager's willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under the agreement.

Portfolio Manager.  The Trust's portfolio is managed by Carol E. Wolf
(referred to as "Portfolio Manager"). She is the person who is responsible for the day-to-day management of the Trust's investments.

        Other Accounts Managed.  In addition to managing the Trust's investment portfolio, Ms. Wolf also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by Ms. Wolf as of June 30, 2008. No account has a performance-based advisory fee:

     Portfolio                 Total                   Total           Total
                                                     Assets in
                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts
     Manager          Managed  Managed(1)  Managed  Managed(1)  ManagedManaged(2)
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

                         8                    1                  None
      Carol E. Wolf              $17,077              $187                None
      1. In millions.

      2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

           As indicated above, the Portfolio Manager also manages other trusts and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Trust.  That may occur whether the investment strategies of the other trust or account are the same as, or different from, the Trust's investment objectives and strategies.  For example, the Portfolio Manager may need to allocate investment opportunities between the Trust and another fund or account having similar objectives or strategies, or he may need to execute transactions for another trust or account that could have a negative impact on the value of securities held by the Trust.  Not all trusts and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Trust, the
      Manager could have an incentive to favor the other trust or account.
      However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Trust, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another.
      It is possible, of course, that those compliance procedures and the
      Code of Ethics may not always be adequate to do so.  At different times, the Trust's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Trust, or may manage funds or accounts with investment objectives and strategies that are different from those of the Trust.

      Compensation of the Portfolio Manager.  The Trust's Portfolio Manager
      is employed and compensated by the Manager, not the Trust. Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the trusts and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the trusts and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of June 30, 2008 the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and stock appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a trust's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The benchmark with respect to the Fund is the iMoneyNet
      Retail National Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
      Portfolio Manager's compensation is not based on the total value of the
      Trust's portfolio assets, although the Trust's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Trust and other trusts and accounts managed by the
      Portfolio Manager. The compensation structure of the other trust and accounts managed by the Portfolio Manager is the same as the compensation structure of the Trust, described above.

             Ownership of the Trust's Shares.  As of June 30, 2008 the
      Portfolio Manager did not beneficially own any shares of the Trust.

      |X|               The Distributor. Under its General Distributor's
Agreement with the Trust, Centennial Asset Management Corporation acts as the
Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
For other distribution expenses paid by the Trust, see the section entitled
"Service Plan" below.  The Trust's Sub-Distributor is OppenheimerFunds
Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of
Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, analytical software and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust may experience high portfolio turnover that may increase the
Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the
Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plan, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Trust, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Trust's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Trust's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless the plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  The plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to the plan.  An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of the class affected by the amendment.  The approval must be by a "majority"
(as defined in the Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent
Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any period in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X|   Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients periodically depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2008 payments under the plan totaled
$4,082,387. The Distributor retained nothing and the remaining balance was paid out by the Distributor to recipients, which included $4,647 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the
Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

    For the fiscal year ended June 30, 2008, the Manager paid, in the aggregate, $5,362,289 in fees out of its own resources for distribution assistance to A.G. Edwards & Sons, Inc. Those distribution assistance payments were paid based on annual rates applied to the average net asset value during the calendar quarter of qualified assets of the Centennial
Funds.

Payments to Trust Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Trust in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information.
Additionally, the Manager, the Distributor and/or the Sub-Distributor
(including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Trust and other
Oppenheimer or Centennial funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Trust, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager, Distributor or Sub-Distributor. The payments to intermediaries vary by the types of product sold, the features of the Trust and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Trust, or by an investor buying or selling shares of the Trust may include:

o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Trust's service plans adopted under
         Rule 12b-1 under the Investment Company Act, which are paid from the
         Trust's assets (see "Service Plan" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
         administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Trust as reimbursement to the Manager, Distributor or
         Sub-Distributor for expenses they incur on behalf of the Trust.

o     Payments made by the Manager, Distributor or Sub-Distributor out of their respective resources and assets, which may include profits the
    Manager derives from investment advisory fees paid by the Trust. These payments are made at the discretion of the Manager, the Distributor and/or the Sub-Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Trust listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Trust or other Oppenheimer or
         Centennial funds through certain trading platforms and programs, transaction processing or other services;
o     The Manager, Distributor and Sub-Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the FINRA. Payments are made based on the guidelines established by the Manager, Distributor and
         Sub-Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Trust or other
Oppenheimer or Centennial funds, or to support the marketing or promotional efforts of the Distributor or Sub-Distributor in offering shares of the Trust or other Oppenheimer or Centennial funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the
Trust. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Trust's prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Trust, the Manager, the Distributor or the
Sub-Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Trust shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Trust or other Oppenheimer or Centennial funds, a financial intermediary's sales of shares of the Trust or such other
Oppenheimer or Centennial funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Trust or such other Oppenheimer or Centennial funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
          Trust or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer and Centennial  funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager, Distributor or Sub-Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the
Oppenheimer and Centennial funds and shareholder financial planning needs.

      For the year ended December 31, 2007, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer and
Centennial funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager,
Distributor or Sub-Distributor for marketing or program support:

-------------------------------------------------------------------------------

1st Global Capital Company              Legend Equities Corporation

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Advantage Capital Corporation           Lincoln Benefit National Life

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-------------------------------------------------------------------------------

Aegon USA                               Lincoln Financial Advisors Corporation

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-------------------------------------------------------------------------------

Aetna Life Insurance & Annuity Company  Lincoln Investment Planning, Inc.

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-------------------------------------------------------------------------------

AG Edwards & Sons, Inc.                 Linsco Private Ledger Financial

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-------------------------------------------------------------------------------

AIG Financial Advisors                  Massachusetts Mutual Life Insurance
                                        Company

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AIG Life Variable Annuity               McDonald Investments, Inc.

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-------------------------------------------------------------------------------

Allianz Life Insurance Company          Merrill Lynch Pierce Fenner & Smith,
                                        Inc.

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Allmerica Financial Life Insurance &    Merrill Lynch Insurance Group
Annuity Company

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Allstate Life Insurance Company         MetLife Investors Insurance Company

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American Enterprise Life Insurance      MetLife Securities, Inc.

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American General Annuity Insurance      Minnesota Life Insurance Company

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American Portfolios Financial           MML Investor Services, Inc.
Services, Inc.

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-------------------------------------------------------------------------------

Ameriprise Financial Services, Inc.     Mony Life Insurance Company

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-------------------------------------------------------------------------------

Ameritas Life Insurance Company         Morgan Stanley & Company, Inc.

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-------------------------------------------------------------------------------

Annuity Investors Life Insurance        Multi-Financial Securities Corporation
Company

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-------------------------------------------------------------------------------

Associated Securities Corporation       Mutual Service Corporation

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-------------------------------------------------------------------------------

AXA Advisors LLC                        NFP Securities, Inc.

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-------------------------------------------------------------------------------

AXA Equitable Life Insurance Company    Nathan & Lewis Securities, Inc.

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-------------------------------------------------------------------------------

Banc One Securities Corporation         National Planning Corporation

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-------------------------------------------------------------------------------

Cadaret Grant & Company, Inc.           Nationwide Financial Services, Inc.

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CCO Investment Services Corporation     New England Securities Corporation

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-------------------------------------------------------------------------------

Charles Schwab & Company, Inc.          New York Life Insurance & Annuity
                                        Company

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Chase Investment Services Corporation   Oppenheimer & Company

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-------------------------------------------------------------------------------

Citicorp Investment Services, Inc.      PFS Investments, Inc.

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Citigroup Global Markets Inc.           Park Avenue Securities LLC

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CitiStreet Advisors LLC                 Phoenix Life Insurance Company

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Citizen's Bank of Rhode Island          Plan Member Securities

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Columbus Life Insurance Company         Prime Capital Services, Inc.

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Commonwealth Financial Network          Primevest Financial Services, Inc.

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Compass Group Investment Advisors       Protective Life Insurance Company

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CUNA Brokerage Services, Inc.           Prudential Investment Management
                                        Services LLC

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CUSO Financial Services, LLP            Raymond James &Associates, Inc.

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E*TRADE Clearing LLC                    Raymond James Financial Services, Inc.

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Edward  Jones                           RBC Dain Rauscher Inc.

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Essex National Securities, Inc.         Royal Alliance Associates, Inc.

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Federal Kemper Life Assurance Company   Securities America, Inc.

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Financial Network                       Security Benefit Life Insurance
                                        Company

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Financial Services Corporation          Security First-Metlife Investors
                                        Insurance Company

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GE Financial Assurance                  SII Investments, Inc.

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GE Life & Annuity                       Signator Investors, Inc.

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Genworth Financial, Inc.                Sorrento Pacific Financial LLC

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GlenBrook Life & Annuity Company        Sun Life Assurance Company of Canada

-------------------------------------------------------------------------------
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Great West Life & Annuity Company       Sun Life Insurance & Annuity Company
                                        of New York

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GWFS Equities, Inc.                     Sun Life Annuity Company Ltd.

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Hartford Life Insurance Company         SunTrust Bank

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HD Vest Investment Services, Inc.       SunTrust Securities, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Hewitt Associates LLC                   Thrivent Financial Services, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

IFMG Securities, Inc.                   Towers Square Securities, Inc.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

ING Financial Advisers LLC              Travelers Life & Annuity Company

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-------------------------------------------------------------------------------

ING Financial Partners, Inc.            UBS Financial Services, Inc.

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Invest Financial Corporation            Union Central Life Insurance Company

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Investment Centers of America, Inc.     United Planners Financial Services of
                                        America

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Jefferson Pilot Life Insurance Company  Wachovia Securities, Inc.

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Jefferson Pilot Securities Corporation  Walnut Street Securities, Inc.

-------------------------------------------------------------------------------
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John Hancock Life Insurance Company     Waterstone Financial Group

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JP Morgan Securities, Inc.              Wells Fargo Investments

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Kemper Investors Life Insurance Company Wescom Financial Services

-------------------------------------------------------------------------------

      For the year ended December 31, 2007, the following firms, which in some cases are broker-dealers, received payments from the Manager,
Distributor or Sub-Distributor for administrative or other services provided
(other than revenue sharing arrangements), as described above:

1st Global Capital Co.                    Lincoln Investment Planning, Inc.
AG Edwards                                Lincoln National Life Insurance Co.
ACS HR Solutions                          Linsco Private Ledger Financial
ADP                                       Massachusetts Mutual Life Insurance
                                          Company
AETNA Life Ins & Annuity Co.              Matrix Settlement & Clearance
                                          Services
Alliance Benefit Group                    McDonald Investments, Inc.
American Enterprise Investments           Mercer HR Services
American Express Retirement Service       Merrill Lynch
American United Life Insurance Co.        Mesirow Financial, Inc.
Ameriprise Financial Services, Inc.       MetLife
Ameritrade, Inc.                          MFS Investment Management
AMG (Administrative Management Group)     Mid Atlantic Capital Co.
AST (American Stock & Transfer)           Milliman USA
AXA Advisors                              Morgan Keegan &Co, Inc.
Bear Stearns Securities Co.               Morgan Stanley Dean Witter
Benefit Administration Company, LLC       Mutual of Omaha Life Insurance Co.
Benefit Administration, Inc.              Nathan & Lewis Securities, Inc.
Benefit Consultants Group                 National City Bank
Benefit Plans Administration              National Deferred Comp
Benetech, Inc.                            National Financial
Bisys                                     National Investor Services Co.
Boston Financial Data Services            Nationwide Life Insurance Company
Charles Schwab & Co, Inc.                 Newport Retirement Services, Inc.
Citigroup Global Markets Inc.             Northwest Plan Services, Inc.
CitiStreet                                NY Life Benefits
City National Bank                        Oppenheimer & Co, Inc.
Clark Consulting                          Peoples Securities, Inc.
CPI Qualified Plan Consultants, Inc.      Pershing LLC
DA Davidson & Co.                         PFPC
DailyAccess Corporation                   Piper Jaffray & Co.
Davenport & Co, LLC                       Plan Administrators, Inc.
David Lerner Associates, Inc.             Plan Member Securities
Digital Retirement Solutions, Inc.        Primevest Financial Services, Inc.
DR, Inc.                                  Principal Life Insurance Co.
Dyatech, LLC                              Prudential Investment Management
                                          Services LLC
E*Trade Clearing LLC                      PSMI Group, Inc.
Edward D Jones & Co.                      Quads Trust Company
Equitable Life / AXA                      Raymond James & Associates, Inc.
ERISA Administrative Svcs, Inc.           Reliance Trust Co.
ExpertPlan, Inc.                          Reliastar Life Insurance Company
FASCore LLC                               Robert W Baird & Co.
Ferris Baker Watts, Inc.                  RSM McGladrey
Fidelity                                  Scott & Stringfellow, Inc.
First Clearing LLC                        Scottrade, Inc.
First Southwest Co.                       Southwest Securities, Inc.
First Trust - Datalynx                    Standard Insurance Co
First Trust Corp                          Stanley, Hunt, Dupree & Rhine
Franklin Templeton                        Stanton Group, Inc.
Geller Group                              Sterne Agee & Leach, Inc.
Great West Life                           Stifel Nicolaus & Co, Inc.
H&R Block Financial Advisors, Inc.        Sun Trust Securities, Inc.
Hartford Life Insurance Co.               Symetra Financial Corp.
HD Vest Investment Services               T. Rowe Price
Hewitt Associates LLC                     The 401k Company
HSBC Brokerage USA, Inc.                  The Princeton Retirement Group Inc.
ICMA - RC Services                        The Retirement Plan Company, LLC
Independent Plan Coordinators             TruSource Union Bank of CA
Ingham Group                              UBS Financial Services, Inc.
Interactive Retirement Systems            Unified Fund Services (UFS)
Invesmart (Standard Retirement Services,
Inc.)                                     US Clearing Co.
Janney Montgomery Scott, Inc.             USAA Investment Management Co.
JJB Hillard W L Lyons, Inc.               USI Consulting Group
John Hancock                              VALIC Retirement Services
JP Morgan                                 Vanguard Group
July Business Services                    Wachovia
Kaufman &Goble                           Web401K.com
Legend Equities Co.                       Wedbush Morgan Securities
Legg Mason Wood Walker                    Wells Fargo Bank
Lehman Brothers, Inc.                     Wilmington Trust
Liberty Funds Distributor, Inc./Columbia
Management

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield," "tax-equivalent yield" and "average annual total return."
An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Trust's performance as of the Trust's most recent fiscal year end.  You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the
Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.

o     The Trust's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.

o     An investment in the Trust is not insured by the FDIC or any other government agency.

o     The principal value of the Trust's shares, its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.

o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|   Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

|X|   Tax-Equivalent Yield.  The Trust's "tax equivalent yield" adjusts the
Trust's current yield, as calculated above, by a stated federal tax rate.
The tax equivalent yield is computed by dividing the tax-exempt portion of the Trust's current yield by one minus a stated income tax rate and adding the result to the portion (if any) of the Trust's current yield that is not tax-exempt.  The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

      The Trust's tax equivalent yield may be used to compare the tax effects of income derived from the Trust with income from taxable investments at the tax rates stated.  Your tax bracket is determined by your federal taxable income (the net amount subject to federal income tax after deductions and exemptions).  The tax equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply and that state income tax payments are fully deductible for income tax purposes.  For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited.

|X|   Total Return Information.  There are different types of "total returns"
to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

o     Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV    l/n - 1 = Average Annual Total
               Return
  P

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

-------------------------------------------------------------------------------
                           Tax-Equivalent Yield
           Compounded   (35.00% Combined State and     Average Annual Total
  Yield     Effective     Federal Tax Brackets)              Returns

(7 days       Yield                                        (at 6/30/08)

ended        (7 days

 6/30/08)     ended
            6/30/08)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            Yield       Compounded
                           (7 days      Effective
                            ended         Yield      1-Year  5 Years 10 Years

                          6/30/08)       (7 days

                                          ended

                                         6/30/08)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  1.18%       1.18%         1.82%         1.82%      2.44%    1.90%    2.02%

-------------------------------------------------------------------------------

      |X|               Other Performance Comparisons.  Yield information may
be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by
Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange (the
"NYSE") is open, at 12:00 Noon and at 4:00 p.m., on each day that the NYSE is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional
Information mean "Eastern time."  The NYSE's most recent annual announcement
(which is subject to change) states that it will close on New Year's Day,
Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  It may also close on other days.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.
This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees receives information on the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The
Trust will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the
         Trust's drafts (checks) are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)               specifically acknowledges that if they choose to
         permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of Checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the
Trust for Class A shares of the same class of other eligible Trusts. You can obtain a current list showing which Trusts offer which classes of shares by calling the Distributor or Sub-Distributor at the telephone number indicated
on the front cover of this Statement of Additional Information.

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  The prospectus of each of the Oppenheimer  funds indicates which share class or classes that fund offers and provides  information about limitations on the purchase of particular share classes, as applicable for the particular fund.
You can also obtain a current  list showing  which funds offer which  classes of shares by calling the Distributor at the telephone number indicated on the front cover of this Statement of Additional Information.

     The Trust may amend,  suspend or terminate  the  exchange  privilege at any time.  Although the Trust may impose those  changes at any time, it will provide you with  notice of the changes  whenever it is required to do so by  applicable law. It may be required to provide 60 days' notice prior to materially  amending or terminating the exchange privilege, except in extraordinary circumstances.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a direct  shareholder  must  have an  existing  account  in the fund to which  the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange  request may be submitted.  If all telephone  lines are busy (which  might occur,  for example,  during  periods of  substantial  market fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Trust reserves the right, in its discretion,  to refuse any exchange request that may disadvantage it. For example,  if the  receipt  of  multiple  exchange  requests  might  require  the disposition  of  portfolio  securities  at a time or at a price  that  might  be disadvantageous to the Trust, the Trust may refuse the request.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional  Information  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The  different   eligible  funds  available  for  exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another. The Trust, the Distributor,  the Sub-Distributor, and the Transfer Agent are unable to provide investment,  tax or legal advice to a shareholder  in connection  with an exchange  request or any other  investment transaction.

     The Trust may amend,  suspend or terminate  the  exchange  privilege at any time. Although,  the Trust may impose these changes at any time, it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to  materially  amending or  terminating  the exchange  privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's  Dividends,  Distributions  and Redemptions of Shares.
The federal tax treatment of the Trust's distributions is briefly highlighted in the  Prospectus.  The  following  is only a summary  of certain  additional  tax considerations generally affecting the Trust and its shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue  Code  described  below.  Potential purchasers  of shares of the Trust are urged to consult  their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X| Qualification as a Regulated Investment Company. The Trust has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated  investment company,  the Trust is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.

     If the  Trust  qualifies  as a  "regulated  investment  company"  under the
Internal  Revenue Code, it will not be liable for federal  income tax on amounts it pays as dividends and other  distributions.  That  qualification  enables the
Trust to "pass  through" its income and realized  capital gains to  shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last  fiscal  year and  intends to qualify in future  years,  but reserves the right not to qualify.  The Internal  Revenue Code contains a number of complex tests to determine  whether the Trust qualifies.  The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated  for tax  purposes as an ordinary  corporation  and will  receive no tax
deduction   for  payments  of  dividends   and  other   distributions   made  to
shareholders. In such an instance, all of the Trust's dividends would be taxable to shareholders.

     To qualify as a regulated  investment company, the Trust must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss) and at least 90% of its net  tax-exempt  income for the taxable year.  The
Trust must also satisfy certain other requirements of the Internal Revenue Code, some of which are described  below.  Distributions  by the Trust made during the taxable year or, under specified  circumstances,  within twelve months after the close of the taxable year, will be considered  distributions of income and gains for the  taxable  year and  will  therefore  count  toward  satisfaction  of the above-mentioned requirement.

     To qualify as a  regulated  investment  company,  the Trust must  derive at least 90% of its gross income from dividends,  interest,  certain  payments with respect to securities  loans,  gains from the sale or other disposition of stock or  securities  or foreign  currencies  (to the extent such  currency  gains are directly related to the regulated  investment  company's  principal  business of investing in stock or securities) and certain other income  including net income derived from an interest in a qualified publicly traded partnership.

     In addition to satisfying the requirements  described above, the Trust must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company. Under that test, at the close of each quarter of the Trust's taxable  year,  at least 50% of the value of the Trust's  assets must consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers, the Trust must not have invested more than
5% of the value of the Trust's  total assets in  securities  of each such issuer and the Trust must not hold more than 10% of the outstanding  voting  securities of each such  issuer.  No more than 25% of the value of its total  assets may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Trust  controls  and which are  engaged  in the same or similar  trades or  businesses  or in the  securities  of one or more  qualified publicly traded partnerships.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated  as U.S.  government  securities.  Trust  investments  in  partnerships, including qualified publicly traded partnerships,  may result in the Trust being subject to state, local or foreign income, franchise or withholding liabilities.

     |X|  Excise  Tax on  Regulated  Investment  Companies.  Under the  Internal
Revenue Code,  by December 31 each year,  the Trust must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through  October 31 of the current year. If it does not, the Trust must pay an excise tax on the amounts not distributed.  It is presently  anticipated that the Trust will meet those  requirements.  To meet this  requirement,  in certain circumstances the Trust might be required to liquidate portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for the  Trust  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     |X| Taxation of Fund Distributions.  The Trust intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends"
to its shareholders.  To satisfy this qualification,  at the end of each quarter of its  taxable  year,  at least 50% of the value of the  Trust's  total  assets consists of  obligations  as defined in Section  103(a) of the Internal  Revenue
Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.  To the extent the Trust fails to  qualify  to pay  exempt-interest  dividends  in any given  form,  such dividends  would be included  in the gross  income of  shareholders  for federal income tax purposes.

     Net investment income includes the allocation of amounts of income from the municipal  securities in the Trust's portfolio that are free from federal income taxes.  This  allocation  will be made by the use of one  designated  percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation  will  normally be made  following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income  designated as tax-exempt  may  substantially  differ from the percentage of the Trust's income that was tax-exempt for a given period.

     A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders  subject to the federal  alternative  minimum tax.  The  amount of any  dividends  attributable  to tax  preference  items for purposes of the alternative  minimum tax will be identified when tax information is distributed by the Trust.

     A shareholder receiving a dividend from income earned by the Trust from one or more of the following  sources must treat the dividend as ordinary  income in the  computation of the  shareholder's  gross income,  regardless of whether the dividend is reinvested:

(1)   certain taxable temporary
          investments (such as
          certificates of deposit,
          repurchase agreements,
          commercial paper and
          obligations of the U.S.
          government, its agencies and
          instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or
          futures,
(4)   any net short-term capital gain;
          and
(5)   any market discount amortization
          on tax-exempt bonds.

     The  Trust's  dividends  will not be  eligible  for the  dividends-received deduction for  corporations.  Shareholders  receiving  Social Security  benefits should be aware  that  exempt-interest  dividends  are a factor  in  determining whether (and the extent to which) such  benefits  are subject to federal  income tax.

     The Trust may either retain or distribute to  shareholders  its net capital gain for each taxable year. The Trust  currently  intends to distribute any such amounts. If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly  identified in reports sent to  shareholders in January of each year.  Such treatment will apply no matter how long the shareholder has held his or her  shares or  whether  that gain was  recognized  by the Trust  before  the shareholder acquired his or her shares.

     If the Trust  elects to retain  its net  capital  gain,  the Trust  will be subject  to tax on it at the 35%  corporate  tax rate.  If the  Trust  elects to retain its net capital gain, the Trust will provide to shareholders of record on the last day of its taxable year  information  regarding their pro rata share of the gain and tax paid. As a result,  each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will  receive a  refundable  tax credit for his/her pro rata share of tax paid by the  Trust on the gain,  and will  increase  the tax  basis for  his/her shares by an amount equal to the deemed distribution less the tax credit.

     Distributions  by the Trust will be treated in the manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Trust (or of another fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Trust will be  required in certain  cases to  withhold  28% of ordinary income  dividends (not  including  "exempt-interest  dividends"),  capital gains distributions  (including  short-term  and  long-term)  and the  proceeds of the redemption of shares,  paid to any  shareholder  (1) who has failed to provide a correct taxpayer  identification  number or to properly certify that number when required,  (2) who is subject to backup  withholding  for  failure to report the receipt  of  interest  or  dividend  income  properly,  or (3) who has failed to certify to the Trust that the  shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a  corporation).  Any tax withheld by the
Trust is remitted by the Trust to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

|X| Tax Effects of  Redemptions  of Shares.  If a  shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other shares of the Trust within 30 days before or after the redemption.

In general,  any gain or loss arising from the redemption of shares of the Trust will be  considered  capital gain or loss,  if the shares were held as a capital asset.  It will be  long-term  capital  gain or loss if the shares were held for more than one year.  However,  any capital loss arising from the  redemption  of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.  Losses realized by shareholders on the  redemption  of Fund shares within six months of purchase will be disallowed for  federal  income tax  purposes  to the extent of  exempt-interest  dividends received on such shares.

|X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a
foreign  trust,  a  foreign  estate,  a  foreign   corporation,   or  a  foreign
partnership)  primarily  depends on whether the foreign person's income from the
Trust is  effectively  connected  with the conduct of a U.S.  trade or business.
Typically,   ordinary  income  dividends  paid  (not  including  exempt-interest dividends paid by the Trust) from a mutual fund are not considered  "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Trust (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Trust at a rate of 30%,  provided  the Trust  obtains a properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income  dividends paid by the Trust.
Any tax withheld by the Trust is remitted by the Trust to the U.S.  Treasury and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Trust are effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an exemption  from the U.S. tax  described  above  provided the Trust  obtains a properly completed and signed Certificate of Foreign Status.

     If the foreign person fails to provide a  certification  of his/her foreign status,  the Trust will be  required to  withhold  U.S.  tax at a rate of 28% on ordinary income dividends (not including "exempt-interest  dividends"),  capital gains distributions (including short-term and long-term) and the proceeds of the redemption  of shares,  paid to any foreign  person.  Any tax  withheld (in this situation)  by the Trust is remitted by the Trust to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders  in
January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Trust,  including the  applicability  of the U.S.  withholding taxes described above.

Dividend  Reinvestment  in Another Trust.  Direct  shareholders of the Trust may elect to reinvest all dividends  and/or capital gains  distributions  in Class A shares of any eligible fund listed above. To elect this option,  the shareholder must notify the Transfer  Agent in writing and must have an existing  account in the fund selected for reinvestment. Otherwise, the shareholder first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial  intermediaries  and institutions that have a sales agreement with the
Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services,  Inc., the Trust's Transfer Agent, is
responsible  for maintaining  the Trust's  shareholder  registry and shareholder accounting  records,  and for paying dividends and distributions to shareholders
of  the  Trust.  It  also  handles  shareholder   servicing  and  administrative
functions. It serves as the Transfer Agent for an annual per account fee.

The  Custodian.  Citibank,  N.A. is the  custodian  of the Trust's  assets.  The custodian's  responsibilities  include  safeguarding and controlling the Trust's portfolio  securities  and handling the delivery of such  securities to and from the  Trust.  It is the  practice  of the Trust to deal with the  custodian  in a manner uninfluenced by any banking  relationship the custodian may have with the
Manager and its  affiliates.  The Trust's cash  balances  with the  custodian in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered  Public Accounting Firm. At a meeting held on August 20,
2008, the Board of Trustees of the Trust  appointed KPMG LLP as the  independent registered public  accounting firm to the Trust for fiscal year 2009,  replacing the firm of Deloitte & Touche LLP, effective at the conclusion of the fiscal
2008  audit.  During  the two most  recent  fiscal  years the audit  reports  of
Deloitte &  Touche LLP contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty,  audit scope or accounting principles.  Further, there were no disagreements between the Trust and Deloitte
& Touche LLP on accounting  principles,  financial  statement  disclosure or audit scope,  which if not resolved to the satisfaction of Deloitte & Touche
LLP would have caused it to make  reference to the  disagreements  in connection with its reports.

KPMG LLP serves as the  independent  registered  public  accounting firm for the
Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG llp also acts as the independent registered public accounting  firm for the Manager and certain  other funds advised by the Manager and its  affiliates.  Audit and non-audit  services  provided by KPMG LLP to the
Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL TAX EXEMPT
TRUST: We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust (the "Trust"), including the statement of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial
highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those
standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the
circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30,
2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing
procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial
highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2008

STATEMENT OF INVESTMENTS June 30, 2008

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--100.8%
ALABAMA--2.7%
AL IDAU RB, Scientific Utilization Project, Series 1996, 2.16%(1)       $   810,000   $      810,000
AL IDAU RB, Well Built Cabinet, Inc. Project, 1.81%(1)                      220,000          220,000
AL IDAU RB, Whitesell Project, 1.90%(1)                                   1,085,000        1,085,000
Autauga Cnty., AL IDAU RB, Marshall Prattville, 1.91%(1)                  2,205,000        2,205,000
Berry, AL IDAU RB, Berry Wood Products LLC, 2.30%(1)                        725,000          725,000
Birmingham, AL Medical Clinic Board RB, University of Alabama
   Health Service Facilities, Series 1998, 1.53%(1)                      11,525,000       11,525,000
Birmingham, AL Special Care Facilities FAU RB, United Cerebral
   Palsy Project, 1.61%(1)                                                1,610,000        1,610,000
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd. Expansion
   Project, Series 1998, 1.86%(1)                                         2,500,000        2,500,000
Cullman Cnty., AL SWD Authority RB, Cullman Environmental, Inc.
   Project, Series 2003-A, 2.30%(1)                                       1,440,000        1,440,000
Fairhope, AL AA Airport Improvement RB, Series 2007, 1.86%(1)             8,845,000        8,845,000
Florence, AL IDB IDV RB, Nichols Wire, Inc. Project, Series A,
   1.90%(1)                                                               2,535,000        2,535,000
Gardendale, AL MH RRB, Ascot Place Apts., 1.52%(1)                        1,465,000        1,465,000
Gardendale, AL MH RRB, Meadow Wood Apts., 1.52%(1)                        1,484,000        1,484,000
Gardendale, AL MH RRB, Woodbrook Apts. Project, 1.52%(1)                  2,925,000        2,925,000
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 1.60%(1)         5,200,000        5,200,000
Lee Cnty., AL IDAU RB, LifeSouth Community Blood Centers, Inc.
   Project, 1.58%(1)                                                        345,000          345,000
Mobile, AL IDB RB, HighProv LLC Project 2006, 1.86%(1)                    6,000,000        6,000,000
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 1.90%(1)                  200,000          200,000
Shelby Cnty., AL Economic & IDAU RB, M.D. Henry Co., Inc. Project,
   2.55%(1)                                                                 625,000          625,000
Spanish Fort, AL RA RB, MACON Trust Certificates Series 2007-306,
   1.59%(1, 2)                                                            4,295,000        4,295,000
Tuscaloosa Cnty., AL BOE RB, Series 97-B, 1.61%(1)                          900,000          900,000
Tuscaloosa Cnty., AL IDAU RB, Gulf Opportunity Zone Hunt Refining
   Project, Series 2007, 1.71%(1)                                        10,000,000       10,000,000
                                                                                      --------------
                                                                                          66,939,000

ARIZONA--2.7%
AZ First Matrix Charter School Trust II Pass-Through Certificates,
   Series 2005, Cl. A, 1.75%(1, 2)                                       11,681,000       11,681,000
AZ HFAU Hospital System RB, BNP Paribas STARS Certificate Trust-
   Series 2007-8, 1.71%(1, 2)                                            12,450,000       12,450,000
Chandler, AZ IDAU RB, Tri-City Baptist Church Project, Series 2007,
   1.63%(1)                                                               5,200,000        5,200,000
Phoenix, AZ Civic Improvement Corp. WS BANs, Series 2007A, 1.60%,
   9/4/08                                                                 5,000,000        5,000,000
Phoenix, AZ IDAU RB, Pilgrim Rest Foundation, Inc. Project, Series A,
   1.80%(1)                                                               4,500,000        4,500,000
Phoenix, AZ IDAU Student Hsg. RB, MSTFC Series 2079, 1.61%(1, 2)          9,745,000        9,745,000

                         CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
ARIZONA Continued
Pima Cnty., AZ GOUN, P-Floats Series PZ-195, 1.57%(1, 2)                $10,720,000   $   10,720,000
Tempe, AZ IDAU MH RB, P-Floats Series MT-067, 1.69%(1, 2)                 8,295,000        8,295,000
                                                                                      --------------
                                                                                          67,591,000

CALIFORNIA--4.5%
CA GOUN, Series DC8035, 1.57%(1, 2)                                      15,000,000       15,000,000
CA GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-363, 1.53%(1, 2)     3,480,000        3,480,000
CA GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DBE-637, 1.62%(1, 2)   20,860,000       20,860,000
CA Northstar Community Housing Corp. RB, MH Project, Series 2006A,
   1.55%(1)                                                               3,000,000        3,000,000
CA SCDAU MH RRB, PTTR, IAC Project, Series 2680, 1.65%(1, 2)             18,000,000       18,000,000
CA SCDAU RB, MSTFC Series 2008-2742, 1.61%(1, 2)                          5,010,000        5,010,000
Foothill-De Anza, CA Community College District GOUN, Series 1844,
   1.61%(1, 2)                                                           26,000,000       26,000,000
Irvine, CA USD SPTX Bonds, Austin Trust Certificates- Series BOA 315,
   1.62%(1, 2)                                                            1,575,000        1,575,000
Los Angeles, CA Water & Power RB, ETET Series 2006-0010, Cl. A,
   1.56%(1, 2)                                                            6,000,000        6,000,000
Oxnard, CA FAU Water RB, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0085, 1.58%(1, 2)                             3,000,000        3,000,000
San Bernardino, CA GOUN, Austin Trust Certificates- Series 2008-1072,
   1.56%(1, 2)                                                            3,865,000        3,865,000
San Diego, CA PFFAU Water RB, PTTR, Series 2595, 1.55%(1, 2)              6,445,000        6,445,000
                                                                                      --------------
                                                                                         112,235,000

COLORADO--5.5%
Arista, CO Metro District Special Ltd. RB, Broomfield Event Center
   Parking Project, Series 2006A, 1.65%(1)                                4,980,000        4,980,000
Aurora, CO Centretech Metropolitan District Improvement REF GOUN,
   Series A, 1.55%(1)                                                     3,535,000        3,535,000
Brighton, CO Crossing Metro District No. 4 RB, Series 2004, 1.67%(1)      5,000,000        5,000,000
CO Centerra Metropolitan District No. 1 Improvement RRB, 1.60%(1)        14,000,000       14,000,000
CO ECFA RB, St. Mary's Academy Project, Series 1999, 1.70%(1)             2,895,000        2,895,000
CO Harvest Junction Metropolitan District GOLB, 1.60%(1)                  2,600,000        2,600,000
CO HFA ED RB, Certex Co. Project, Series 2007, 1.75%(1)                   2,200,000        2,200,000
CO HFA ED RB, YRC LLC Project, Series 2005, 1.75%(1)                      1,530,000        1,530,000
CO Park 70 Metropolitan District GOLB, 1.80%, 12/1/08(3)                  4,075,000        4,075,000
CO Regional Transportation District Sales Tax RB,
   ETET Series 2006-0120, Cl. A, 1.61%(1, 2)                              1,510,000        1,510,000
Colorado Springs, CO SPO RB, Heating & Plumbing Engineers Project,
   1.75%(1)                                                               2,100,000        2,100,000
Commerce City, CO GOUN, Northern Infrastructure General
   Improvement District, Series 2006, 1.55%(1)                            9,650,000        9,650,000

                         CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
COLORADO Continued
Concord Metro District, CO REF GOB, Improvement Projects, Series
   2004, 3.50%, 12/1/08(3)                                              $ 2,500,000   $    2,500,000
Cornerstar Metro District, CO Special RB, Series 2007, 1.63%(1)           6,500,000        6,500,000
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown
Denver Project, Series A-1, 1.60%(1)                                      4,000,000        4,000,000
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown
Denver Project, Series C, 1.60%(1)                                        8,000,000        8,000,000
Denver, CO Urban Renewal Authority Tax Increment RRB, Stapleton
Project, Series A-1, 1.57%(1)                                             4,000,000        4,000,000
Ebert Metro District, CO Securitization Trust GOLB,
Series 2004-S1, Cl. A2, 1.67%(1)                                          8,500,000        8,500,000
Ebert Metro District, CO Securitization Trust RB, Series 2005-S1,
Cl. A2, 1.67%(1, 2)                                                       3,000,000        3,000,000
Jefferson Cnty., CO SDI No. R-001 GOUN, PTTR, Series 2691, 1.63%(1, 2)    5,080,000        5,080,000
Midcities Metro District No. 1, CO RRB, Series 2004A, 1.60%(1)           14,420,000       14,420,000
Parker, CO Automotive Metro District GOLB, Series 2005, 3.50%(1)          4,510,000        4,510,000
Prairie Center Metro District No. 3, CO RB, Austin Trust
   Certificates-Series BOA 2007-319, 1.59%(1, 2)                          9,810,000        9,810,000
Westminster, CO MH RB, P-Floats Series MT-068, 1.74%(1, 2)               14,670,000       14,670,000
                                                                                      --------------
                                                                                         139,065,000

CONNECTICUT--0.8%
CT RB, Austin Trust Certificates-Series 2008-352, 1.57%(1, 2)            19,870,000       19,870,000
                                                                                      --------------
DELAWARE--0.5%
DE EDAU RB, Catholic Diocese of Wilmington Project, Series 2002,
   1.55%(1)                                                              11,300,000       11,300,000
                                                                                      --------------
FLORIDA--5.2%
Brevard Cnty., FL IDV RB, Designers Choice Cabinetry, Series 2006,
   1.80%(1)                                                               1,870,000        1,870,000
Brevard Cnty., FL RB, Holy Trinity Episcopal Academy, Series 1999,        1,530,000        1,530,000
1.57%(1)
Clay Cnty., FL DAU Educational Facilities RB, St. John's Country Day
   School Project, Series 2002, 1.53%(1)                                  2,995,000        2,995,000
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A,
   1.70%(1)                                                               2,460,000        2,460,000
Coral Gables, FL HFAU Hospital RB, Baptist Health of South Florida,
   5%, 8/15/08                                                            1,000,000        1,001,878
Dade Cnty., FL IDAU RB, U.S. Holdings, Inc. Project, Series 1996A,
   1.98%(1)                                                               1,200,000        1,200,000
Duval Cnty., FL School Board COP, Reset Option Certificates II-R
   Trust-Series 11305, 1.60%(1, 2)                                       11,450,000       11,450,000
FL Capital Projects FAU RB, Capital Projects Loan Program, Series
   1997A, 1.65%(1)                                                        1,030,000        1,030,000
FL Development Finance Corp. IDV RRB, Charlotte Community Project,
   Series 2001A3, 1.58%(1)                                                1,190,000        1,190,000
FL Higher Educational Facilities FAU RRB, Flagler College Project,
   Series 2005, 1.53%(1)                                                  5,295,000        5,295,000

                         CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
FLORIDA Continued
FL Local Government Finance Commission RB, Series A, 1.70%, 9/9/08      $ 3,449,000   $   3,449,000
Fort Pierce, FL HF RB, New Horizons, 1.63%(1)                             2,285,000       2,285,000
Gulfstream Park, FL CDD SPAST RB, Goldman Sachs Pool
   Trust-Series 2008-2G, 1.58%(1, 2)                                     12,060,000      12,060,000
Jacksonville, FL ED Commission RB, Goodwill Industries
   North Florida Project, Series 3, 1.57%(1)                              3,470,000       3,470,000
Jacksonville, FL EDLFA RB, Edward Waters College Project,
   Series 2001, 1.52%(1)                                                  1,455,000       1,455,000
Jacksonville, FL IDV RB, University of Florida Health Science Center
   Project 1989, 1.80%(1)                                                 2,100,000       2,100,000
Lake Cnty., FL Capital Improvement RB, SPEARS Deutsche
   Bank/Lifers Trust-Series DB-492, 1.60%(1, 2)                           7,000,000       7,000,000
Miami-Dade Cnty., FL EDLFA RB, MSTFC Series 2008-27 1.61%(1, 2)           7,410,000       7,410,000
Miami-Dade Cnty., FL EDLFA RRB, MSTFC Series 2006-2055, 1.61%(1, 2)      10,145,000      10,145,000
Miami-Dade Cnty., FL IDAU RB, United Way of Miami-Dade,
   Inc. Project, Series 2008, 1.52%(1)                                    5,000,000       5,000,000
Miami-Dade, FL SPO RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-538, 1.58%(1, 2)                                      2,265,000       2,265,000
Orange Cnty., FL HFAU RB, Presbyterian Retirement
   Communities Project, Series A, 1.60%(1)                                5,300,000       5,300,000
Orange Cnty., FL IDAU RB, Independent Blood & Tissue
   Services of Florida, Series 2002, 1.53%(1)                             2,530,000       2,530,000
Orange Cnty., FL IDAU RB, Trinity Preparatory School,
   Series 1998, 1.57%(1)                                                    800,000         800,000
Orange Cnty., FL School Board COP, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-553, 1.58%(1, 2)                                      3,445,000       3,445,000
Palm Beach, FL School Board COP, PTTR, Series 2089, 1.63%(1, 2)           1,445,000       1,445,000
Panama City Beach, FL TXAL Bonds, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0129, 1.58%(1, 2)                             8,045,000       8,045,000
Pinellas Cnty., FL EDLFA RRB, Series 1985, 1.40%, 7/8/08                 11,700,000      11,700,000
Sarasota Cnty., FL Public Hospital District RRB, Sarasota Memorial
   Hospital Project, Series 2007B, 1.52%(1)                               3,000,000       3,000,000
Sarasota Cnty., FL RB, Sarasota Family YMCA Project, 1.50%(1)             1,760,000       1,760,000
St. John's, FL Water Management District Land Acquisition RRB,
   Series 2005, 3.25%, 7/1/08                                               500,000         500,000
University Athletic Assoc., Inc., FL Capital Improvement RB,
   University of Florida Stadium, 3.30%, 10/1/08(3)                       1,450,000       1,449,944
University of North Florida Financing Corp. RB, SPEARS Deutsche Bank/
   Lifers Trust-Series DBE-594, 1.58%(1, 2)                               5,305,000       5,305,000
                                                                                      -------------
                                                                                        131,940,822

                         CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
GEORGIA--4.3%
Atlanta, GA Urban Residential FAU MH RB, Parcel 25 Project,
   Series A, 1.62%(1)                                                   $ 2,310,000   $   2,310,000
Augusta, GA WSS RRB, PTTR, Series 2621, 1.63%(1)                          4,780,000       4,780,000
Bibb Cnty., GA DAU RB, Methodist Homes of South Georgia Conference
   Project, 1.58%(1)                                                        800,000         800,000
Clayton, GA HA RANs, Southern Regional Medical Center
   Project, Series 1998B, 1.53%(1)                                       28,075,000      28,075,000
Cobb Cnty., GA HA RANs, Equipment Pool Project, Series 2006, 1.57%(1)     1,100,000       1,100,000
DeKalb Cnty., GA DAU IDV RB, A.G. Rhodes Home, Inc. Project, 1.53%(1)     2,350,000       2,350,000
DeKalb Cnty., GA HAU MH RB, Crow Wood Arbor Assn., 1.52%(1)               1,760,000       1,760,000
DeKalb Cnty., GA HAU MH RRB, Stone Mill Run Apts. Project,
   Series 2000, 1.85%(1)                                                  1,310,000       1,310,000
DeKalb, Newton, & Gwinnett Cntys., GA Joint Development RB,
   GPC Real Estate Student, 1.52%(1)                                      3,760,000       3,760,000
Fulton Cnty., GA DAU RB, Lovett School Project, 1.53%(1)                  8,000,000       8,000,000
Fulton Cnty., GA DAU RB, Piedmont Healthcare, Inc., 1.53%(1)              1,800,000       1,800,000
Fulton Cnty., GA DAU RB, Trinity School, Inc. Project, 1.53%(1)           1,000,000       1,000,000
GA GOUN, MSTFC Series 1881, 1.20%(1, 4)                                  11,560,000      11,560,000
GA GOUN, Series 1993C, 5.25%, 7/1/08                                        740,000         740,000
GA GOUN, Series 1995D, 6.25%, 9/1/08                                      2,000,000       2,012,356
GA GOUN, Series 1996B, 6.25%, 4/1/09                                        500,000         516,327
GA GOUN, Series 1997C, 6.25%, 8/1/08                                        410,000         411,244
GA GOUN, Series 2006D, 4.50%, 7/1/08                                        500,000         500,000
GA GOUN, Series B, 5%, 7/1/08                                             1,000,000       1,000,000
GA GOUN, Series B, 5%, 7/1/08                                               600,000         600,000
GA Private Colleges & Universities Authority RRB, Mercer University
   Project, Series 2006A, 1.65%(1)                                        5,540,000       5,540,000
GA Private Colleges & Universities Authority RRB, Mercer University
   Project, Series 2006C, 1.65%(1)                                        8,750,000       8,750,000
GA REF GOUN, Reset Option Certificates II-R Trust-Series 11491,
   1.55%(1)                                                               4,000,000       4,000,000
Gwinnett Cnty., GA HA RANs, Gwinnett Hospital System, Inc. Project,
   Series 2008B, 1.50%(1)                                                 9,000,000       9,000,000
Macon-Bibb Cnty., GA HA RANs, Medical Center of Central Georgia,
   1.53%(1)                                                               1,100,000       1,100,000
Roswell, GA HAU MH RRB, Azalea Park Apts., 1.57%(1)                       4,100,000       4,100,000
Thomasville, GA HA RANs, John D. Archbold Hospital, 1.53%(1)              1,200,000       1,200,000
                                                                                      -------------
                                                                                        108,074,927
IDAHO--0.3%
Cassia Cnty., ID IDC RB, East Valley Cattle LLC Project, 1.75%(1)         7,000,000       7,000,000
Hailey, ID IDC RB, Rocky Mountain Hardware Project, Series 2006,
   1.75%(1)                                                               1,210,000       1,210,000
                                                                                      -------------
                                                                                          8,210,000

                         CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
ILLINOIS--4.8%
Chicago, IL Board of Education GOUN, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-653, 1.58%(1, 2)                                    $ 8,615,000   $   8,615,000
Chicago, IL O'Hare International Airport RB, SPEARS Deutsche
   Bank/Lifers Trust-Series DBE-534, 1.58%(1, 2)                          2,285,000       2,285,000
Chicago, IL O'Hare International Airport RRB, PTTR, Series 2500,
   1.63%(1, 2)                                                            3,010,000       3,010,000
Chicago, IL O'Hare International Airport RRB, PTTR, Series 2501,
   1.63%(1, 2)                                                            1,850,000       1,850,000
Chicago, IL RB, Boys & Girls Clubs of Chicago Project, Series 2000,
   3.05%(1)                                                                 600,000         600,000
Crestwood, IL Tax Increment RB, Series 2004, 1.61%(1)                    14,370,000      14,370,000
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 1.65%(1)           3,125,000       3,125,000
Hamilton Memorial Hospital, IL RB, 1.61%(1)                              18,500,000      18,500,000
IL DFA IDV RB, Knead Dough Baking Co. Project, 2.55%(1)                     800,000         800,000
IL DFA RB, Chicago Educational TV Assn., Series 1994A, 1.80%(1)           1,500,000       1,500,000
IL DFA RB, Foundation for Safety Project, Series 1992, 1.55%(1)           4,750,000       4,750,000
IL DFA RB, Oak Crest Residence Project, Series 2000, 2.30%(1)             2,800,000       2,800,000
IL DFA RB, Shelby Memorial Hospital Assn., Inc., Series 1999B-1,
   1.70%(1)                                                               3,325,000       3,325,000
IL FAU IDV RB, E. Kinast Project, Series 2005A, 2.53%(1)                    700,000         700,000
IL FAU RB, Sauk Valley Community College Project, Series 2004A,
   1.60%(1)                                                               6,725,000       6,725,000
IL HFAU RB, Swedish Covenant Hospital, 1.45%(1)                           5,875,000       5,875,000
IL PCFAU RRB, Commonwealth Edison Co., Series 2008 D, 1.50%(1)            8,000,000       8,000,000
IL SDI No. 308 GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-651,
   1.58%(1, 2)                                                            6,455,000       6,455,000
Lake Zurich, IL IDV RB, Rose Road LLC Project, Series 2004, 2.55%(1)        400,000         400,000
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985B, 1.76%(1)       15,330,486      15,330,486
Schaumburg, IL MH RRB, Treehouse II Apts. Project, 1.80%(1)               5,210,000       5,210,000
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 1.65%(1)           800,000         800,000
Wheeling, IL Industrial Project RB, V-S Industries, Inc. Project,
   1.95%(1)                                                               1,200,000       1,200,000
Will Cnty., IL Community High SDI No. 210 Lincoln-Way GOUN,
   Reset Option Certificates II-R Trust-Series 631, 1.61%(1, 2)           4,355,000       4,355,000
                                                                                      -------------
                                                                                        120,580,486

INDIANA--3.1%
Brownstown District, IN School Building Corp. First Mortgage RB,
   Series 1999, 4.55%, 7/1/08                                               300,000         307,052
Carmel, IN RED District Tax Increment RB, Merchants' Pointe Project,
   Series 2001A, 1.64%(1)                                                   590,000         590,000
Hammond, IN ED RB, Castle & Co. Project, Series 1994, 2.55%(1)              300,000         300,000
IN DFA ED RB, IVC Industrial Coatings, Inc. Project, 2.55%(1)             1,465,000       1,465,000
IN EDLFA RB, Indiana Wesleyan University Project, Series B, 1.55%(1)      1,000,000       1,000,000
IN EDLFA RB, University of Evansville Project, Series 2001B, 1.81%(1)       500,000         500,000
IN FAU Highway RRB, P-Floats Series PT-3986, 1.56%(1, 2)                 10,035,000      10,035,000

                         CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
INDIANA Continued
IN FAU RB, Educational Facilities University of Indianapolis
   Project, 1.57%(1)                                                    $ 6,900,000   $    6,900,000
IN H&EFA RRB, PTTR, Series 2842, 1.60%(1, 2)                             13,645,000       13,645,000
IN HFFAU Hospital RB, Community Hospitals Project, Series B, 1.55%(1)       590,000          590,000
IN HFFAU RB, Ascension Health, Series 2003E-6, 1.75%, 11/15/08(3)         7,125,000        7,125,000
IN HFFAU RB, Clark Memorial Hospital Project, Series 2001, 1.55%(1)       6,840,000        6,840,000
IN HFFAU RRB, Ascension Health, Series 2002F, 5.50%, 11/15/08               500,000          503,576
IN Multi-School Building Corp. RRB, Eclipse Funding Trust Solar
   Eclipse Certificates-Series 2007-0026, 1.58%(1, 2)                     4,435,000        4,435,000
Indianapolis, IN ED RB, Visiting Nurse Service Foundation, 1.75%(1)         965,000          965,000
Mt. Vernon of Hancock Cnty., IN RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-584, 1.58%(1, 2)                                      9,420,000        9,420,000
St. Joseph Cnty., IN ED RB, Hannah & Friends Project, 1.60%(1)            2,210,000        2,210,000
Valpraiso, IN ED RB, Pines Village Retirement Community Project,
   Series 2008, 1.62%(1)                                                 10,595,000       10,595,000
                                                                                      --------------
                                                                                          77,425,628

IOWA--0.1%
Le Mars, IA IDV RB, Feuerhelm Properties LP Project, Series 2000A,
   1.75%(1)                                                               1,850,000        1,850,000
                                                                                      --------------
KANSAS--0.1%
Wichita, KS Recreational Facilities RB, YMCA of Wichita Project,
   Series XI 1998, 1.60%(1)                                               3,300,000        3,300,000
                                                                                      --------------
KENTUCKY--2.1%
Bath Cnty., KY Industrial Building RB, Cintas Sales Corp. Project,
   Series 1992, 1.81%(1)                                                    420,000          420,000
Christian Cnty., KY Assn. of Cntys. Leasing Trust RB, Series B,
   1.70%(1)                                                               2,000,000        2,000,000
Hancock Cnty., KY Industrial Building RRB, Southwire Co. Project,
   Series 1992A, 1.65%(1)                                                10,000,000       10,000,000
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 1.85%(1)         7,815,000        7,815,000
KY TUAU ED Road RRB, Revitalization Project, 5.75%, 7/1/08                1,000,000        1,000,000
Louisville & Jefferson Cnty., KY RB, Eclipse Funding Trust Solar
   Eclipse Certificates-Series 2006-0087, 1.58%(1, 2)                     8,755,000        8,755,000
Louisville & Jefferson Cnty., KY RRB, Reset Option Certificates II-R
   Trust-Series 672CE, 1.59%(1, 2)                                        3,565,000        3,565,000
Montgomery Cnty., KY Industrial Building RB, Connecticut Fineblanking
   Corp. Project, 1.72%(1)                                                2,000,000        2,000,000
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project,
   Series 2004, 1.80%(1)                                                  5,000,000        5,000,000
Oldham Cnty., KY Industrial Building RB, Parts Unlimited, Inc.
   Project, Series 2005, 1.91%(1)                                         1,963,000        1,963,000
Somerset, KY Industrial Building RB, Tibbals Flooring Co. Project,
   Series 1989, 1.90%(1)                                                 10,000,000       10,000,000
                                                                                      --------------
                                                                                          52,518,000

                         CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
LOUISIANA--1.6%
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004, 1.60%(1)     $ 2,300,000   $    2,300,000
LA Local Government Environmental Facilities CDAU RB, Hollybrook
   Cottonseed Processing, 1.75%(1)                                        1,800,000        1,800,000
LA Local Government Environmental Facilities CDAU RB,
   Hollybrook Enterprises LLC, 1.75%(1)                                   2,240,000        2,240,000
LA Local Government RB, SPEARS Deutsche Bank/Lifers Trust-Series
   DBE-656, 1.58%(1, 2)                                                  10,495,000       10,495,000
LA Public FA Hospital RRB, Franciscan Missionaries, Series A,
   5.50%, 7/1/08                                                            915,000          915,000
LA Public FA RB, Blood Center Properties, Inc. Project, 2.30%(1)          1,000,000        1,000,000
LA Public FA RB, Municipal Trust Securities, Series 4000, 1.63%(1, 2)     4,240,000        4,240,000
LA Public FA RRB, BNP Paribas STARS Certificate Trust-Series
   2006-153, 1.63%(1, 2)                                                  2,185,000        2,185,000
Monroe, LA Sales & Use Tax RRB, Series 2007A, 1.62%(1)                    2,700,000        2,700,000
St. John Baptist Parish, LA RB, MSTFC Series 2006-2116, 1.61%(1, 2)      12,270,000       12,270,000
                                                                                      --------------
                                                                                          40,145,000

MAINE--0.2%
Biddeford, ME RB, DK Assoc. LLC & Volk Packaging Corp. Project,
   1.72%(1)                                                                 400,000          400,000
Dover-Foxcroft, ME RB, Pleasant River Lumber Co., Series 2002,
   1.91%(1)                                                               1,600,000        1,600,000
ME FAU RB, Kents Hill School, Series 2006, 1.60%(1)                       2,375,000        2,375,000
                                                                                      --------------
                                                                                           4,375,000

MARYLAND--2.2%
Baltimore Cnty., MD RB, Maryvale Prep School Facilities, Series
   2005A, 1.21%(1)                                                        2,940,000        2,940,000
MD EDC RB, Goodwill Industries Project, Series 1999, 1.53%(1)             2,075,000        2,075,000
MD EDC RRB, YMCA of Central MD, Inc. Project, 1.61%(1)                    2,465,000        2,465,000
MD HE&HFA RB, Howard County General Hospital, Series 2008, 1.52%(1)       6,000,000        6,000,000
MD HE&HFA RB, Woodmont Academy, 1.62%(1)                                  3,775,000        3,775,000
MD HE&HFA RRB, University of MD Medical System, Series 2008E, 1.50%(1)    6,800,000        6,800,000
MD Health & HEFAU RB, Sheppard Pratt Health, Series 2003B, 1.53%(1)       5,000,000        5,000,000
MD Transportation Authority RB, Transportation Facility Projects,
   Reset Option Certificates II-R Trust-Series 11436, 1.59%(1, 2)         4,000,000        4,000,000
Montgomery Cnty., MD Consolidated Public Improvement GOUN,
   Series 2002A, 5%, 2/1/09                                               1,240,000        1,262,996
Montgomery Cnty., MD ED RB, Sandy Spring Friends School Facility,
   Series 2004, 1.53%(1)                                                  1,000,000        1,000,000
Prince Georges Cnty., MD SPO Bonds, MSTFC Series 2128, 1.61%(1, 2)       13,710,000       13,710,000
University System of Maryland COP, College Park Business School,
   Series 2000, 1.21%(1)                                                  5,670,000        5,670,000
                                                                                      --------------
                                                                                          54,697,996

                         CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
MASSACHUSETTS--2.2%
MA DFA RB, MACON Trust Certificates Series 2007-344, 1.66%(1, 2)        $ 8,000,000   $    8,000,000
MA GOUN, PTTR, Series 2648, 1.61%(1, 2)                                   1,850,000        1,850,000
MA H&EFA RB, Harvard Vanguard Medical, MACON Trust Certificates
   Series 2007-310, 1.59%(1, 2)                                           3,450,000        3,450,000
MA Health & Education RRB, Wells Fargo Stage Trust-Series
   2008-22C, 1.61%(1, 2)                                                 23,000,000       23,000,000
MA REF GOUN, Dexia Credit Local Certificates Trust-Series
   2008-042, 1.59%(1, 2)                                                  5,005,000        5,005,000
MA REF GOUN, P-Floats Series PT-2758, 1.57%(1, 2)                         4,515,000        4,515,000
University of Massachusetts Building Authority RRB,
   Series 3, 1.53%(1)                                                    10,000,000       10,000,000
                                                                                      --------------
                                                                                          55,820,000

MICHIGAN--2.4%
Detroit, MI SDI GOUN, Series DC8032, 1.60%(1, 2)                          2,900,000        2,900,000
Detroit, MI Water Supply System RB, Reset Option Certificates II-R
   Trust-Series 11224, 1.60%(1, 2)                                        4,855,000        4,855,000
Lakewood, MI Public Schools GOUN, PTTR, Series 2624Z, 1.63%(1)            5,215,000        5,215,000
MI Comprehensive Transportation RRB, P-Floats Series
   PT-2754, 1.56%(1, 2)                                                   3,500,000        3,500,000
MI HEFA RRB, Law School Project, Series A, 1.47%(1)                       3,000,000        3,000,000
MI HOFA RB, Healthcare Equipment Loan Program, Series C,
   Subseries C-19, 1.61%(1)                                               1,000,000        1,000,000
MI HOFA RB, Reset Option Certificates II-R Trust-Series
   10317CE, 1.61%(1, 2)                                                  16,815,000       16,815,000
MI RRB, Holland Home, Series 1998, 5.75%, 7/1/08                          1,000,000        1,021,663
MI Strategic Funding Ltd. RB, Methodist Children's Home, 2.30%(1)         1,900,000        1,900,000
MI Strategic Funding Ltd. RRB, Grand Rapids Christian School,
   Series 2008, 1.59%(1)                                                  7,000,000        7,000,000
MI Strategic Funding Ltd. RRB, Spectrum Human Services, Inc.
   Project, 1.61%(1)                                                      2,855,000        2,855,000
MI Wayne State University RB, PTTR, Series 2664, 1.63%(1, 2)              1,770,000        1,770,000
Oakland Cnty., MI EDC RB, Highland United Methodist, 1.59%(1)             2,500,000        2,500,000
Oakland Cnty., MI EDC RB, Rose Hill Center, Inc. Project, 3.05%(1)          200,000          200,000
Parchment, MI SDI GOUN, PTTR, Series 2836, 1.63%(1, 2)                    4,960,000        4,960,000
                                                                                      --------------
                                                                                          59,491,663

MINNESOTA--2.5%
Anoka-Hennepin, MN ISD No. 11 REF GOUN, Series A, 5%, 2/1/09              1,500,000        1,523,890
Big Lake, MN ISD No. 727 GOUN, AAC, Series 2007A, 4%, 9/16/08             3,400,000        3,401,853
Bloomington, MN CD RB, 94th Street Associates Project,
   Series 1985, 1.60%(1)                                                  3,405,000        3,405,000
Bloomington, MN CD RB, James Avenue Associates Project,
   Series 1985, 1.60%(1)                                                  3,310,000        3,310,000
Buffalo, MN ISD No. 877 GOUN, AAC, Series A, 4.125%, 8/18/08              3,200,000        3,201,308
Cass Lake, MN ISD No. 115 GOUN, AAC, Series 2007A, 4%, 9/8/08             2,080,000        2,080,940

                         CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
MINNESOTA Continued
Dakota Cnty., MN Community Development Agency RB, Catholic
   Finance Corp., Series 2002, 1.80%(1)                                 $ 1,000,000   $    1,000,000
East Grand Forks, MN SWD RB, American Crystal Sugar Co. Project,
   1.75%(1)                                                               5,000,000        5,000,000
Eden Prairie, MN MH RRB, Lake Place Apts. Project, 1.65%(1)                 565,000          565,000
Fridley, MN ISD No. 14 GOUN, Tax Anticipation Certificates of
   Indebtedness, Series 2008A, 3%, 3/5/09                                 2,910,000        2,915,747
Jackson Cnty., MN Central ISD No. 2895 GOUN, AAC, Series 2007A,
   4%, 9/8/08                                                             1,585,000        1,585,716
Jenkins, MN IDV RB, Pequot Tool & Manufacturing, Inc. Project,
   Series 2007, 1.75%(1)                                                  1,035,000        1,035,000
Kittson, MN Central ISD No. 2171 GOUN, School Building,
Series 2008A, 4%, 2/1/09                                                    170,000          171,152
MN GOUN, Series 2001, 5%, 10/1/08                                         1,500,000        1,512,044
MN GOUN, Series 2003, 5%, 8/1/08                                            295,000          295,477
MN REF GOUN, Series 1998, 5%, 7/1/08                                        315,000          317,469
MN REF GOUN, Series 2004, 5%, 11/1/08                                     1,300,000        1,312,084
Park Rapids, MN ISD No. 309 GOUN, AAC, Series 2007 A, 4%, 9/23/08         5,225,000        5,228,449
Prior Lake, MN ISD No. 719 GOUN, Series A, 3%, 7/29/08                    4,600,000        4,601,047
Robbinsdale, MN ISD No. 281 GOUN, School Building, Series 2001, 5%,
   2/1/09                                                                   750,000          762,100
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992,
   1.80%(1)                                                               4,675,000        4,675,000
Roseville, MN ISD No. 623 GOUN, AAC, Series A, 4%, 9/30/08                3,000,000        3,002,001
Spring Lake Park, MN ISD No. 016 GOUN, AAC, Series A, 4%, 9/30/08         5,000,000        5,003,378
West St. Paul, MN ISD No. 197 GOUN, Tax Anticpiation Certificates of
   Indebtedness, Series 2008A, 3%, 3/19/09                                4,500,000        4,515,710
West St. Paul, MN ISD No. 197 REF GOUN, Series 2008B, 3%, 2/1/09          1,890,000        1,896,527
                                                                                      --------------
                                                                                          62,316,892

MISSISSIPPI--1.5%
MS Business Finance Corp. RB, CPS Gulfport ES OPAG LLC Project,
   Series A, 1.55%(1)                                                    12,300,000       12,300,000
MS Business Finance Corp. RB, Hattiesburg Clinic Professional Assn.
   Project, 1.61%(1)                                                      3,900,000        3,900,000
MS Business Finance Corp. RB, JKW Real Estate LLC Project, 1.62%(1)       2,145,000        2,145,000
MS Development Bank SPO RB, Morgan Keegan Municipal Products, Inc.,
   Series 2007H1, 1.80%(1)                                               10,995,000       10,995,000
Newton, MS IDV RRB, La-Z-Boy Chair Co. Project, Series 1991, 1.57%(1)     5,350,000        5,350,000
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 1.65%(1)           3,250,000        3,250,000
                                                                                      --------------
                                                                                          37,940,000

MISSOURI--1.3%
Brentwood, MO TXAL Bonds, 8300 Eager Rd. Project, Series 1-A,
   1.62%(1, 2)                                                            7,675,000        7,675,000
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 1.72%(1)            6,700,000        6,700,000

                         CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
MISSOURI Continued
St. Charles Cnty., MO IDAU RB, National Cart Project,
   Series A, 1.73%(1)                                                   $   960,000   $      960,000
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts.,
   Series 1992, 1.69%(1)                                                  1,765,000        1,765,000
St. Louis, MO Airport RB, Dexia Credit Local Trust
Certificates-Series 2007-004, 1.59%(1, 2)                                 4,320,000        4,320,000
St. Louis, MO DA Tudor Building RB, Austin Trust
Certificates-Series BOA 2007-309, 1.59%(1, 2)                             9,995,000        9,995,000
                                                                                      --------------
                                                                                          31,415,000

MONTANA--0.0%
Billings, MT GOUN, Series 2007A, 4.25%, 7/1/08                              175,000          175,000
                                                                                      --------------
NEBRASKA--0.5%
Omaha, NE PP District RB, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0025, 1.58%(1, 2)                            12,600,000       12,600,000
                                                                                      --------------
NEVADA--0.2%
NV Housing Division MH RB, Golden Apts. Project, Series 2007,
   1.75%(1)                                                               3,500,000        3,500,000
NV Housing Division MH RB, Southwest Village Project, Series 2005,
   1.75%(1)                                                               1,000,000        1,000,000
                                                                                      --------------
                                                                                           4,500,000

NEW JERSEY--1.3%
NJ EDAU RB, Paddock Realty LLC Project, Series 2006, 1.75%(1)             1,205,000        1,205,000
NJ EDAU RRB, Dexia Credit Local Certificates Trust-Series 005,
   1.65%(1, 2)                                                           10,855,000       10,855,000
NJ Transportation Trust Fund Authority RRB, Dexia Credit Local
   Certificates Trust-Series 2008-041, 1.60%(1, 2)                       11,110,000       11,110,000
NJ Transportation Trust Fund Authority, Series DC8033, 1.60%(1, 2)        8,445,000        8,445,000
                                                                                      --------------
                                                                                          31,615,000

NEW MEXICO--0.3%
NM FAU SFM RB, Series 2008, 2.46%, 8/1/08(3)                              7,900,000        7,900,000
                                                                                      --------------
NEW YORK--3.2%
Erie Cnty., NY IDA Civic Facilities RB, Buffalo Canisius High
   School, 1.21%(1)                                                      14,450,000       14,450,000
Nassau Cnty., NY IFA RRB, Series B, 1.70%(1)                              5,235,000        5,235,000
   NY MTAU RRB, 1.58%(1, 2)                                               2,665,000        2,665,000
NY TBTAU RRB, PTTR, Series 2763, 1.58%(1, 2)                              3,000,000        3,000,000
NY Upstate Telecommunications Corp. RB, Series 2005, 1.21%(1)             5,115,000        5,115,000
NYC MTAU RRB, Puttable Floating Option Tax Exempt Receipts,
   Series PA-1077, 1.54%(1, 2)                                            7,250,000        7,250,000
NYC MWFAU WSS RB, PTTR, Series 2540, 1.58%(1, 2)                          1,940,000        1,940,000
NYC MWFAU WSS RB, Reset Option Certificates II-R
   Trust-Series 10265, 1.60%(1, 2)                                          900,000          900,000
NYC RB, Austin Trust Certificates-Series 2008-1074, 1.57%(1, 2)           2,150,000        2,150,000
NYC TFA RRB, MERLOTS Series 2008 D98, 1.61%(1, 2)                           900,000          900,000

                         CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
NEW YORK Continued
NYS DA RB, MERLOTS Series D201, 1.61%(1, 2)                             $ 5,250,000   $    5,250,000
NYS DA RB, Reset Option Certificates II-R Trust-Series 11479,
1.53%(1, 2)                                                               2,380,000        2,380,000
NYS HFA RB, Helena Housing, 1.85%(1)                                     10,450,000       10,450,000
NYS UDC COP, Reset Option Certificates II-R Trust-Series 10011CE,
1.60%(1, 2)                                                               1,500,000        1,500,000
NYS UDC RB, PTTR, Series 2887, 1.58%(1, 2)                                3,500,000        3,500,000
Oneida Cnty., NY IDA Civic Facilities RB, Rome Memorial
   Hospital, Inc. Project, Series 2005, 1.21%(1)                          4,600,000        4,600,000
Onondaga Cnty., NY IDA Civic Facilities RB, Syracuse Resch
   Corp. Project, Series 2005, 1.21%(1)                                   9,700,000        9,700,000
                                                                                      --------------
                                                                                          80,985,000

NORTH CAROLINA--1.4%
NC Capital Facilities Finance Agency Educational Facilities RB,
   Charlotte Country Day School, 1.55%(1)                                12,690,000       12,690,000
NC Capital Facilities Finance Agency Educational Facilities RB,
   High Point University Project, 1.61%(1)                                4,000,000        4,000,000
NC Infrastructure Finance Corp. COP, Reset Option Certificates II-R
   Trust-Series 8502, 1.61%(1, 2)                                         5,260,000        5,260,000
NC Medical Care Community Hospital RB, Randolph Hospital
   Series 2007, 1.47%(1)                                                  9,700,000        9,700,000
New Hanover Cnty., NC Hospital RB, New Hanover Regional
   Medical Center, Series 2005 B-1, 1.70%(1)                              1,280,000        1,280,000
Sampson Cnty., NC COP, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0160, 3.60%, 7/3/08(2, 3)                     2,500,000        2,500,000
                                                                                      --------------
                                                                                          35,430,000

OHIO--4.8%
Buckeye, OH TS FAU RB, PTTR, Series 2311, 1.60%(1, 2)                     3,995,000        3,995,000
Cuyahoga Cnty., OH Civic Facilities RB, 700 Prospect Corp.
   Project, 1.61%(1)                                                      2,750,000        2,750,000
Darke Cnty., OH HCF RB, Wayne Hospital Project, Series 2007, 1.59%(1)    46,865,000       46,865,000
Hamilton Cnty., OH Health Care RB, Life Enriching
   Communities Project, Series B, 1.57%(1)                                1,000,000        1,000,000
Lakewood, OH EDLFA RB, St. Edward High School Project,
   Series 2000, 1.59%(1)                                                  2,665,000        2,665,000
Madeira, OH ED RRB, The Kroger Co., Series 2004, 1.65%(1)                 2,050,000        2,050,000
Medina Cnty., OH IDV RB, Mode-Fire-Dex, Inc. Project, 1.86%(1)              715,000          715,000
OH Higher Education Facility Commission RB, Higher Education Pooled
   Financing 2001 Program, Series A, 2.26%(1)                               800,000          800,000
Pike Cnty., OH HCF RB, Traditions Healthcare, 1.61%(1)                    2,100,000        2,100,000
Reynoldsburg, OH RB, P-Floats Series PT-4481, 1.55%(1, 2)                 9,535,000        9,535,000
Rickenbacker, OH POAU Capital Funding RB, Reset Option
   Certificates II-R Trust-Series 591CE, 1.59%(1, 2)                      5,620,000        5,620,000

                        CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
OHIO Continued
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 1.65%(1)          $ 3,100,000   $    3,100,000
Toledo-Lucas Cnty., OH POAU Cultural Facilities RB, Toledo Museum
   of Art Project, 1.60%(1)                                               1,305,000        1,305,000
Washington Cnty., OH Hospital RB, Marietta Area Health Care,
   Inc., 1.67%(1)                                                         2,000,000        2,000,000
Wood Cnty., OH Hospital Facilities RRB, Wood Cnty. Hospital Assoc.
   Project, Series 2008, 1.60%(1)                                        35,525,000       35,525,000
                                                                                      --------------
                                                                                         120,025,000
OKLAHOMA--0.6%
Cleveland Cnty., OK Home Loan Authority SFM RRB, Series 2006,
   2.85%, 7/25/08(3)                                                      8,769,000        8,769,000
Oklahoma City, OK Water Utility Trust RB, Series A, 1.90%, 7/16/08        1,000,000        1,000,000
Oklahoma Cnty., OK FA IDV RB, Factory Direct Project, Series
   2001A, 2.55%(1)                                                        1,000,000        1,000,000
Tulsa, OK Industrial Authority RB, SGMSTR Series SGC-41, Cl. A,
   1.58%(1, 2)                                                            4,390,000        4,390,000
                                                                                      --------------
                                                                                          15,159,000
OREGON--0.2%
Eugene, OR EU RRB, ETET Series 2003-0022, Cl. A, 1.61%(1, 2)              5,880,000        5,880,000
                                                                                      --------------
PENNSYLVANIA--3.3%
Beaver Cnty., PA IDAU PC RRB, First Energy Nuclear,
   Series A, 1.55%(1)                                                    22,900,000       22,900,000
Butler Cnty., PA General Authority RB, SGMSTR Series 2007 SGB14,
   Cl. A, 1.59%(1, 2)                                                     7,280,000        7,280,000
Butler Cnty., PA General Authority RB, SGMSTR Series 2007 SGB72,
   Cl. A, 1.70%(1, 2)                                                     3,985,000        3,985,000
Emmaus, PA General Authority RB, 1.47%(1)                                 3,700,000        3,700,000
Gateway, PA Allegheny SDI REF GOUN, PTTR, Series 2315, 1.61%(1, 2)        2,845,000        2,845,000
PA HEFAU RB, Assn. of Independent Colleges, Series K-1, 3.38%(1)          1,660,000        1,660,000
PA Horizon HA Senior Health & Housing Facilities RRB,
   St. Paul Homes Project, 1.21%(1)                                       9,200,000        9,200,000
PA Public School Building Authority RB, Reset Option Certificates
   II-R Trust-Series 11396, 1.61%(1, 2)                                   7,600,000        7,600,000
PA Public School Building Authority RRB, PTTR, Series 2837,
   1.61%(1, 2)                                                            5,000,000        5,000,000
Philadelphia, PA SDI GOUN, SPEARS Deutsche Bank/Lifers Trust-Series
   DBE-554, 1.58%(1, 2)                                                     970,000          970,000
Pittsburgh, PA WSS Authority RRB, First Lien, Series B, 1.55%(1)          9,000,000        9,000,000
Shaler, PA Area SDI REF GOUN, Series 2004, 1.50%(1)                       3,690,000        3,690,000
Westmoreland Cnty., PA IDA RRB, Greensburg Thermal Project LLC,
   Series A, 1.54%(1)                                                       915,000          915,000
Westmoreland Cnty., PA RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-301, 1.58%(1, 2)                                       4,930,000        4,930,000
                                                                                      --------------
                                                                                          83,675,000

                        CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
SOUTH CAROLINA--0.5%
Beaufort Cnty., SC SDI GOUN, Series 2000B, 5.50%, 7/1/08                $ 1,000,000   $    1,024,024
Kershaw Cnty., SC SDI GOUN, Series 2000, 7%, 2/1/09                         710,000          730,099
Lancaster Cnty., SC SDI REF GOUN, 4%, 3/1/09                              1,925,000        1,948,234
Lexington & Richland Cntys., SC SDI No. 005 GOUN, 4%, 3/1/09                200,000          201,700
Lexington Cnty., SC SDI No. 001 GOUN, Series 2007A, 5%, 2/1/09            1,000,000        1,012,379
SC Jobs EDAU RB, Boozer Lumber LLC Project, 1.75%(1)                      1,220,000        1,220,000
SC Jobs EDAU RB, Shannon Forest Project, 1.61%(1)                         2,420,000        2,420,000
SC Jobs EDAU RB, Supreme Machined Products Co., 1.70%(1)                  2,300,000        2,300,000
Sumter Cnty., SC SDI No. 17 REF GOUN, 3%, 3/1/09                            590,000          593,667
York Cnty., SC Rock Hill SDI No. 003 REF GOUN, PTTR, Series 1881,
   1.63%(1, 2)                                                            1,745,000        1,745,000
                                                                                      --------------
                                                                                          13,195,103
SOUTH DAKOTA--0.4%
SD H&EFA RRB, Sanford Health & Hospital, Series 2001B, 1.85%(1)           2,000,000        2,000,000
SD H&EFA RRB, Sanford Health & Hospital, Series 2001C, 1.60%(1)           7,500,000        7,500,000
                                                                                      --------------
                                                                                           9,500,000
TENNESSEE--4.7%
Blount Cnty., TN Public Building Authority RB, Morgan Keegan
   Municipal Products, Inc., Series 2008B, 1.65%(1, 2)                    6,900,000        6,900,000
Chattanooga, TN HE&HFB RB, McCallie School Project, Series 1998,
   1.53%(1)                                                                 600,000          600,000
Dickson Cnty., TN IDB RB, Renaissance Learning Center Project,
   Series 1997, 1.58%(1)                                                  3,500,000        3,500,000
Franklin Cnty., TN H&EFA RB, University of the South Project,
   Series 1998B, 1.65%(1)                                                 5,855,000        5,855,000
Jackson, TN Energy Authority WS RB, 1.59%(1)                             10,070,000       10,070,000
Jackson, TN H&EFA HFB RB, University School of Jackson Project,
   1.61%(1)                                                               1,200,000        1,200,000
Jackson, TN H&EFA HFB RB, University School of Jackson Project,
   1.61%(1)                                                               5,100,000        5,100,000
Jackson, TN H&EFA HFB RB, University School of Jackson Project,
   1.61%(1)                                                               3,725,000        3,725,000
Jackson, TN H&EFA HFB RRB, Trinity Christian Academy, 1.61%(1)            2,820,000        2,820,000
Knox Cnty., TN HE&HFB Educational Facilities RB, Webb School
   Knoxville Project, 1.53%(1)                                            5,170,000        5,170,000
Knox Cnty., TN HE&HFB RB, Johnson Bible College, 1.61%(1)                 3,650,000        3,650,000
Knox Cnty., TN HE&HFB RB, Episcopal School Knoxville Project,
   1.53%(1)                                                               3,200,000        3,200,000
Nashville & Davidson Cnty., TN IDB RB, Donelson Christian Academy,
   Series 2003, 1.60%(1)                                                  3,415,000        3,415,000
Nashville & Davidson Cnty., TN IDB RB, Second Harvest Food Bank
   Project, Series 2002, 1.62%(1)                                         1,000,000        1,000,000
Nashville & Davidson Cnty., TN IDV RRB, Trevecca Nazarene Project,
   Series 2003, 1.53%(1)                                                  3,450,000        3,450,000

                        CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
TENNESSEE Continued
Nashville & Davidson Cnty., TN RB, Belmont University Project,
   Series 2005, 1.50%(1)                                                $11,975,000   $   11,975,000
Nashville & Davidson Cnty., TN RB, Fisk University Project,
   Series 2000, 1.61%(1)                                                  5,035,000        5,035,000
Nashville & Davidson Cnty., TN RB, Nashville Christian School
   Project, 1.57%(1)                                                      1,805,000        1,805,000
Nashville & Davidson Cnty., TN RRB, Belmont University Project,
   Series 1997, 1.53%(1)                                                 10,300,000       10,300,000
Shelby Cnty., TN HE&HFB MH RRB, Wynride III Apts. Project,
   Series 2005, 2.05%(1)                                                  4,760,000        4,760,000
Shelby Cnty., TN HE&HFB RB, Kings Daughter & Sons Project, 1.61%(1)       7,845,000        7,845,000
Springfield, TN H&EFA Hospital RB, Northcrest Medical Center-A,
   1.61%(1)                                                               5,000,000        5,000,000
Springfield, TN IDB RB, Nashville Wire Products Manufacturing,
   Series 1994, 1.75%(1)                                                    600,000          600,000
Springfield, TN IDB RRB, The Kroger Co., Series 2004, 1.65%(1)            4,500,000        4,500,000
Sullivan Cnty., TN HE&HFB RRB, Wellmont Health Systems Project,
   Series 2005, 1.50%(1)                                                  5,700,000        5,700,000
Sumner Cnty., TN HE&HFB RB, Sumner Academy Project,
   Series 1998, 1.95%(1)                                                    350,000          350,000
                                                                                      --------------
                                                                                         117,525,000
TEXAS--16.8%
Aledo, TX ISD School Building GOUN, 3.75%(1)                              4,900,000        4,900,000
Arlington, TX ISD School Building REF GOUN, Series 1999, 5%, 7/1/08       6,965,000        7,103,458
Austin, TX HFC MH RRB, Stassney Woods Apts., Series 2004A, 1.55%(1)       1,100,000        1,100,000
Austin, TX Water & Wastewater System RRB, P-Floats Series PZ-157,
   1.58%(1, 2)                                                            8,450,000        8,450,000
Beaumont, TX GOUN, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-615, 1.58%(1, 2)                                       6,690,000        6,690,000
Bexar Cnty., TX HFDC Health Care RB, El Centro del Barrio,
   Series 2007A, 1.62%(1)                                                14,755,000       14,755,000
Bexar Cnty., TX HFDC Health Care RB, El Centro del Barrio,
   Series 2007B, 1.62%(1)                                                 2,000,000        2,000,000
Birdville, TX ISD REF GOUN, 5%, 2/15/09                                   1,600,000        1,627,857
Brazos River, TX Harbor Navigation District RB, BASF Corp. Project,
   2.10%(1)                                                                 500,000          500,000
Brazos, TX IDV Corp. RRB, BASF Corp. Project, 2.10%(1)                    4,400,000        4,400,000
Brownsville, TX Utility System RRB, PTTR, Series 1132, 1.63%(1)           7,370,000        7,370,000
Cameron Cnty., TX GOLB, PTTR, Series 1028, 1.63%(1, 2)                    5,595,000        5,595,000
Carrollton-Farmers Branch, TX ISD GOUN, Series 2006, 4.25%, 2/15/09       2,280,000        2,312,642
Carrollton-Farmers Branch, TX ISD School Building GOUN,
   Series 2004, 5%, 2/15/09                                               2,160,000        2,199,829
Clear Creek, TX ISD REF GOUN, PTTR, Series 2746, 1.63%(1, 2)              3,555,000        3,555,000

                        CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
TEXAS Continued
Conroe, TX ISD GOUN, PTTR, Series 2487, 1.63%(1, 2)                     $ 2,250,000   $   2,250,000
Corpus Christi, TX REF GOLB, 5%, 3/1/09                                   2,000,000       2,039,483
Cypress-Fairbanks, TX ISD REF GOUN, MERLOTS Series 2008 D155,
   1.61%(1, 2)                                                            6,000,000       6,000,000
Cypress-Fairbanks, TX ISD REF GOUN, Series 2005, 5%, 8/15/08(3)           2,385,000       2,393,665
Dallam Cnty., TX IDV Corp. ED RB, Rick & Janice Van Ryn Project,
   Series 2007, 1.75%(1)                                                  2,600,000       2,600,000
Dallam Cnty., TX IDV Corp. RB, Consolidated Dairy Management LLC
   Project, 1.75%(1)                                                      2,100,000       2,100,000
Del Valle, TX ISD GOUN, PTTR, Series 1946, 1.63%(1, 2)                    2,995,000       2,995,000
Denton, TX ISD GOUN, PTTR, Series 2603, 1.63%(1, 2)                       3,700,000       3,700,000
Fort Bend Cnty., TX GOLB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-556, 1.58%(1, 2)                                      1,120,000       1,120,000
Fort Bend, TX ISD REF GOUN, Wells Fargo Stage
   Trust-Series 2008-25C, 1.58%(1, 2)                                     9,905,000       9,905,000
Fort Bend, TX ISD School Building GOUN, Series 2000, 7%, 8/15/08            500,000         503,146
Fort Worth, TX ISD Unlimited Tax Refund & Improvement GOUN,
   Series 2008, 4%, 2/15/09                                               2,015,000       2,038,480
Fort Worth, TX ISD Unlimited Tax Refund & Improvement REF GOUN,
   Series 1999, 5%, 7/1/08                                                1,355,000       1,382,968
Frisco, TX ISD GOUN, PTTR, Series 2687, 1.63%(1, 2)                       5,780,000       5,780,000
Harris Cnty., TX HFDC Hospital RRB, Baylor College of Medicine,
   Series A, 1.50%(1)                                                     6,400,000       6,400,000
Houston, TX GOLB, SPEARS Deutsche Bank/Lifers Trust-Series DB-611,
   1.58%(1, 2)                                                            4,160,000       4,160,000
Houston, TX ISD GOUN, PTTR, Series 1189, 1.63%(1, 2)                      1,495,000       1,495,000
Houston, TX ISD REF GOUN, PTTR, Series 2802, 1.63%(1, 2)                  7,775,000       7,775,000
Houston, TX ISD Schoolhouse REF GOLB, Series 1999A, 5%, 7/1/08            1,500,000       1,527,660
Houston, TX Utility System RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-551, 1.58%(1, 2)                                      4,570,000       4,570,000
Houston, TX Utility System RRB, PTTR, Series 2502, 1.63%(1, 2)            2,330,000       2,330,000
Houston, TX WSS RRB, Reset Option Certificates II-R Trust-Series 787,
   1.61%(1, 2)                                                            3,635,000       3,635,000
Humble, TX ISD GOUN, School Building, Series 2003, 1.60%(1)               1,515,000       1,515,000
Huntsville, TX ISD REF GOUN, 5%, 2/15/09                                  1,050,000       1,069,317
Hurst Euless Bedford, TX ISD School Building REF GOUN, Series
   1998, 4.90%, 7/1/08                                                      980,000         983,393
Hutto, TX ISD GOUN, UBS Municipal Custodial Residual & Variable
   Securities, Series 1001, 1.61%(1, 2)                                   1,000,000       1,000,000
Katy, TX ISD GOUN, PTTR, Series 2942, 1.63%(1, 2)                         3,000,000       3,000,000
Keller, TX ISD GOUN, PTTR, Series 2616, 1.63%(1, 2)                       3,550,000       3,550,000
Killeen, TX ISD REF GOUN, Series 2005, 3%, 2/15/09                          500,000         502,540
Klein, TX ISD Schoolhouse GOUN, Series 2007, 5.50%, 8/1/08                2,300,000       2,305,378

                        CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
TEXAS Continued
Lake Travis, TX ISD REF GOUN, Series 2008, 3.50%, 2/15/09               $    30,000   $      30,091
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 1999, 5.10%,
   2/15/09                                                                1,000,000       1,021,320
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004, 3.75%,
   12/15/08 (3)                                                          10,905,000      10,905,000
Lamar, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers Trust-Series
   DB-512, 1.58%(1, 2)                                                    6,500,000       6,500,000
Leander, TX ISD REF GOUN, ETET Series 2008-0001, 1.53%(1, 2)              3,395,000       3,395,000
Leander, TX ISD REF GOUN, MERLOTS Series D195, 1.61%(1, 2)                7,205,000       7,205,000
Lovejoy, TX GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-514,
   1.58%(1, 2)                                                            3,275,000       3,275,000
Mansfield, TX ISD School Building GOUN, Series 1996, 1.60%(1)             2,065,000       2,065,000
Mesquite, TX ISD GOUN, 3.65%(1)                                           2,000,000       2,014,047
Northeast TX ISD GOUN, Dexia Credit Local Certificates
   Trust-Series 2008-002, 1.60%(1, 2)                                     5,745,000       5,745,000
Northeast TX ISD GOUN, P-Floats Series PT-3957, 1.65%(1, 2)              17,280,000      17,280,000
Northside, TX ISD GORB, Series 2006A, 3.75%, 8/1/08(3)                    5,000,000       5,000,000
Northside, TX ISD GOUN, PTTR, Series 2918Z, 1.63%(1, 2)                   3,560,000       3,560,000
Northside, TX ISD REF GOUN, MERLOTS Series 2008 D90, 1.61%(1, 2)          4,100,000       4,100,000
Northwest TX ISD GOUN, Reset Option Certificates I I-R
   Trust-Series 11220, 1.55%(1, 2)                                        3,590,000       3,590,000
Nueces River Authority, TX Water Supply RRB, PTTR, Series 1412,
   1.63%(1, 2)                                                              940,000         940,000
Panhandle, TX ISD GOUN, PTTR, Series 2073, 1.63%(1, 2)                    2,000,000       2,000,000
Raymondville, TX ISD School Building GOUN, Series 1999, 5.20%, 7/1/08       190,000         193,508
Red River, TX Educational FAU RB, Parish Day School Project, Series
   A, 1.60%(1)                                                            6,255,000       6,255,000
Red River, TX Educational FAU RB, Parish Episcopal School Project,
   1.60%(1)                                                               4,885,000       4,885,000
Richardson, TX ISD GOUN, 3.25%, 2/15/09                                     450,000         452,758
San Antonio, TX Electric & Gas RRB, Series A, 5%, 7/1/08                    585,000         602,334
San Antonio, TX Electric & Gas System RB, PTTR, Series 2503,
   1.60%(1, 2)                                                            3,700,000       3,700,000
San Antonio, TX Electric & Gas System RRB, Series 1998A, 5.25%,
   7/1/08                                                                 3,510,000       3,615,318
San Antonio, TX Electric & Gas System RB, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-602, 1.58%(1, 2)                                       8,370,000       8,370,000
San Antonio, TX Water RB, SGMSTR, Series SGC-38, Cl. A, 1.58%(1, 2)      13,085,000      13,085,000
Southmost College, TX District GOLB, Eclipse Funding Trust Solar
Eclipse Certificates-Series 2006-0061, 1.55%(1)                          10,760,000      10,760,000
Southwest TX ISD GOUN, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-569, 1.58%(1, 2)                                       1,700,000       1,700,000
Spring Branch, TX ISD GOLB, Reset Option Certificates II-R
   Trust-Series 9211, 1.55%(1, 2)                                         3,760,000       3,760,000
Spring, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers
   Trust-Series DB-603, 1.58%(1, 2)                                       3,830,000       3,830,000
Spring, TX ISD Schoolhouse GOUN, Series 2005-A, 3.72%, 8/15/08(3)         1,000,000       1,000,066

                        CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
TEXAS Continued
Texas State University System RRB, Austin Trust Certificates-Series
   2008-3023, 1.60%(1, 2)                                               $ 5,605,000   $   5,605,000
TX Dept. of Hsg. & Community Affairs MH RB, MERLOTS Series C41,
   1.96%(1, 2)                                                            8,000,000       8,000,000
TX ISD GOUN, Wells Fargo Stage Trust-Series 2008-19C, 1.58%(1, 2)        14,555,000      14,555,000
TX PFAU REF GOUN, Series 2003, 5%, 10/1/08                                  500,000         503,848
TX PFAU REF GOUN, Series C, 6%, 10/1/08                                   1,500,000       1,513,954
TX RANs & TANs, Series 2007, 4.50%, 8/28/08                              50,500,000      50,586,230
TX REF GOUN, Series 92A, 6%, 10/1/08                                      1,000,000       1,010,431
TX RRB, Municipal Trust Securities, Series 08-0025, 1.55%(1, 2)           5,110,000       5,110,000
TX RRB, Municipal Trust Securities, Series 08-0026, 1.55%(1, 2)           5,395,000       5,395,000
TX Transportation Commission Mobility Fund GOUN, 5%, 4/1/09               1,400,000       1,430,475
TX Transportation Commission Mobility Fund GOUN, PTTR,
   Series 2481, 1.60%(1, 2)                                               2,190,000       2,190,000
TX Transportation Commission Mobility Fund GOUN, PTTR,
   Series 2510, 1.60%(1, 2)                                               3,800,000       3,800,000
TX Transportation Commission Mobility Fund GOUN, PTTR,
   Series 2615, 1.60%(1, 2)                                               2,800,000       2,800,000
University of Texas RRB, Austin Trust Certificates-Series 2007-193,
   1.60%(1, 2)                                                            5,000,000       5,000,000
University of Texas RRB, PTTR, Series 2775, 1.60%(1, 2)                   5,105,000       5,105,000
University of Texas System Board of Regents Revenue Financing System
   RB, Series 2006B, 4%, 8/15/08                                          1,000,000       1,002,661
University of Texas System Board of Regents Revenue Financing System
   RRB, Series 1998D, 5.125%, 7/1/08                                      5,270,000       5,291,223
                                                                                      -------------
                                                                                        422,918,080
UTAH--1.5%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC
   Project, Series 2003A, 1.90%(1)                                       10,985,000      10,985,000
Intermountain Power Agency, UT Power Supply RRB, Series 2003A, 5%,
   7/1/08                                                                 1,000,000       1,000,000
Riverdale, UT RA Tax Increment RB, 1.65%(1)                                 820,000         820,000
St. George, UT Electric RB, PTTR, Series 2717, 1.63%(1, 2)                5,405,000       5,405,000
UT Transit Authority RB, Wells Fargo Stage Trust-Series 2008-17C,
   1.58%(1, 2)                                                           19,930,000      19,930,000
Weber Cnty., UT Industrial RB, Enable Industries, Inc., Series 2003,
   1.65%(1)                                                                 810,000         810,000
                                                                                      -------------
                                                                                         38,950,000
VIRGINIA--1.6%
Alexandria, VA IDAU Headquarters Facilities RB, American Society
   Clinical Oncology, Series B, 1.60%(1)                                 10,000,000      10,000,000
Chesapeake Bay, VA Bridge & Tunnel District RRB, Series A, 1.61%(1)       6,250,000       6,250,000
Chesterfield Cnty., VA Health Center Community Residential Care
   Facility RB, Lucy Corr Village, Series 2008B, 1.61%(1)                 3,150,000       3,150,000

                        CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
VIRGINIA Continued
Fairfax Cnty., VA IDAU RB, Inova Health System, Series 2008B-1,
   1.60%, 11/15/08(3)                                                   $ 4,950,000   $    4,950,000
Fairfax Cnty., VA IDAU RB, Series 2008C-4, 1.60%, 10/15/08(3)             3,000,000        3,000,000
Henrico Cnty., VA EDAU Residential Care Facilities RB, Westminster
   Canterbury, 1.61%(1)                                                   3,200,000        3,200,000
Henrico Cnty., VA Municipal Trust Securities, Series 2041, 1.61%(1, 2)    4,450,000        4,450,000
Lewistown, VA Commerce Center CDAU SPTX Bonds, MSTFC
   Series 2006-2115, 1.61%(1, 2)                                          4,000,000        4,000,000
Norfolk, VA RED & HAU MH RRB, Archers Green LP, 1.98%(1)                  1,890,000        1,890,000
VA Small Business FAU IDV RB, McElroy Metal Project, 1.85%(1)               370,000          370,000
                                                                                      --------------
                                                                                          41,260,000

WASHINGTON--1.3%
Central Puget Sound, WA RTA Sales & Use Tax RB, PTTR,
   Series 2625Z, 1.63%(1)                                                 1,675,000        1,675,000
King Cnty., WA HAU RB, Summerfield Apts. Project,
   Series 2005, 1.82%(1)                                                  1,845,000        1,845,000
Port Bellingham, WA IDV Corp. RB, FPE Renewables LLC Project,
   Series 2005, 1.65%(1)                                                    705,000          705,000
Port Seattle, WA RRB, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0063, 1.56%(1, 2)                            14,000,000       14,000,000
WA EDFAU RRB, Benaroya Research Institute at Virginia Mason,
   Series 2006C, 1.60%(1)                                                   880,000          880,000
WA GOUN, PTTR, Series 2650Z, 1.63%(1, 2)                                  1,000,000        1,000,000
WA GOUN, PTTR, Series 593A, 1.63%(1, 2)                                   1,000,000        1,000,000
WA GOUN, Reset Option Certificates II-R Trust-Series
   11298, 1.60%(1, 2)                                                     1,830,000        1,830,000
WA HCF Authority RRB, Virginia Mason Medical Center,
   Series 1997A, 6%, 8/15/08                                              1,000,000        1,002,751
WA HCF Authority RRB, Highline Medical Center, 1.55%(1)                   3,000,000        3,000,000
WA REF GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DB-388,
   1.57%(1, 2)                                                            5,630,000        5,630,000
                                                                                      --------------
                                                                                          32,567,751

WEST VIRGINIA--0.7%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A, 1.65%(1)        4,500,000        4,500,000
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B, 1.65%(1)        6,850,000        6,850,000
Marmet, WV CD RRB, The Kroger Co., Series 2004, 1.65%(1)                  3,100,000        3,100,000
WV EDAU IDAU RB, Rubberlite, Inc. Project, Series 1999, 2.55%(1)          2,200,000        2,200,000
                                                                                      --------------
                                                                                          16,650,000

WISCONSIN--2.8%
Beaver Dam, WI IDV RB, Apache Stainless Equipment Corp.,
Series 1999A, 3.05%(1)                                                      395,000          395,000
Brokaw, WI Sewer & SW RB, Wasau Paper Mills Co. Project, 1.80%(1)         9,500,000        9,500,000
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994, 1.90%(1)        2,000,000        2,000,000

                        CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
WISCONSIN Continued
Kiel, WI IDV RB, Polar Ware Co. Project, Series 2007, 2.13%(1)          $ 1,325,000   $    1,325,000
Kimberly, WI Development RB, Fox Cities YMCA Project,
   Series 2002, 2.30%(1)                                                  1,400,000        1,400,000
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series 2005, 1.75%(1)       1,940,000        1,940,000
La Crosse, WI IDV RB, GGP, Inc. Project, Series 2007A, 1.75%(1)           2,050,000        2,050,000
Milwaukee, WI IDV RB, Goodwill Industries, 1.55%(1)                       3,615,000        3,615,000
Milwaukee, WI IDV RB, R&B Wagner Project, 2.55%(1)                        1,060,000        1,060,000
New Glarus, WI IDV RB, New Glarus Project, 2.03%(1)                       1,415,000        1,415,000
Onalaska, WI IDV RB, Empire Screen Printing Project,
   Series 2006, 2.13%(1)                                                    940,000          940,000
Plymouth, WI IDV RB, Plymouth Foam, Inc. Project, 2.13%(1)                1,000,000        1,000,000
West Bend, WI IDV RB, Jackson Concrete, Inc. Project, 2.13%(1)            1,400,000        1,400,000
WI H&EFA RB, Community Care, Inc., Series 2005, 1.62%(1)                  4,250,000        4,250,000
WI H&EFA RB, Group Health Cooperative of South Central Wisconsin,
   1.62%(1)                                                               3,600,000        3,600,000
WI H&EFA RB, Ripon College, Series 2006, 1.62%(1)                        23,165,000       23,165,000
WI H&EFA RB, St. Camillus Health Center, Series 2005, 1.65%(1)            2,460,000        2,460,000
WI H&EFA RRB, St. Camillus Health Care Center, Series 2003, 1.70%(1)        820,000          820,000
WI Public Power, Inc. PPSS RRB, PTTR, Series 2872, 1.63%(1, 2)            8,700,000        8,700,000
                                                                                      --------------
                                                                                          71,035,000

WYOMING--0.1%
Campbell Cnty., WY IDV RRB, Powder Basin Properties Project,
   Series 1996, 1.80%(1)                                                  3,505,000        3,505,000

DISTRICT OF COLUMBIA--0.7%
District of Columbia HFA Single Family RRB, 2.57%, 7/25/08(3)             5,000,000        5,000,000
District of Columbia RB, National Museum Women Arts, 1.57%(1)             1,275,000        1,275,000
District of Columbia RB, Resources for the Future, Inc., 1.57%(1)         4,810,000        4,810,000
District of Columbia University RB, American University, Series 2003,
   1.55%(1)                                                               7,400,000        7,400,000
                                                                                      --------------
                                                                                          18,485,000

U.S. POSSESSIONS--0.1%
Puerto Rico CMWLTH HTAU RRB, Reset Option Certificates II-R
   Trust-Series 10327CE, 1.58%(1, 2)                                      2,800,000        2,800,000
Puerto Rico Sales Tax Finance Corp. RRB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-627A, 1.55%(1, 2)                                       800,000          800,000
                                                                                      --------------
                                                                                           3,600,000

                        CENTENNIAL TAX EXEMPT TRUST

                                                                         PRINCIPAL
                                                                           AMOUNT          VALUE
                                                                        -----------   --------------
OTHER SECURITIES--3.2%
Freddie Mac, Multifamily Certificates, Series M010, 2.55%(1)            $45,289,604   $   45,289,604
P-Floats Series PT-4314, 1.56%(1, 2)                                     21,460,000       21,460,000
P-Floats Series PZ-270, 1.57%(1, 2)                                       6,275,000        6,275,000
PAUNYNJ RRB, PTTR, Series 2929Z, 1.58%(1, 2)                              4,995,000        4,995,000
PAUNYNJ RRB, PTTR, Series 2945, 1.78%(1, 2)                               2,500,000        2,500,000
                                                                                      --------------
                                                                                          80,519,604
                                                                                      --------------
Total Short-Term Tax-Exempt Obligations (Cost $2,534,755,952)                          2,534,755,952
TOTAL INVESTMENTS, AT VALUE (COST $ 2,534,755,952)                            100.8%   2,534,755,952
LIABILITIES IN EXCESS OF OTHER ASSETS                                          (0.8)     (19,797,552)
                                                                        -----------   --------------
NET ASSETS                                                                    100.0%  $2,514,958,400
                                                                        ===========   ==============

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AA         Airport Authority
AAC        Aid Anticipation Certificates
BANs       Bond Anticipation Nts.
BOE        Board of Education
CD         Commercial Development
CDAU       Community Development Authority
CDD        Community Development District
CMWLTH     Commonwealth
COP        Certificates of Participation
DA         Dormitory Authority
DAU        Development Authority
DFA        Development Finance Authority
ECFA       Educational and Cultural Facilities Authority
ED         Economic Development
EDAU       Economic Development Authority
EDC        Economic Devel. Corp.
EDFAU      Economic Development Finance Authority
EDLFA      Educational Facilities Authority
ETET       Eagle Tax-Exempt Trust
EU         Electric Utilities
FA         Facilities Authority
FAU        Finance Authority
GOB        General Obligation Bonds
GOLB       General Obligation Ltd. Bonds
GORB       General Obligation Refunding Bonds
GOUN       General Obligation Unlimited Nts.
H&EFA      Health and Educational Facilities Authority
H&EFB      Health and Educational Facilities Board
HA         Hospital Authority
HAU        Housing Authority
HCF        Health Care Facilities
HE&HFA     Higher Education and Health Facilities Authority
HE&HFB     Health Educational and Housing Facility Board
HEFA       Higher Education Facilities Authority
HEFAU      Higher Educational Facilities Authority
HF         Health Facilities
HFA        Housing Finance Agency
HFB        Housing Facilities Board
HFAU       Health Facilities Authority
HFC        Housing Finance Corp.
HFDC       Health Facilities Devel. Corp.
HFFAU      Health Facilities Finance Authority
HOFA       Hospital Finance Agency/Authority
HTAU       Highway & Transportation Authority
IDA        Industrial Devel. Agency
IDAU       Industrial Development Authority
IDB        Industrial Development Board
IDC        Industrial Devel. Corp.
IDV        Industrial Development
IFA        Interim Finance Authority
ISD        Independent School District
MERLOTS    Municipal Exempt Receipts Liquidity Option Tender
MH         Multifamily Housing

                        CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

MSTFC      Morgan Stanley & Co., Inc. Trust Floater Certificates
MTAU       Metropolitan Transportation Authority
MWFAU      Municipal Water Finance Authority
NYC        New York City
NYS        New York State
P-Floats   Puttable Floating Option Tax Exempt Receipts
PAUNYNJ    Port Authority of New York & New Jersey
PC         Pollution Control
PCFAU      Pollution Control Finance Authority
PFAU       Public Finance Authority
PFFAU      Public Facilities Finance Authority
POAU       Port Authority
PP         Professionals PRN, Inc.
PPSS       Public Power Supply System
PTTR       Puttable Tax Exempt Receipts
RA         Redevelopment Agency/Authority
RANs       Revenue Anticipation Nts.
RB         Revenue Bonds
RED        Redevelopment
REF        Refunding
RRB        Revenue Refunding Bonds
RTA        Regional Transportation Authority/Agency
SCDAU      Statewide Communities Development Authority
SDI        School District
SFM        Single Family Mtg.
SGMSTR     Societe Generale, NY Branch Municipal
           Security Trust Receipts
SPAST      Special Assessment
SPEARS     Short Puttable Exempt Adustable Receipts
SPO        Special Obligations
SPTX       Special Tax
SW         Solid Waste
SWD        Solid Waste Disposal
TANs       Tax Anticipation Nts.
TBTAU      Triborough Bridge & Tunnel Authority
TFA        Transitional Finance Authority
TS         Tobacco Settlement
TUAU       Turnpike Authority
TXAL       Tax Allocation
UDC        Urban Devel. Corp.
USD        Unified School District
WS         Water System
WSS        Water & Sewer System
YMCA       Young Men's Christian Assoc.

(1.) Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June
     30, 2008. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,009,671,000 or 40.15% of the
     Trust's net assets as of June 30, 2008.

(3.) Put obligation redeemable at full principal value on the date reported.

(4.) Illiquid security. The aggregate value of illiquid securities as of June
     30, 2008 was $11,560,000, which represents 0.46% of the Trust's net assets.
     See Note 4 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES June 30, 2008

ASSETS
Investments, at value (cost $2,534,755,952)--see accompanying
   statement of investments                                      $ 2,534,755,952
Receivables and other assets:
Interest                                                              11,325,322
Investments sold on a when-issued or delayed delivery basis            8,000,000
Shares of beneficial interest sold                                        18,283
Other                                                                    143,254
                                                                 ---------------
Total assets                                                       2,554,242,811

LIABILITIES
Bank overdraft                                                        35,359,042
Payables and other liabilities:
Investments purchased                                                  2,858,024
Dividends                                                                654,784
Distribution and service plan fees                                       129,225
Shareholder communications                                                95,686
Shares of beneficial interest redeemed                                    53,183
Transfer and shareholder servicing agent fees                             35,221
Trustees'compensation                                                     10,066
Other                                                                     89,180
                                                                 ---------------
Total liabilities                                                     39,284,411

NET ASSETS                                                       $ 2,514,958,400
                                                                 ===============

COMPOSITION OF NET ASSETS
Paid-in capital                                                  $ 2,514,766,534
Accumulated net investment loss                                          (27,138)
Accumulated net realized gain on investments                             219,004
                                                                 ---------------
NET ASSETS--applicable to 2,514,795,582 shares of
   beneficial interest outstanding                               $ 2,514,958,400
                                                                 ===============

NET ASSET VALUE, REDEMPTION PRICE PER SHARE
   AND OFFERING PRICE PER SHARE                                            $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF OPERATIONS For the Year Ended June 30, 2008

INVESTMENT INCOME
Interest                                                         $    60,754,641

EXPENSES
Management fees                                                        8,423,806
Service plan fees                                                      4,082,387
Transfer and shareholder servicing agent fees                            464,622
Shareholder communications                                               141,299
Custodian fees and expenses                                               37,698
Trustees' compensation                                                    14,775
Administration service fees                                                1,500
Other                                                                    259,328
                                                                 ---------------
Total expenses                                                        13,425,415
Less reduction to custodian expenses                                        (870)
                                                                 ---------------
Net expenses                                                          13,424,545

NET INVESTMENT INCOME                                                 47,330,096

NET REALIZED GAIN ON INVESTMENTS                                         226,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $    47,556,729
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        CENTENNIAL TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JUNE 30,                                   2008             2007
---------------------------------------------    --------------   --------------
OPERATIONS
Net investment income                            $   47,330,096   $   53,632,623
Net realized gain                                       226,633          342,169
                                                 --------------   --------------
Net increase in net assets resulting from
   operations                                        47,556,729       53,974,792

DIVIDENDS AND/OR DISTRIBUTIONS
   TO SHAREHOLDERS
Dividends from net investment income                (47,357,234)     (53,632,623)
Distributions from net realized gain                   (336,019)        (281,265)

BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets
   resulting from beneficial
   interest transactions                            814,218,151       (9,550,358)

NET ASSETS
Total increase (decrease)                           814,081,627       (9,489,454)
Beginning of period                               1,700,876,773    1,710,366,227
                                                 --------------   --------------
End of period (including accumulated net
   investment loss of $27,138 for the
   year ended June 30, 2008)                     $2,514,958,400   $1,700,876,773
                                                 ==============   ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS

YEAR ENDED JUNE 30,                                2008         2007      2006      2005      2004
-------------------                               ------       ------    ------    ------    ------
PER SHARE OPERATING DATA
Net asset value, beginning of period              $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00
Income from investment operations--net
   investment income and net realized gain           .02(1)       .03(1)    .02(1)    .01(1)     --(2)
Dividends and/or distributions to shareholders:
Dividends from net investment income                (.02)        (.03)     (.02)     (.01)       --(2)
Distributions from net realized gain                  --(2)        --(2)     --        --        --
Total dividends and/or distributions to
   shareholders                                     (.02)        (.03)     (.02)     (.01)       --(2)
                                                  ------       ------    ------    ------    ------
Net asset value, end of period                    $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                                  ======       ======    ======    ======    ======
TOTAL RETURN(3)                                     2.44%        3.09%     2.44%     1.21%     0.35%
                                                  ======       ======    ======    ======    ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $2,515       $1,701    $1,710    $1,701    $1,778
Average net assets (in millions)                  $2,040       $1,764    $1,701    $1,797    $1,851
Ratios to average net assets:(4)
Net investment income                               2.32%        3.04%     2.40%     1.20%     0.35%
Total expenses                                      0.66%        0.67%     0.68%     0.67%     0.67%
Expenses after payments, waivers and/or
   reimbursements and reduction to custodian
   expenses                                         0.66%        0.67%     0.68%     0.65%     0.67%

(1.) Per share amounts calculated based on the average shares outstanding during the period.

(2.) Less than $0.005 per share.

(3.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

(4.) Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the "Trust") is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment adviser is Centennial
Asset Management Corporation (the "Manager"), a subsidiary of OppenheimerFunds,
Inc. ("OFI").

     The following is a summary of significant accounting policies consistently followed by the Trust.

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading.
Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the
Trust's Board of Trustees.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Trust may purchase securities on a "when-issued" basis, and may purchase or sell securities on a
"delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. When the Trust engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Trust to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Trust had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                    WHEN-ISSUED
                    OR DELAYED
                  DELIVERY BASIS
                   TRANSACTIONS
                  --------------
Sold securities     $8,000,000

                        CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Trust intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders.
Therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET    UNDISTRIBUTED     ACCUMULATED LOSS
INVESTMENT INCOME   LONG-TERM GAINS   CARRYFORWARD(1,2)
-----------------   ---------------   -----------------
    $835,690            $48,355              $--

(1.) During the fiscal year ended June 30, 2008, the Trust did not utilize any capital loss carryforwards.

(2.) During the fiscal year ended June 30, 2007, the Trust did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2008 and
June 30, 2007 was as follows:

                              YEAR ENDED      YEAR ENDED
                            JUNE 30, 2008   JUNE 30, 2007
                            -------------   -------------
Distributions paid from:
Ordinary income              $    39,532     $        --
Exempt-interest dividends     47,357,234      53,632,623
Long-term capital gain           296,487         281,265
                             -----------     -----------
Total                        $47,693,253     $53,913,888
                             ===========     ===========

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets

                         CENTENNIAL TAX EXEMPT TRUST

are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until
distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and
distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date.
Income distributions, if any, are declared daily and paid monthly.
Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of
Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of
Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited
indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                   CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Continued

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED JUNE 30, 2008             YEAR ENDED JUNE 30, 2007
                           --------------------------------   -----------------------------------
                               SHARES            AMOUNT           SHARES             AMOUNT
                           --------------   ---------------   --------------    -----------------
Sold                        7,247,964,441   $ 7,247,964,441    5,228,156,425    $   5,228,156,425
Dividends and/or
distributions reinvested       47,100,245        47,100,245       53,788,375           53,788,375
Redeemed                   (6,480,846,535)   (6,480,846,535)  (5,291,495,158)      (5,291,495,158)
                           --------------   ---------------   --------------    -----------------
Net increase (decrease)       814,218,151       814,218,151       (9,550,358)   $      (9,550,358)
                           ==============   ===============   ==============    =================

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

FEE SCHEDULE
------------------
Up to $250 million    0.500%
Next $250 million     0.475
Next $250 million     0.450
Next $250 million     0.425
Next $250 million     0.400
Next $250 million     0.375
Next $500 million     0.350
Next $2 billion       0.325

ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of
$1,500 per year for preparing and filing the Trust's tax returns.

TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee. For the year ended June 30, 2008, the
Trust paid $469,711 to SSI for services to the Trust.

SERVICE PLAN (12B-1) FEES. The Trust has adopted a Service Plan (the
"Plan"). It reimburses Centennial Asset Management Corporation (the
"Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to
0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Under the investment advisory agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by
$100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0.

                   CENTENNIAL TAX EXEMPT TRUST

     SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the
Trust. This undertaking may be amended or withdrawn at any time.

4. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

5. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB")
issued Statement of Financial Accounting Standards ("SFAS") No. 157,
FAIR VALUE MEASUREMENTS. This standard establishes a single
authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

     In March 2008, FASB issued SFAS No. 161, DISCLOSURES ABOUT
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Trust uses derivative instruments, how these activities are accounted for, and their effect on the Trust's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the
Trust's financial statements and related disclosures.

                   CENTENNIAL TAX EXEMPT TRUST

               Appendix A

    Description of Securities Ratings

Below is a description of the two highest rating  categories for Short Term Debt
and  Long   Term   Debt  by  the   "Nationally-Recognized   Statistical   Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings  descriptions  are based on information  supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.
("Moody's")

The following  rating  designations  for commercial paper (defined by Moody's as promissory  obligations not having original  maturity in excess of nine months), are  judged by  Moody's  to be  investment  grade,  and  indicate  the  relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well-established industries;  (b)  high  rates of  return  on funds  employed;  (c)  conservative capitalization  structure  with  moderate  reliance  on  debt  and  ample  asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash  generation;  and (e)  well-established  access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics  cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics,  while  still  appropriate,  may be more  affected  by external conditions. Ample alternate liquidity is maintained.

     Moody's  ratings  for  state  and  municipal  short-term   obligations  are
designated  "Moody's  Investment  Grade"  ("MIG").  Short-term  notes which have demand features may also be designated as "VMIG." These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent protection is afforded by established  cash flows,  highly reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of protection  are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies,
Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for  commercial  paper (defined by
Standard  and Poor's as debt  having an  original  maturity  of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial  commitment on the obligation is strong.  Within this category,  a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations  in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:

SP-1:  Strong  capacity to pay principal and  interest.  An issue  determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all  municipal  debt issues that have a demand or double  feature as part of their  provisions.  The first rating addresses the  likelihood of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term  demand debt,
Standard  and Poor's note  rating  symbols  are used with the  commercial  paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch  assigns the following  short-term  ratings to debt  obligations  that are payable on demand or have  original  maturities  of generally up to three years, including  commercial  paper,  certificates of deposit,  medium-term  notes, and municipal and investment notes:

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited
("DBRS")
-----------------------------------------

R-1:  Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates  an entity  which  possesses  unquestioned  ability  to repay  current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions,  conservative debt levels and profitability which is both stable and above  average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound  industry  segments  with proven track records,  sustainable  positive  future  results and no  substantial  qualifying
negative   factors.   Given  the  extremely  tough  definition  which  DBRS  has established for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve),  entities rated "R-1
(middle)" are also  considered  strong credits which  typically  exemplify above average strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of satisfactory  credit quality.  The overall strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable as with higher rating categories,  but these  considerations are still
respectable.   Any  qualifying  negative  factors  which  exist  are  considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated "R-2" is of adequate  credit  quality and within the three subset grades (high,  middle,  low),  debt  protection  ranges from having reasonable ability for timely repayment to a level which is considered only just adequate.  The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category,  and the past and future trend may suggest some risk of maintaining  the strength of key ratios in these areas.
Alternative sources of liquidity support are considered  satisfactory;  however, even the  strongest  liquidity  support  will not improve the  commercial  paper rating of the issuer.  The size of the entity may restrict its flexibility,  and its  relative  position in the  industry is not  typically as strong as the "R-1 credit".  Profitability trends, past and future, may be less favorable, earnings not as stable,  and there are often negative  qualifying  factors  present which could also make the entity more  vulnerable to adverse  changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These  ratings  are  relevant  for  securities  purchased  by the  Trust  with a remaining  maturity  of 397 days or less,  or for rating  issuers of  short-term obligations.

Moody's

Bonds (including municipal bonds) are
rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are  generally  referred  to as "gilt  edged."  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

Aa:  Judged to be of high  quality  by all  standards.  Together  with the "Aaa"
group,  they  comprise what are generally  known as high-grade  bonds.  They are rated  lower than the best bonds  because  margins of  protection  may not be as large as with "Aaa"  securities or fluctuation of protective  elements may be of greater  amplitude  or  there  may be  other  elements  present  which  make the long-term risk appear somewhat larger than that of "Aaa" securities.

     Moody's  applies  numerical  modifiers  "1", "2" and "3" in its "Aa" rating classification.  The modifier "1"  indicates  that the  obligation  ranks in the higher  end of its  generic  rating  category;  the  modifier  "2"  indicates  a mid-range ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA:  Bonds  rated  "AAA" have the highest  rating  assigned  by Standard  &
Poor's.  The  obligor's  capacity  to  meet  its  financial  commitment  on  the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest  rated  obligations  only in small degree. A strong capacity to meet its financial  commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     Because bonds rated in the "AAA" and "AA" categories are not  significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+."

-----------------------------------------
Centennial Tax Exempt Trust
-----------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent  Registered Public Accounting

Firm
KPMG LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel

Bell, Boyd & Lloyd, LLC
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, Illinois 60602-4207

PX0160.01.1008

(1). In  accordance  with Rule 12b-1 of the  Investment  Company Act, the term
"Independent  Trustees"  in this  SAI  refers  to those  Trustees  who are not
"interested  persons"  of the Trust and who do not have any direct or indirect financial  interest in the  operation of the plan or any  agreement  under the plan.

                         CENTENNIAL TAX EXEMPT TRUST

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   (i)   Restated   Declaration   of  Trust  dated   September   27,  1985:
Previously filed with Registrant's  Post-Effective Amendment No. 11 (9/27/85),
and refiled with  Registrant's  Post-Effective  Amendment  No. 28  (10/31/94),
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Amendment  to the  Declaration  of Trust dated  January 26,  2001:
Previously   filed  with   Registrant's   Post  Effective   Amendment  No.  38
(10/25/01), and incorporated herein by reference.

      (iii) Amendment No. 2 to the Restated  Declaration of Trust dated August
27, 2002:  Previously filed with Registrant's Post Effective  Amendment No. 39
(10/18/02), and incorporated herein by reference.

(b)   By-Laws,  as amended and restated  through October 24, 2000:  Previously filed with  Registrant's  Post  Effective  Amendment  No. 38  (10/25/01),  and
incorporated herein by reference.

(c)   Specimen Share  Certificate:  Previously  filed with  Registrant's  Post
Effective Amendment No. 38 (10/25/01), and incorporated herein by reference.

(d)   Investment  Advisory  Agreement  dated  February  18,  1992:  Previously filed with  Registrant's  Post-Effective  Amendment No. 25 (11/1/92),  refiled with  Registrant's  Post-Effective  Amendment No. 28  (10/31/94),  pursuant to
Item 102 of Regulation S-T and incorporated herein by reference.

         (e)       (i)   General  Distributor's   Agreement  Centennial  Asset
Management   Corporation  dated  October  13,  1992:   Previously  filed  with
Registrant's  Post  Effective  Amendment  No. 26 (8/30/93),  and  incorporated herein by reference.

         (ii)       Sub-Distributor's   Agreement  between   Centennial  Asset
Management  Corporation and OppenheimerFunds  Distributor,  Inc. dated May 28,
1993:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 26
(8/30/93), and incorporated herein by reference.

          (iii)   Form of Dealer  Agreement  of  Centennial  Asset  Management
Corporation:   Previously  filed  with  Post-Effective  Amendment  No.  23  of
Centennial  Government Trust (Reg. No. 2-75912),  (11/1/94),  and incorporated herein by reference.

(f)   Oppenheimer  Funds  Compensation  Deferral Plan, as Amended and Restated
Effective January 1, 2008: Previously filed with Post-Effective  Amendment No.
18 to the Registration Statement of Oppenheimer  International Bond Fund (Reg.
No. 33-58383), (12/20/07), and incorporated herein by reference.

(g)   (i) Global Custodial  Services Agreement dated July 15, 2003, as amended
July 26, 2007,:  Previously filed with  Post-Effective  Amendment No. 1 to the
Registration  Statement of Oppenheimer  Rochester Arizona Municipal Fund (Reg.
No. 333-132778), 07/26/07, and incorporated herein by reference.

      (ii) Amended and Restated  Foreign Custody  Manager  Agreement dated May
31,  2001,  as amended  July 15,  2003:  Previously  filed with  Pre-effective
Amendment No. 1 to the  Registration  Statement of  Oppenheimer  International
Large-Cap Core Trust (Reg. No. 333-106014),  (8/5/03), and incorporated herein by reference.

(h)   Not applicable.

(i)   (i)         Opinion  and Consent of Counsel  dated  February  23,  1981:
Previously  filed with  Registrant's  Pre-Effective  Amendment No. 1 (3/2/81),
refiled  with  Registrant's   Post-Effective   Amendment  No.  28  (10/31/94),
pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii)  Opinion  of  Neef,  Swanson,  Myer &  Clark,  general  counsel  to
Registrant  issued in the  reorganization  of Registrant  (formerly Daily Cash
Tax Exempt  Fund,  Inc.)  dated  September  27,  1985:  Previously  filed with
Registrant's   Post-Effective   Amendment  No.  13  (1/31/86),   refiled  with
Registrant's  Post-Effective  Amendment No. 28,  (10/31/94),  pursuant to Item
102 of Regulation S-T and incorporated herein by reference.

      (iii)  Opinion of Moye,  Giles,  O'Keefe,  Bermeire  & Gorrell,  special counsel to Registrant  issued in the  reorganization  of Registrant  (formerly
Daily Cash Tax Exempt Fund,  Inc.) dated September 27, 1985:  Previously filed with  Registrant's  Post-Effective  Amendment No. 13  (1/31/86),  refiled with
Registrant's Post-Effective Amendment No.28, (10/31/94),  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (iv)  Opinion of Deloitte  Haskins & Sells issued to  Registrant  in the reorganization  of  Registrant  (formerly  Daily Cash Tax Exempt  Fund,  Inc.)
dated September 27, 1985:  Previously filed with  Registrant's  Post-Effective
Amendment  No.  13  (1/31/86),   refiled  with   Registrant's   Post-Effective
Amendment  No.28,  (10/31/94),  pursuant  to Item  102 of  Regulation  S-T and incorporated herein by reference.

      (v)  Opinion of Deloitte  Haskins & Sells  issued to  Registrant  in the reorganization  of  Registrant  (formerly  Daily Cash Tax Exempt  Fund,  Inc.)
dated September 27, 1985:  Previously filed with  Registrant's  Post-Effective
Amendment  No.  13  (1/31/86),   refiled  with   Registrant's   Post-Effective
Amendment  No.28,  (10/31/94),  pursuant  to Item  102 of  Regulation  S-T and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Not applicable.

(m)   Service Plan and  Agreement  between  Registrant  and  Centennial  Asset
Management  Corporation  under Rule 12b-1 dated  August 24,  1993:  Previously filed with  Registrant's  Post-Effective  Amendment  No. 26,  (08/30/93),  and
incorporated herein by reference.

(n)   Not applicable.

(o)        Powers of Attorney dated August 20, 2008for all Trustees/Directors and Officers:  Previously filed with the Initial Registration Statement of
Oppenheimer Master Event-Linked Bond Fund, LLC(File No. 811-22207), 5/21/08,
and incorporated herein by reference.

      (ii) Power of Attorney for Richard F. Grabish: Previously filed with t
Post-Effective Amendment No. 20 to the Registration Statement of Centennial
California Tax Exempt Trust (Reg. No. 33-3047)1, (8/15/2005), and
incorporated herein by reference.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
August  30,  2007  under Rule  17j-1 of the  Investment  Company  Act of 1940:
Previously  filed  with the  Initial  Registration  Statement  of  Oppenheimer
Portfolio   Series  Fixed  Income   Investor  Fund  (Reg.   No.   333-146105),
(09/14/07), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's
Amended and Restated Declaration of Trust filed as Exhibit 22(a) to this
Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a)   Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and
B hereof and listed in Item 25(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any
time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with Centennial Asset
Management Corporation       Other Business and Connections During the Past Two
                                                    Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Abbuhl,              Vice  President  of   OppenheimerFunds,   Inc.  and
Treasurer                    OppenheimerFunds   Distributor,   Inc.;   Assistant
                             Treasurer of Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                 Senior Vice  President of  OppenheimerFunds,  Inc.,
Vice President               Shareholder    Financial    Services,    Inc.   and
                             Shareholders  Services,  Inc.;  Vice  President  of
                             OppenheimerFunds  Distributor, Inc. and OFI Private
                             Investments Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen,            Vice    President   and   Associate    Counsel   of
Assistant Secretary          OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,           Vice  President and Secretary of  OppenheimerFunds,
Secretary                    Inc.    Secretary   (since   December   2001)   of:
                             OppenheimerFunds  Distributor,   Inc.,  HarbourView
                             Asset  Management  Corporation  (since  June 2003),
                             Oppenheimer    Real   Asset    Management,    Inc.,
                             Shareholder Financial Services,  Inc.,  Shareholder
                             Services,   Inc.,  Trinity  Investment   Management
                             Corporation (since January 2005),  OppenheimerFunds
                             Legacy  Program,   OFI  Private   Investments  Inc.
                             (since  June  2003)  and  OFI  Institutional  Asset
                             Management,   Inc.  (since  June  2003).  Assistant
                             Secretary  of OFI  Trust  Company  (since  December
                             2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,              Senior Vice  President of  OppenheimerFunds,  Inc.,
Vice President               Shareholder    Financial    Services,    Inc.   and
                             Shareholder  Services,   Inc.;  Vice  President  of
                             OppenheimerFunds      Distributor,     Inc.     and
                             OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristi Feinberg,             Assistant  Treasurer  of  Oppenheimer   Acquisition
Assistant Treasurer          Corp.,  OppenheimerFunds,  Inc.,  OFI Trust Company
                             and OFI Institutional  Asset Management;  Treasurer
                             of OFI Private Investments,  Shareholder  Financial
                             Services   ,  Inc.   Shareholder   Services,   Inc,
                             Oppenheimer    Real    Asset    Management,    Inc.
                             HarbourView    Asset    Management    Company   and
                             OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,            Vice   President   and   Assistant   Secretary   of
Assistant Secretary          OppenheimerFunds  Distributor, Inc. and Shareholder
                             Services,  Inc.;  Vice  President,  Deputy  General
                             Counsel     and     Assistant      Secretary     of
                             OppenheimerFunds,   Inc.;  Assistant  Secretary  of
                             OppenheimerFunds  Legacy  Program  and  Shareholder
                             Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott,               President    &   Director    of    OppenheimerFunds
Executive Vice President     Distributor,  Inc.; Executive Vice President of OFI
& Director                   Private Investments Inc. and OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,             Senior   Vice    President   of    OppenheimerFunds
President & Director         Distributor, Inc. and OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyatt,             Vice President of OppenheimerFunds, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,            Senior Vice President and Chief Compliance  Officer
Vice President & Chief       of  OppenheimerFunds,   Inc.;  Vice  President  and
Compliance Officer           Chief   Compliance   Officer  of   OppenheimerFunds

                             Distributor,  Inc. and Shareholder Services,  Inc.;
                             Chief  Compliance   Officer  of  HarbourView  Asset
                             Management  Corporation,   Oppenheimer  Real  Asset
                             Management,  Inc.,  Shareholder Financial Services,
                             Inc.,  Trinity Investment  Management  Corporation,
                             OppenheimerFunds   Legacy   Program,   OFI  Private
                             Investments  Inc.  and OFI  Trust  Company  and OFI
                             Institutional Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol E. Wolf,               Senior Vice  President  of  OppenheimerFunds,  Inc.
Vice President               and of HarbourView  Asset  Management  Corporation;
                             Vice   President   of   OFI   Institutional   Asset
                             Management,  Inc.;  serves  on  the  Board  of  the
                             Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack               Executive  Vice  President  and General  Counsel of
General Counsel,             OppenheimerFunds,   Inc.;   General   Counsel   and
                             Director  of  OppenheimerFunds  Distributor,  Inc.;
                             Senior  Vice  President  and  General   Counsel  of
                             HarbourView  Asset  Management  Corporation and OFI
                             Institutional  Asset Management,  Inc.; Senior Vice
                             President,   General   Counsel   and   Director  of
                             Shareholder Financial Services,  Inc.,  Shareholder
                             Services,   Inc.,  OFI  Private  Investments  Inc.;
                             Executive  Vice  President,   General  Counsel  and
                             Director  of  OFI  Trust   Company;   Director  and
                             Assistant     Secretary     of     OppenheimerFunds
                             International  Limited  and  OppenheimerFunds  plc;
                             Vice  President,  Secretary and General  Counsel of
                             Oppenheimer    Acquisition   Corp.;   Director   of
                             OppenheimerFunds      International     Distributor
                             Limited; Vice President of OppenheimerFunds  Legacy
                             Program.

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
   Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
   Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund

Oppenheimer Master Loan Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):

   Oppenheimer New Jersey Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
   Moderate Investor Fund

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal

      Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
      Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
      Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
   Oppenheimer Quest Balanced Fund
   Oppenheimer Quest Opportunity Value Fund
   Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):

   Oppenheimer Balanced Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Core Bond Fund/VA
   Oppenheimer Global Securities Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   Oppenheimer MidCap Fund/VA
   Oppenheimer Money Fund/VA
   Oppenheimer Strategic Bond Fund/VA
   Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
   Government Securities Portfolio
   Growth Portfolio
   Oppenheimer International Growth Fund/VA
   Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc.
Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 70 Sir John Rogerson's
Quay, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27.  Principal Underwriter

(a)   Centennial Asset Management Corporation is the Distributor of
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset
Management Corporation is the investment adviser, as described in Part A and
B of this Registration Statement and listed in Item 26(b) above.

(b)   The directors and officers of the Registrant's principal underwriter are:
---------------------------------------------------------------------------------
Name & Principal                                          Position(s) and
Business Address     Position(s) & Office(s) with         Office(s)
                     Underwriter                          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbuhl(2)    Treasurer                            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(2)       Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen(2)  Assistant Secretary                  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1) Secretary                            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(2)    Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(2)  Assistant Secretary                  Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)     Executive Vice President & Director  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson(1)   President & Director                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(2)  Vice President and Chief Compliance  Vice President and
                     Officer                              Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol E. Wolf(2)     Vice President                       Vice President &
                                                          Portfolio Manager

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(1)    General Counsel                      Secretary
---------------------------------------------------------------------------------

(1)Two World Financial Center 225 Liberty Street-11th Floor, New York, NY
10281-1008
(2)6803 South Tucson Way, Centennial, CO 80112-3924

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

[PG NUMBER]

C-14

                                  SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all  the requirements for  effectiveness  of this  Registration  Statement  pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the County of Arapahoe and State of Colorado on
the 24th day of October, 2008.

                              CENTENNIAL TAX EXEMPT TRUST

                                                      By:  /s/ John V. Murphy*
                                 ---------------------------------------------
                                                  John V. Murphy, President, &
                                       Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date
William L. Armstrong *        Chairman of the

----------------------------------                          Board Trustees
October 24, 2008
William L. Armstrong

John V. Murphy*               President, Principal

----------------------------------                          Executive Officer
& Trustee                     October 24, 2008
John V. Murphy

Brian W. Wixted*              Treasurer, Principal          October 24, 2008
----------------------------------                          Financial &
Brian W. Wixted               Accounting Officer

George Bowen*                 Trustee                       October 24, 2008

----------------------------------
George Bowen

Edward L. Cameron *           Trustee                       October 24, 2008

----------------------------------
Edward L. Cameron

Jon S. Fossel*                Trustee                       October 24, 2008

----------------------------------
Jon S. Fossel

Sam Freedman*                 Trustee                       October 24, 2008

----------------------------------
Sam Freedman

Richard F. Grabish*           Trustee                       October 24, 2008

----------------------------------
Richard F. Grabish

Beverly L. Hamilton*          Trustee                       October 24, 2008

----------------------------------
Beverly L. Hamilton

Robert J. Malone*             Trustee                       October 24, 2008

----------------------------------
Robert J. Malone

F. William Marshall, Jr.      Trustee                       October 24, 2008

----------------------------------
F. William Marshall, Jr.

*By: /s/ Kathleen T. Ives

-----------------------------------------

Kathleen T. Ives, Attorney-in-Fact

                         CENTENNIAL TAX EXEMPT TRUST

                       Post-Effective Amendment No. 46

                      Registration Statement No. 2-69654

                                EXHIBIT INDEX

Exhibit No.                   Description

23(j)                   Independent Registered Public Accounting firm's
consent